UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number: 811-21348

Name of Fund: BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Muni Intermediate Duration Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2020

Date of reporting period: 10/31/2019

Item 1 – Report to Stockholders

OCTOBER 31, 2019

2019 Semi-Annual Report (Unaudited)

BlackRock MuniAssets Fund, Inc. (MUA)

BlackRock MuniEnhanced Fund, Inc. (MEN)

BlackRock MuniHoldings Fund, Inc. (MHD)

BlackRock MuniHoldings Fund II, Inc. (MUH)

BlackRock MuniHoldings Quality Fund, Inc. (MUS)

BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

BlackRock MuniVest Fund II, Inc. (MVT)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from BlackRock or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with BlackRock, you can call Computershare at (800) 699-1236 to request that you continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can follow the instructions included with this disclosure, if applicable, or contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by BlackRock Advisors, LLC or its affiliates, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

Investment performance in the 12 months ended October 31, 2019 was a tale of two markets. The first half of the reporting period was characterized by restrictive monetary policy, deteriorating economic growth, equity market volatility, and rising fear of an imminent recession. During the second half of the reporting period, stocks and bonds rebounded sharply, as influential central banks shifted toward accommodative monetary policy, which led to broad-based optimism that a near-term recession could be averted.

After the dust settled, equity and bond markets posted mixed returns while weathering significant volatility. U.S. large cap equities and U.S. bonds advanced, while equities at the high end of the risk spectrum — emerging markets and U.S. small cap — posted modest negative returns.

Fixed-income securities played an important role in diversified portfolios by delivering strong returns amid economic uncertainty, as interest rates declined (and bond prices rose). Long-term bonds, particularly long-term Treasuries, proved to be an effective ballast for diversified investors. Investment-grade and high-yield corporate bonds posted positive returns, as the credit fundamentals in corporate markets remained relatively solid.

In the U.S. equity market, volatility spiked in late 2018, as a wide variety of risks were brought to bear on markets, including rising interest rates, slowing global growth, and heightened trade tensions. Volatility also rose in emerging markets, as the appreciating U.S. dollar and higher interest rates in the U.S. disrupted economic growth abroad. Despite an economic slowdown in Europe and ongoing uncertainty about Brexit, European equities posted a modest positive return.

As equity performance faltered and global economic growth slowed, the U.S. Federal Reserve (the “Fed”) shifted away from policies designed to decrease inflation in favor of renewed efforts to stimulate economic activity. The Fed left interest rates unchanged in January 2019, then reduced interest rates three times thereafter, starting in July 2019. Similarly, the Fed took measures to support liquidity in short-term lending markets. Following in the Fed’s footsteps, the European Central Bank announced aggressive economic stimulus measures, including lower interest rates and the return of its bond purchasing program. The Bank of Japan signaled a continuation of accommodative monetary policy, while China committed to looser credit conditions and an increase in fiscal spending.

The outpouring of global economic stimulus led to a sharp rally in risk assets throughout the world despite the headwind of rising geopolitical and trade tensions. Hopes continued to remain high as the current economic expansion became the longest in U.S. history.

We continue to expect a slowing expansion with additional room to run. Despite a sharp slowdown in trade and manufacturing across the globe, U.S. consumers continued to spend at a relatively healthy pace, benefiting from the lowest unemployment rate in 50 years and rising wages. However, trade disputes and the resulting disruptions in global supply chains, as well as geopolitical tensions, particularly in the Middle East, continued to have a negative impact on global growth.

Overall, we favor reducing investment risk due to rising economic uncertainty. We believe U.S. equities remain relatively attractive, but we are shifting to a more cautious stance by emphasizing factors that seek lower-volatility and higher-quality stocks. In fixed income, government bonds continue to be important portfolio stabilizers, while emerging market bonds offer relatively attractive income opportunities.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of October 31, 2019
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	4.16%	14.33%
U.S. small cap equities (Russell 2000® Index)	(1.09)	4.90
International equities (MSCI Europe, Australasia, Far East Index)	3.35	11.04
Emerging market equities (MSCI Emerging Markets Index)	(1.67)	11.86
3-month Treasury bills (ICE BofAML 3-Month U.S. Treasury Bill Index)	1.21	2.40
U.S. Treasury securities (ICE BofAML 10-Year U.S. Treasury Index)	8.17	15.85
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	5.71	11.51
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	9.07
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.69	8.38
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE IS NOT PART OF YOUR FUND REPORT

3

Municipal Market Overview  For the Reporting Period Ended October 31, 2019

Municipal Market Conditions

Municipal bonds posted strong total returns during the period, buoyed by rallying interest rates as the Fed turned more dovish late in 2018 on the back of slowing global growth and trade uncertainties, indicated a commitment to sustain the current economic expansion, and executed a mid-cycle adjustment consisting of three 0.25% rate cuts.

Outside of the favorable rate backdrop, municipal technicals remained supportive with strong demand outpacing modest supply. Broadly, investors favored the tax-exempt income, diversification, quality and value of municipal bonds, given that tax reform ultimately lowered the top individual tax rate just 2.6% while eliminating deductions. During the 12 months ended October 31, 2019, municipal bond funds experienced net inflows of approximately $70 billion (based on data from the Investment Company Institute), with 2019 on track to be the best year for municipal fund flows on record. For	S&P Municipal Bond Index
Total Returns as of October 31, 2019
6 months: 3.52%
12 months: 9.07%

the same 12-month period, total new issuance was moderate from a historical perspective at $364 billion. Notably, taxable municipal issuance picked up late in 2019, as issuers advance refunded tax-exempt debt using taxable municipal bonds for cost savings, given the inability to do so in the tax-exempt market post-tax reform. However, the market ultimately remained in a favorable net negative supply environment in which reinvestment income (coupons, calls, and maturities) outstripped gross issuance and provided a technical tailwind.

A Closer Look at Yields

From October 31, 2018 to October 31, 2019, yields on AAA-rated 30-year municipal bonds decreased by 132 basis points (“bps”) from 3.38% to 2.06%, while ten-year rates decreased by 124 bps from 2.73% to 1.49% and five-year rates decreased by 115 bps from 2.30% to 1.15% (as measured by Thomson Municipal Market Data). As a result, the municipal yield curve flattened over the 12-month period with the spread between two- and 30-year maturities flattening by 36 bps, led by 28 bps of flattening between two- and ten-year maturities.

During the same time period, tax-exempt municipal bonds underperformed duration matched U.S. Treasuries, most notably in the front and intermediate part of the curve. However, relative valuations remained stretched versus history. Given that the corporate tax rate was lowered much more than the individual rate, institutions now have less incentive to own tax-exempt municipal bonds, while individuals are more incentivized. In a more retail-driven market, lower municipal-to-Treasury ratios are likely sustainable as individuals are focused more on generating tax-free income and less concerned with relative valuations. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

Most states and locals are on solid footing as tax receipts are increasing steadily and spending levels are rebounding from post-recession lows. Rising healthcare expenditures and legacy pension costs are plaguing a handful of high-profile credits. Essential service revenue bonds continue to benefit from deleveraging. Several private-public partnerships and off-balance sheet projects have made headlines for cost-overruns that are calling into question their value-add. More caution is warranted in the non-profit sectors, especially less-selective private education credits that are dealing with competitive pressures and are burdened with outsized debt. Merger and acquisition activity remained elevated in the hospital sector, providing opportunities to generate performance. Additionally, high yield remains an important driver of performance. BlackRock maintains the view that municipal bond defaults will remain minimal and the overall market is fundamentally sound. However, we continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of October 31, 2019 and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (“AMT”). Capital gains distributions, if any, are taxable.

The S&P Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the AMT. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Funds (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage (after paying the leverage costs) is paid to shareholders in the form of dividends, and the value of these portfolio holdings (less the leverage liability) is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Funds’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Funds’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that the Funds’ intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Funds’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) or Variable Rate Muni Term Preferred Shares (“VMTP Shares”) (collectively, “Preferred Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Fund’s obligations under the TOB Trust (including accrued interest), then the TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements imposed by the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

THE BENEFITS AND RISKS OF LEVERAGING / DERIVATIVE FINANCIAL INSTRUMENTS	5

Fund Summary as of October 31, 2019	BlackRock MuniAssets Fund, Inc.

Investment Objective

BlackRock MuniAssets Fund, Inc.’s (MUA) (the “Fund”) investment objective is to provide high current income exempt from U.S. federal income taxes by investing primarily in a portfolio of medium- to lower-grade or unrated municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests at least 65% of its assets in municipal bonds that are rated in the medium to lower rating categories by nationally recognized rating services (for example, Baa or lower by Moody’s Investors Service, Inc. (“Moody’s”) or BBB or lower by S&P Global (“S&P”), or securities that are unrated but are deemed by the investment adviser to be of comparable quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	MUA
Initial Offering Date	June 25, 1993
Yield on Closing Market Price as of October 31, 2019 ($15.49)(a)	4.07%
Tax Equivalent Yield(b)	6.88%
Current Monthly Distribution per Common Share(c)	$0.0525
Current Annualized Distribution per Common Share(c)	$0.6300
Leverage as of October 31, 2019(d)	12%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended October 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MUA(a)(b)	5.65%	3.91%
Lipper High Yield Municipal Debt Funds(c)	6.01	5.00

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s premium to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

The Fund performed well for the period, with price appreciation augmenting the contribution from income. The Fund’s holdings in longer-dated securities with maturities of 20 years and above generated the strongest returns. Allocations to unrated securities and bonds rated below investment grade added value at a time in which lower-quality bonds outperformed. At the sector level, the Fund’s positions in tobacco, tax-backed and health care issues made the largest contributions to performance.

The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as price rose, this strategy detracted from the Fund’s results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019 (continued)	BlackRock MuniAssets Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	10/31/19	04/30/19	Change	High	Low
Market Price	$15.49	$14.98	3.40%	$16.05	$14.82
Net Asset Value	14.38	14.14	1.70	14.51	14.14

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

SECTOR ALLOCATION

Sector	10/31/19	04/30/19
County/City/Special District/School District	18%	18%
Transportation	18	18
Tobacco	14	15
Utilities	14	13
Health	14	17
Education	9	8
State	6	3
Corporate	4	4
Housing	3	4

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	13%
2020	8
2021	20
2022	7
2023	12

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	10/31/19	04/30/19
AA/Aa	18%	19%
A	9	10
BBB/Baa	16	19
BB/Ba	11	8
B/B	10	—
B	—	11
CCC	1	—
CC	3	3
N/R(b)	32	30

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2019 and April 30, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 2% and 1%, respectively, of the Fund’s total investments.

FUND SUMMARY	7

Fund Summary as of October 31, 2019	BlackRock MuniEnhanced Fund, Inc.

Investment Objective

BlackRock MuniEnhanced Fund, Inc.’s (MEN) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests primarily in long-term municipal bonds that are rated investment grade quality or, if unrated, are deemed to be of comparable quality by the investment adviser at the time of investment and invests primarily in long-term municipal bonds with maturities of more than ten years at the time of investment. Effective July 31, 2019, the Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MEN
Initial Offering Date	March 2, 1989
Yield on Closing Market Price as of October 31, 2019 ($11.16)(a)	4.19%
Tax Equivalent Yield(b)	7.08%
Current Monthly Distribution per Common Share(c)	$0.0390
Current Annualized Distribution per Common Share(c)	$0.4680
Leverage as of October 31, 2019(d)	40%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended October 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MEN(a)(b)	6.49%	5.32%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	6.79	5.04

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

The Fund performed well for the period, with price appreciation augmenting the contribution from income. The Fund’s use of leverage aided results by amplifying the effect of both income and rising bond prices.

The positive market conditions contributed to robust, steady inflows into the municipal bond market and prompted investors to reach for yield. In this environment, the Fund benefited from its allocations to the long end of the yield curve, lower-rated issues, and low-coupon structures. At the sector level, the Fund’s positions in transportation and health care issues — both of which benefited from investors’ search for yield — made the largest contributions.

The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as price rose, this strategy detracted from the Fund’s results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019 (continued)	BlackRock MuniEnhanced Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	10/31/19	04/30/19	Change	High	Low
Market Price	$11.16	$10.71	4.20%	$11.55	$10.70
Net Asset Value	12.12	11.76	3.06	12.35	11.76

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

SECTOR ALLOCATION

Sector	10/31/19	04/30/19
Transportation	26%	24%
Health	16	16
State	16	15
County/City/Special District/School District	15	15
Utilities	10	11
Housing	7	6
Education	6	7
Tobacco	3	2
Corporate	1	4

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	1%
2020	3
2021	12
2022	8
2023	7

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	10/31/19	04/30/19
AAA/Aaa	6%	6%
AA/Aa	45	46
A	28	28
BBB/Baa	11	14
BB/Ba	1	2
B/B	1	—
N/R(b)	8	4

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2019 and April 30, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1%, of the Fund’s total investments.

FUND SUMMARY	9

Fund Summary as of October 31, 2019	BlackRock MuniHoldings Fund, Inc.

Investment Objective

BlackRock MuniHoldings Fund, Inc.’s (MHD) (the “Fund”) investment objective is to provide shareholders with current income exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 75% of its assets in municipal bonds that are rated investment grade or, if unrated, are deemed to be of comparable quality by the investment adviser at the time of investment and invests primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MHD
Initial Offering Date	May 2, 1997
Yield on Closing Market Price as of October 31, 2019 ($16.26)(a)	4.69%
Tax Equivalent Yield(b)	7.92%
Current Monthly Distribution per Common Share(c)	$0.0635
Current Annualized Distribution per Common Share(c)	$0.7620
Leverage as of October 31, 2019(d)	35%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)

The monthly distribution per Common Share, declared on December 6, 2019, was decreased to $0.0605 per share. The yield on closing market price, tax equivalent yield, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future. A portion of the distribution may be deemed a return of capital or net realized gain.

(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended October 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MHD(a)(b)	4.54%	4.65%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	6.79	5.04

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

The Fund performed well for the period, with price appreciation augmenting the contribution from income. The Fund’s holdings in longer-dated securities with maturities of 20 years and above generated the strongest returns. Allocations to bonds rated at the lower end of the investment grade spectrum (A and BBB) added value at a time in which lower-quality bonds outperformed. At the sector level, the Fund’s positions in tax-backed, transportation and health care issues made the largest contributions to performance.

The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as price rose, this strategy detracted from the Fund’s results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019 (continued)	BlackRock MuniHoldings Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	10/31/19	04/30/19	Change	High	Low
Market Price	$16.26	$15.92	2.14%	$17.82	$15.80
Net Asset Value	16.93	16.56	2.23	17.22	16.56

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

SECTOR ALLOCATION

Sector	10/31/19	04/30/19
Transportation	26%	25%
Utilities	18	14
Health	14	16
County/City/Special District/School District	13	13
State	10	10
Tobacco	8	7
Education	7	8
Corporate	4	6
Housing	—	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	9%
2020	11
2021	12
2022	11
2023	6

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	10/31/19	04/30/19
AAA/Aaa	4%	4%
AA/Aa	36	39
A	22	22
BBB/Baa	16	15
BB/Ba	6	3
B/B	4	5
CC	1	—
N/R(b)	11	12

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2019 and April 30, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 2% and 1%, respectively, of the Fund’s total investments.

FUND SUMMARY	11

Fund Summary as of October 31, 2019	BlackRock MuniHoldings Fund II, Inc.

Investment Objective

BlackRock MuniHoldings Fund II, Inc.’s (MUH) (the “Fund”) investment objective is to provide shareholders with current income exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 75% of its assets in municipal bonds that are rated investment grade or, if unrated, are deemed to be of comparable quality by the investment adviser at the time of investment and invests primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MUH
Initial Offering Date	February 27, 1998
Yield on Closing Market Price as of October 31, 2019 ($14.72)(a)	4.61%
Tax Equivalent Yield(b)	7.79%
Current Monthly Distribution per Common Share(c)	$0.0565
Current Annualized Distribution per Common Share(c)	$0.6780
Leverage as of October 31, 2019(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended October 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MUH(a)(b)	0.09%	5.20%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	6.79	5.04

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

The Fund performed well for the period, with price appreciation augmenting the contribution from income. The Fund’s use of leverage aided results by amplifying the effect of both income and rising bond prices.

The positive market conditions contributed to robust, steady inflows into the municipal bond market and prompted investors to reach for yield. In this environment, the Fund benefited from its allocations to the long end of the yield curve, lower-rated issues, and low-coupon structures. At the sector level, the Fund’s positions in tobacco and health care issues — both of which benefited from investors’ search for yield — made the largest contributions to performance.

The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as price rose, this strategy detracted from the Fund’s results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019 (continued)	BlackRock MuniHoldings Fund II, Inc.

Market Price and Net Asset Value Per Share Summary

	10/31/19	04/30/19	Change	High	Low
Market Price	$14.72	$15.05	(2.19)%	$15.64	$14.44
Net Asset Value	15.75	15.32	2.81	16.06	15.32

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

SECTOR ALLOCATION

Sector	10/31/19	04/30/19
Transportation	24%	22%
Health	15	17
County/City/Special District/School District	15	16
Utilities	12	12
State	11	11
Housing	7	7
Tobacco	6	6
Corporate	5	5
Education	5	4

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	6%
2020	10
2021	11
2022	7
2023	6

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	10/31/19	04/30/19
AAA/Aaa	3%	4%
AA/Aa	40	41
A	21	22
BBB/Baa	15	15
BB/Ba	5	2
B/B	3	4
CC	1	1
N/R(b)	12	11

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2019 and April 30, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 2% of the Fund’s total investments.

FUND SUMMARY	13

Fund Summary as of October 31, 2019	BlackRock MuniHoldings Quality Fund, Inc.

Investment Objective

BlackRock MuniHoldings Quality Fund, Inc.’s (MUS) (the “Fund”) investment objective is to provide shareholders with current income exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing primarily in long-term, investment grade municipal obligations exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests at least 80% of its assets in investment grade municipal obligations, and obligations deemed to be of comparable quality by the investment adviser at the time of investment, with remaining maturities of one year or more at the time of investment. Effective July 31, 2019, the Fund may invest up to 20% of its managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MUS
Initial Offering Date	May 1, 1998
Yield on Closing Market Price as of October 31, 2019 ($12.55)(a)	4.25%
Tax Equivalent Yield(b)	7.18%
Current Monthly Distribution per Common Share(c)	$0.0445
Current Annualized Distribution per Common Share(c)	$0.5340
Leverage as of October 31, 2019(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended October 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MUS(a)(b)	6.73%	4.79%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	6.79	5.04

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV narrowed during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

The Fund performed well for the period, with price appreciation augmenting the contribution from income. The Fund’s holdings in longer-dated securities, which outperformed both short- and intermediate-term issues, generated the strongest returns.

The Fund’s investment guidelines were recently updated to allow for a weighting of up to 20% in high yield bonds to align it more closely with its peer offerings. The investment adviser therefore added positions in high yield issues over the course of the period, which enhanced both income and total return.

All sectors of the Fund generated positive returns, but the transportation and tax-backed sectors made the largest contributions to absolute performance given their higher weightings in the portfolio.

The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as price rose, this strategy detracted from the Fund’s results.

Reinvestment risk continued to be a headwind for the Fund, as the proceeds from bonds that matured or were called needed to be reinvested at lower prevailing yields compared to bonds that were issued when yields were higher.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019 (continued)	BlackRock MuniHoldings Quality Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	10/31/19	04/30/19	Change	High	Low
Market Price	$12.55	$12.01	4.50%	$12.93	$11.99
Net Asset Value	13.86	13.51	2.59	14.12	13.51

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

SECTOR ALLOCATION

Sector	10/31/19	04/30/19
Transportation	35%	34%
County/City/Special District/School District	16	20
State	16	13
Health	11	8
Utilities	10	11
Education	8	9
Tobacco	2	2
Housing	2	2
Corporate	—	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	1%
2020	4
2021	17
2022	2
2023	17

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	10/31/19	04/30/19
AAA/Aaa	3%	3%
AA/Aa	44	48
A	33	32
BBB/Baa	13	11
N/R(b)	7	6

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2019 and April 30, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 2% of the Fund’s total investments.

FUND SUMMARY	15

Fund Summary as of October 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc.

Investment Objective

BlackRock Muni Intermediate Duration Fund, Inc.’s (MUI) (the “Fund”) investment objective is to provide common shareholders with high current income exempt from U.S. federal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). Under normal market conditions, the Fund invests at least 75% of its assets in municipal bonds that are rated investment grade or, if unrated, are deemed to be of comparable quality by the investment adviser at the time of investment and invests at least 80% of its assets in municipal bonds with a duration of three to ten years at the time of investment. The Fund expects to maintain a dollar-weighted average portfolio duration, as calculated by the investment adviser, of three to ten years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MUI
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of October 31, 2019 ($14.19)(a)	3.76%
Tax Equivalent Yield(b)	6.35%
Current Monthly Distribution per Common Share(c)	$0.0445
Current Annualized Distribution per Common Share(c)	$0.5340
Leverage as of October 31, 2019(d)	39%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended October 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MUI(a)(b)	4.39%	4.67%
Lipper Intermediate Municipal Debt Funds(c)	4.89	3.12

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

The Fund performed well for the period, with price appreciation augmenting the contribution from income. The Fund’s use of leverage, which enhanced portfolio income and amplified the impact of rising prices, aided results. The Fund’s holdings on the longer end of the intermediate range also contributed given the outperformance for longer-term debt relative to shorter maturities. Allocations to bonds rated at the lower end of the investment grade spectrum (AA, A and BBB) added value, as well. At the sector level, the Fund’s positions in state tax-backed and transportation issues made the largest contributions.

The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as price rose, this strategy detracted from the Fund’s results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

16	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019 (continued)	BlackRock Muni Intermediate Duration Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	10/31/19	04/30/19	Change	High	Low
Market Price	$14.19	$13.85	2.45%	$14.78	$13.80
Net Asset Value	15.82	15.40	2.73	16.10	15.40

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

SECTOR ALLOCATION

Sector	10/31/19	04/30/19
Transportation	28%	30%
County/City/Special District/School District	16	15
Education	13	12
State	13	12
Health	11	13
Utilities	11	10
Tobacco	4	4
Corporate	2	2
Housing	2	2

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	3%
2020	7
2021	14
2022	5
2023	13

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	10/31/19	04/30/19
AAA/Aaa	4%	5%
AA/Aa	31	33
A	35	35
BBB/Baa	14	17
BB/Ba	5	2
B/B	1	—
B	—	2
N/R(b)	10	6

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated Investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2019 and April 30, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

FUND SUMMARY	17

Fund Summary as of October 31, 2019	BlackRock MuniVest Fund II, Inc.

Investment Objective

BlackRock MuniVest Fund II, Inc.’s (MVT) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from U.S. federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal bonds exempt from U.S. federal income taxes (except that the interest may be subject to the U.S. federal alternative minimum tax). The Fund invests, under normal market conditions, at least 75% of its assets in municipal bonds that are rated investment grade or, if unrated, are deemed to be of comparable quality by the investment adviser at the time of investment and invests primarily in long-term municipal bonds with a maturity of more than ten years at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information

Symbol on NYSE	MVT
Initial Offering Date	March 29, 1993
Yield on Closing Market Price as of October 31, 2019 ($14.45)(a)	4.61%
Tax Equivalent Yield(b)	7.79%
Current Monthly Distribution per Common Share(c)	$0.0555
Current Annualized Distribution per Common Share(c)	$0.6660
Leverage as of October 31, 2019(d)	36%

(a)	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.
(b)

Tax equivalent yield assumes the maximum marginal U.S. federal tax rate of 40.8%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

(c)	The distribution rate is not constant and is subject to change.
(d)

Represents VMTP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VMTP Shares and TOB Trusts, minus the sum of its accrued liabilities. Does not reflect derivatives or other instruments that may give rise to economic leverage. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging and Derivative Financial Instruments on page 5.

Performance

Returns for the six months ended October 31, 2019 were as follows:

	Returns Based On
	Market Price	NAV
MVT(a)(b)	3.46%	4.72%
Lipper General & Insured Municipal Debt Funds (Leveraged)(c)	6.79	5.04

(a)	All returns reflect reinvestment of dividends and/or distributions at actual reinvestment prices.
(b)	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on market price and performance based on NAV.
(c)	Average return. Returns reflect reinvestment of dividends and/or distributions at NAV on the ex-dividend date as calculated by Lipper.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is not indicative of future results.

The following discussion relates to the Fund’s absolute performance based on NAV:

The Fund performed well for the period, with price appreciation augmenting the contribution from income. The Fund’s holdings in longer-dated securities with maturities of 20 years and above generated the strongest returns. Allocations to bonds rated at the lower end of the investment grade spectrum (A and BBB) added value at a time in which lower-quality bonds outperformed. At the sector level, the Fund’s positions in tax-backed, transportation and health care issues made the largest contributions to performance.

The Fund actively sought to manage interest rate risk using U.S. Treasury futures. Since U.S. Treasury yields fell, as price rose, this strategy detracted from the Fund’s results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

18	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Summary as of October 31, 2019 (continued)	BlackRock MuniVest Fund II, Inc.

Market Price and Net Asset Value Per Share Summary

	10/31/19	04/30/19	Change	High	Low
Market Price	$14.45	$14.29	1.12%	$15.71	$14.23
Net Asset Value	15.22	14.87	2.35	15.48	14.87

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

SECTOR ALLOCATION

Sector Allocation	10/31/19	04/30/19
Transportation	24%	24%
Utilities	17	14
Health	17	18
County/City/Special District/School District	13	13
State	8	9
Tobacco	8	7
Education	7	8
Corporate	6	6
Housing	—	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

CALL/MATURITY SCHEDULE (c)

Calendar Year Ended December 31,
2019	7%
2020	10
2021	11
2022	10
2023	7

(c)	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.
*	Excludes short-term securities.

CREDIT QUALITY ALLOCATION (a)

Credit Rating	10/31/19	04/30/19
AAA/Aaa	5%	4%
AA/Aa	31	34
A	24	25
BBB/Baa	17	19
BB/Ba	7	3
B/B	4	—
B	—	4
C	—	1
N/R(b)	12	10

(a)

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(b)

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of October 31, 2019 and April 30, 2019, the market value of unrated securities deemed by the investment adviser to be investment grade represents less than 1% of the Fund’s total investments.

FUND SUMMARY	19

Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 89.3%

Alabama — 1.1%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$3,745	$4,411,460
County of Tuscaloosa IDA, Refunding RB, Hunt Refining Project, Series A(a):
4.50%, 05/01/32	380	416,666
5.25%, 05/01/44	485	552,789
Hoover Industrial Development Board, RB, U.S. Steel Corporation Project, AMT, 5.75%, 10/01/49	515	543,464

		5,924,379

Alaska — 1.2%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	180	180,218
5.00%, 06/01/32	1,500	1,500,390
5.00%, 06/01/46	4,290	4,300,725

		5,981,333

Arizona — 2.9%
Arizona IDA, RB, Series A(a):
Doral Academy of Neveda — Fire Mesa & Red Rock Campus Projects, 5.00%, 07/15/39	520	579,509
Lone Mountain Campus Project, 5.00%, 12/15/39	250	277,692
Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.13%, 07/01/37(a)	960	1,057,450
Arizona Industrial Development Authority, Refunding RB, Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(a)	1,775	1,906,918
City of Phoenix Arizona IDA, RB:
Great Hearts Academies — Veritas Projects, 6.30%, 07/01/21(b)	500	541,995
Great Hearts Academies — Veritas Project, 6.40%, 07/01/21(b)	425	461,393
Legacy Traditional Schools Projects, Series A, 6.50%, 07/01/34(a)	570	645,491
Legacy Traditional Schools Projects, Series A, 6.75%, 07/01/44(a)	1,000	1,121,840
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	305	331,840
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	260	282,880
Basis Schools, Inc. Projects, 5.00%, 07/01/45	855	909,660
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	290	306,820
Legacy Traditional School Projects, 5.00%, 07/01/35	320	341,622
Legacy Traditional School Projects, 5.00%, 07/01/45	255	268,015
County of La Paz IDA, RB, Imagine Schools Desert West Middle Project, 5.88%, 06/15/48(a)	875	927,360
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,650	2,212,980
State of Arizona IDA, RB, Academies of Math & Science Project, Series B, 5.13%, 07/01/47(a)	665	704,614
State of Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.25%, 07/01/47(a)	1,765	1,929,445

		14,807,524

California — 5.8%
California Municipal Finance Authority, RB, Urban Discovery Academy Project(a):
5.50%, 08/01/34	315	335,566
6.00%, 08/01/44	665	716,238
6.13%, 08/01/49	580	626,232
California School Finance Authority, RB:
Alliance for College Ready Public School — 2023 Union LLC Project, Series A, 6.40%, 07/01/48	1,570	1,779,234
Value Schools, 6.65%, 07/01/33	435	496,352
Value Schools, 6.90%, 07/01/43	975	1,103,934

Security	Par (000)	Value

California (continued)
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center(a):
5.25%, 12/01/38	$580	$690,444
Series A, 5.00%, 12/01/46	725	810,224
Series A, 5.25%, 12/01/56	620	705,355
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement, Series B, 6.00%, 05/01/43	1,650	1,651,287
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(a)(c):
0.00%, 08/01/26	1,250	939,263
0.00%, 08/01/43	1,500	470,610
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	900	965,934
6.50%, 05/01/42	2,220	2,376,199
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	375	435,424
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.(d):
5.70%, 06/01/46	3,600	3,639,528
5.60%, 06/01/36	1,285	1,298,608
County of Riverside California Transportation Commission, RB, Senior Lien, Series A, 5.75%, 06/01/48	2,885	3,241,038
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/47	790	813,187
5.25%, 06/01/47	610	631,344
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
4.75%, 06/01/25	535	535,594
5.00%, 06/01/37	5,580	5,582,399

		29,843,994

Colorado — 1.6%
9th Avenue Metropolitan District No. 2, GOL, 5.00%, 12/01/48	910	971,407
Arista Metropolitan District, GO, Refunding, Series A, 5.00%, 12/01/38	1,240	1,335,802
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	575	607,752
Copperleaf Metropolitan District No. 2, GO, Refunding, 5.75%, 12/01/45	720	754,884
North Holly Metropolitan District, GOL, Series A, 5.50%, 12/01/48	500	519,740
Palisade Metropolitan District No. 2, GO, Subordinate, 7.25%, 12/15/49	1,211	1,196,577
Prairie Farm Metropolitan District, GO, Series A, 5.25%, 12/01/48	760	805,106
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,500	1,526,280
Southlands Metropolitan District No. 1, GO, Refunding, Series A-1, 5.00%, 12/01/47	410	458,495

		8,176,043

Connecticut — 0.9%
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	1,400	1,436,890
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	970	1,049,579
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C, 6.25%, 02/01/30(a)	1,835	2,070,504

		4,556,973

20	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	$1,000	$1,041,570
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	3,180	3,270,725

		4,312,295

Florida — 8.8%
Boggy Creek Improvement District, Refunding RB, Special Assessment Bonds, 5.13%, 05/01/43	1,420	1,469,643
Capital Region Community Development District, Refunding, Special Assessment, Capital Improvement Revenue Bond, Series A-1, 5.13%, 05/01/39	1,495	1,608,396
Capital Trust Agency, Inc., RB, Series A:
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/44(e)(f)	515	298,700
1st Mortgage, Silver Creek St. Augustine Project, 8.25%, 01/01/49(e)(f)	1,105	640,900
Paragon Academy of Technology and Sunshine, 5.75%, 06/01/54(a)	940	984,941
Silver Creek St. Augustine Project, 5.75%, 01/01/50(e)(f)	655	641,900
County of Charlotte Florida IDA, RB, Town & Country Utilities Project, AMT(a):
5.00%, 10/01/34	245	271,367
5.00%, 10/01/49	1,170	1,268,385
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.13%, 05/15/44(a)	630	633,377
County of Miami-Dade Florida IDA, RB, Doral Academy Project, 5.00%, 01/15/48	915	1,007,067
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Series A, 7.25%, 06/01/34	500	560,975
Florida Development Finance Corp., RB:
Renaissance Charter School, Series A, 5.75%, 06/15/29	690	758,110
Renaissance Charter School, Series A, 6.00%, 06/15/34	835	914,467
Renaissance Charter School, Series A, 6.13%, 06/15/44	3,180	3,439,933
Solid Waste Disposal Facility, Waste Pro USA, Inc. Project, AMT, 5.00%, 08/01/29(a)(g)	1,550	1,608,838
Florida Higher Educational Facilities Financial Authority, RB, Jacksonville University Project, Series A-1, 5.00%, 06/01/48(a)	1,115	1,227,258
Greeneway Improvement District, RB, Special Assessment Bonds, 5.13%, 05/01/43	1,750	1,819,388
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Lakewood Centre & NW Sector Projects, 4.95%, 05/01/29(a)	395	435,191
Lakewood Centre & NW Sector Projects, 5.50%, 05/01/39(a)	400	452,780
Lakewood Centre & NW Sector Projects, 5.65%, 05/01/48(a)	665	744,973
Northeast Sector Project — Phase 1B, 5.30%, 05/01/39	645	719,923
Northeast Sector Project — Phase 1B, 4.75%, 05/01/29	565	615,076
Northeast Sector Project — Phase 1B, 5.45%, 05/01/48	1,150	1,270,371
Lakewood Ranch Stewardship District Special Assessment Bonds, Refunding, Lakewood Center & New Sector Projects, 8.00%, 05/01/40	1,485	1,618,368
Lakewood Ranch Stewardship District Special Assessment Bonds, Village of Lakewood Ranch Sector Projects:
4.00%, 05/01/21	100	101,210
4.25%, 05/01/26	135	141,596
5.13%, 05/01/46	820	872,037
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	4,550	5,062,467

Security	Par (000)	Value

Florida (continued)
Midtown Miami Community Development District, Refunding, Special Assessment Bonds:
Series A, 5.00%, 05/01/37	$845	$889,337
Series B, 5.00%, 05/01/37	495	520,973
Santa Rosa Bay Bridge Authority, RB, 6.25%, 07/01/28(e)(f)	3,650	2,904,842
Tolomato Community Development District, Refunding, Special Assessment Bonds(d):
Convertible CAB, Series A4, 6.61%, 05/01/40	305	268,464
Series 2015-2, 6.61%, 05/01/40	805	583,561
Tolomato Community Development District(e)(f):
Series 1, 6.61%, 05/01/40(d)	1,305	1,156,334
Series 3, 6.61%, 05/01/40	875	9
Series 3, 6.65%, 05/01/40	710	7
Trout Creek Community Development District, Special Assessment Bonds:
5.38%, 05/01/38	430	468,593
5.50%, 05/01/49	1,105	1,183,720
Village Community Development District No. 9, Special Assessment Bonds:
6.75%, 05/01/31	1,435	1,527,715
7.00%, 05/01/41	2,360	2,506,745
5.50%, 05/01/42	1,135	1,209,388
West Villages Improvement District, Special Assessment Bonds:
4.75%, 05/01/39	455	479,520
5.00%, 05/01/50	940	986,229

		45,873,074

Georgia — 1.5%
County of Clayton Georgia Development Authority, Refunding RB, Delta Air Lines, Inc. Project, Series A, 8.75%, 06/01/29	3,365	3,495,394
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	560	725,435
5.00%, 05/15/36	560	730,363
5.00%, 05/15/37	615	807,218
5.00%, 05/15/38	340	446,889
5.00%, 05/15/49	1,130	1,523,150

		7,728,449

Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	140	140,200

Illinois — 5.9%
Chicago Board of Education, GO, Series C:
Dedicated Revenues, Series H, 5.00%, 12/01/46	720	811,814
Project, 5.25%, 12/01/35	1,655	1,825,515
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	900	1,044,477
Dedicated Revenues, Series D, 5.00%, 12/01/31	1,000	1,148,660
Dedicated Revenues, Series G, 5.00%, 12/01/44	2,150	2,428,253
Series B, 4.00%, 12/01/35	745	756,607
5.00%, 12/01/25	725	823,745
Chicago Board of Education, GO:
Series A, 5.00%, 12/01/42	1,020	1,074,131
Series D, 5.00%, 12/01/46	600	684,696
Series D, 5.00%, 12/01/46	1,555	1,661,766
City of Chicago Illinois, GO, Refunding, Series A, 6.00%, 01/01/38	1,260	1,494,688
Illinois Finance Authority, Refunding RB:
Primary Health Care Centers Program, 6.60%, 07/01/24	670	672,097
Rogers Park Montessori School Project, Series 2014, 6.00%, 02/01/34	365	404,584
Rogers Park Montessori School Project, Series 2014, 6.13%, 02/01/45	860	941,623

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Metropolitan Pier & Exposition Authority, RB, Series A, McCormick Place Expansion Project:
Bonds, 0.00%, 12/15/56(c)	$5,005	$1,187,086
5.50%, 06/15/53	2,370	2,652,931
Metropolitan Pier & Exposition Authority, Refunding RB, Series B(c):
McCormick Place Expansion Project Bonds, 0.00%, 12/15/54	6,980	1,792,325
Mccormick Place Expansion Project, 0.00%, 12/15/51	12,685	3,697,043
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	180	191,878
6.00%, 06/01/21	710	762,199
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/29	1,975	2,270,776
State of Illinois, GO, Series A, 5.00%, 01/01/33	740	773,803
Village of Lincolnshire Illinois, Special Tax Bonds, Sedgebrook Project, 6.25%, 03/01/34	1,583	1,585,850

		30,686,547

Indiana — 2.6%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	825	956,728
7.00%, 01/01/44	2,000	2,273,820
City of Vincennes Indiana, Refunding RB, Southwest Indiana Regional Youth Village Project, 6.25%, 01/01/29(a)	2,175	2,235,922
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1(a):
6.63%, 01/15/34	290	321,926
6.75%, 01/15/43	525	577,290
6.88%, 01/15/52	2,450	2,692,354
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT:
5.00%, 07/01/44	470	509,743
5.00%, 07/01/48	1,555	1,680,846
Indiana Housing & Community Development Authority, RB, Lake Meadows Assisted Living Project, Series A, 5.00%, 01/01/39(a)	900	920,574
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 01/15/51(a)	1,190	1,281,654

		13,450,857

Iowa — 2.0%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(g)	2,085	2,254,469
Midwestern Disaster Area, 5.25%, 12/01/25	2,190	2,348,096
Iowa Tobacco Settlement Authority, Refunding RB:
Asset-Backed, CAB, Series B, 5.60%, 06/01/34(d)	795	795,994
Series C, 5.38%, 06/01/38	4,900	4,900,147

		10,298,706

Kansas — 0.2%
City of Wichita Kansas, Refunding RB, Presbyterian Manors, Inc.:
5.00%, 05/15/34	280	312,121
5.00%, 05/15/50	485	520,832

		832,953

Kentucky — 0.9%
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing, First Tier, Series A, 5.75%, 07/01/49	4,000	4,458,120

Louisiana — 2.2%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(a)	2,430	2,457,921

Security	Par (000)	Value

Louisiana (continued)
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, S/F Housing, University of Louisiana Monroe Project, 5.00%, 07/01/54(a)	$930	$1,007,423
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.75%, 05/01/21(b)	1,745	1,861,409
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.25%, 05/15/35	5,570	6,126,554

		11,453,307

Maine — 0.6%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 6.75%, 07/01/41	2,955	3,149,882

Maryland — 1.2%
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	2,825	2,895,540
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	3,085	3,159,225

		6,054,765

Massachusetts — 0.1%
Massachusetts Development Finance Agency, Refunding RB, Tufts Medical Center, Series I, 6.75%, 01/01/21(b)	595	633,259

Michigan — 1.4%
City of Detroit Michigan, GO:
5.00%, 04/01/34	285	317,219
5.00%, 04/01/35	285	316,031
5.00%, 04/01/36	200	220,956
5.00%, 04/01/37	320	352,147
5.00%, 04/01/38	145	158,901
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,785	3,036,931
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	415	445,494
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	920	993,803
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,200	1,411,728

		7,253,210

Minnesota — 0.1%
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	195	214,246
6.00%, 09/01/51	290	321,796

		536,042

Missouri — 0.8%
City of St. Louis Missouri IDA, Refunding RB, BallPark Village Development Project, Series A:
4.38%, 11/15/35	685	747,171
4.75%, 11/15/47	760	825,139
Kirkwood Missouri IDA, RB, Aberdeen Heights, Series A, 8.25%, 05/15/20(b)	2,315	2,401,720

		3,974,030

New Hampshire — 0.5%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,015	1,048,089
Series C, AMT, 4.88%, 11/01/42	485	501,921

22	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire (continued)
New Hampshire Business Finance Authority, RB, The Vista Project, Series A(a):
5.25%, 07/01/39	$400	$435,080
5.63%, 07/01/46	270	295,777
5.75%, 07/01/54	535	585,408

		2,866,275

New Jersey — 6.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,065	1,151,148
5.25%, 11/01/44	770	831,153
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,150	1,164,766
New Jersey Economic Development Authority, RB, Friends of Vineland Public Charter School Projects, Series A, 5.25%, 11/01/54(a)(h)	1,675	1,681,231
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	2,155	2,423,190
Kapkowski Road Landfill Project, Series B, AMT, 6.50%, 04/01/31	2,160	2,550,636
Provident Group-Kean Properties, Series A, 5.00%, 07/01/32	165	190,397
Provident Group-Kean Properties, Series A, 5.00%, 07/01/37	260	294,830
State House Project, Series B, Remark 10, 5.00%, 06/15/43	2,245	2,559,884
Team Academy Charter School Project, 6.00%, 10/01/43	1,530	1,724,570
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A, 6.00%, 08/01/49(a)	500	519,625
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	2,345	2,734,762
Series BB, 4.00%, 06/15/50	1,725	1,792,827
Series BB, 5.00%, 06/15/50	3,695	4,208,272
Transportation Program, Series AA, 5.25%, 06/15/41	1,140	1,275,717
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,970	6,595,656

		31,698,664

New Mexico — 0.6%
New Mexico Hospital Equipment Loan Council, Refunding RB, Gerald Champion Regional Medical Center Project, 5.50%, 07/01/42	2,970	3,207,808

New York — 5.6%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	5,300	5,380,666
5.00%, 06/01/42	3,155	3,155,000
5.00%, 06/01/45	1,185	1,184,964
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B:
5.00%, 06/01/45	2,655	2,815,335
5.00%, 06/01/51	1,900	2,035,622
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	1,261	1,369,549
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	2,890	2,891,272
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project(a):
Class 1, 5.00%, 11/15/44	4,705	5,172,301
Class 2, 5.15%, 11/15/34	455	502,939
Class 2, 5.38%, 11/15/40	1,080	1,213,866
Class 3, 7.25%, 11/15/44	1,565	1,884,855

Security	Par (000)	Value

New York (continued)
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8, 6.00%, 12/01/36	$1,340	$1,398,947

		29,005,316

North Carolina — 0.5%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A(b):
7.75%, 03/01/21	1,000	1,086,460
7.75%, 03/01/21	1,420	1,542,773

		2,629,233

Ohio — 3.3%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Series A-2:
6.00%, 06/01/42	3,040	3,062,831
Senior Turbo Term, 5.75%, 06/01/34	6,745	6,744,730
Senior Turbo Term, 5.88%, 06/01/47	5,570	5,611,831
County of Hamilton Ohio, Refunding RB, Improvement-Life Enriching Communities, 5.00%, 01/01/46	875	966,236
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	840	927,696

		17,313,324

Oklahoma — 1.5%
County of Tulsa Oklahoma Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/37	750	857,640
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B:
5.00%, 08/15/38	2,990	3,525,060
5.25%, 08/15/43	2,690	3,193,568

		7,576,268

Oregon — 0.5%
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	1,765	1,938,270
Oregon State Facilities Authority, RB, Howard Street Charter School Project, Series A(a):
5.00%, 06/15/29	120	127,987
5.00%, 06/15/39	565	591,420

		2,657,677

Pennsylvania — 2.4%
Allentown Neighborhood Improvement Zone Development Authority, Refunding RB, Series A, 5.00%, 05/01/42	2,140	2,239,895
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/36	2,000	2,178,080
County of Lehigh Pennsylvania General Purpose Authority, Refunding RB, Bible Fellowship Church Homes, 5.13%, 07/01/32	1,800	1,890,360
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	1,135	1,179,197
County of Northampton Pennsylvania IDA, Tax Allocation Bonds, Route 33 Project, 7.00%, 07/01/32	1,855	2,120,896
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	2,710	2,850,947

		12,459,375

Puerto Rico — 9.6%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	850	863,277

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico, GO(e)(f):
Public Improvement, Series A, 5.25%, 07/01/22	$145	$112,224
Public Improvement, Series A, 5.13%, 07/01/31	515	398,587
Public Improvements, Series A, 5.25%, 07/01/26	50	38,698
Commonwealth of Puerto Rico, GO, Refunding(e)(f):
Public Improvement, 5.00%, 07/01/18	90	69,656
Public Improvement, Series A, 5.50%, 07/01/39	1,265	842,519
Public Improvements, Series B, 6.00%, 07/01/39	110	85,135
Public Improvements, Series A, 6.50%, 07/01/40	1,110	807,537
Public Improvement, Series A, 5.00%, 07/01/41	735	489,527
Public Improvements, Series A, 5.75%, 07/01/41	165	120,039
Series A, 8.00%, 07/01/35	2,205	1,329,666
Commonwealth of Puerto Rico, GO(e)(f):
5.38%, 07/01/33	500	386,978
6.00%, 07/01/38	750	580,467
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB:
5.00%, 07/01/33	170	178,146
5.13%, 07/01/37	200	210,030
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	4,290	4,334,273
6.00%, 07/01/44	1,445	1,459,840
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB:
5.75%, 07/01/37	3,355	3,573,041
5.25%, 07/01/42	920	961,520
Puerto Rico Electric Power Authority, RB(e)(f):
Series 2013-A, 7.00%, 07/01/33	3,110	2,397,617
Series 2013-A, 6.75%, 07/01/36	1,140	878,869
Series 2013-A, 7.00%, 07/01/43	190	146,478
Series A, 5.00%, 07/01/29	660	496,261
Series A, 5.00%, 07/01/42	1,315	988,762
Series A-3, 10.00%, 07/01/19	323	273,347
Series B-3, 10.00%, 07/01/19	323	273,347
Series C-1, 5.40%, 01/01/18	887	725,493
Series C-2, 5.40%, 07/01/18	888	725,611
Series C-3, 5.40%, 01/01/20	90	73,347
Series C-4, 5.40%, 07/01/20	90	73,347
Series CCC, 5.25%, 07/01/26	260	195,497
Series CCC, 5.25%, 07/01/28	145	109,027
Series TT, 5.00%, 07/01/25	100	75,191
Series TT, 5.00%, 07/01/26	225	169,180
Series TT, 5.00%, 07/01/32	190	142,863
Series WW, 5.50%, 07/01/19	200	150,382
Series WW, 5.50%, 07/01/38	205	154,142
Series WW, 5.50%, 07/01/49	1,175	866,562
Series WW, 5.50%, 07/01/49	145	109,027
Series XX, 5.25%, 07/01/27	110	82,710
Series XX, 5.25%, 07/01/35	60	45,115
Series XX, 5.75%, 07/01/36	85	63,912
Series XX, 5.25%, 07/01/40	480	360,917
Puerto Rico Electric Power Authority, Refunding RB(e)(f):
Series AAA, 5.25%, 07/01/22	2,545	1,913,611
Series AAA, 5.25%, 07/01/29	95	71,431
Series UU, 1.00%, 07/01/19	55	36,575
Series UU, 1.16%, 07/01/19	60	39,900
Series UU, 1.00%, 07/01/20	495	351,038
Series UU, 2.11%, 07/01/31	580	411,317
Series ZZ, 5.00%, 07/01/19	145	106,212
Series ZZ, 5.25%, 07/01/19	455	342,119
Series ZZ, 5.25%, 07/01/21	50	37,596
Series ZZ, 5.25%, 07/01/24	345	259,409
Series ZZ, 5.25%, 07/01/26	40	30,076

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Public Buildings Authority, Refunding RB:
Government Facilities, Series F (GTD),(e)(f) 5.25%, 07/01/24	$235	$201,719
Series M, 10.00%, 07/01/34	155	143,087
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/24(c)	70	61,518
CAB, Series A-1, 0.00%, 07/01/27(c)	134	106,927
CAB, Series A-1, 0.00%, 07/01/29(c)	200	149,562
CAB, Series A-1, 0.00%, 07/01/31(c)	239	167,061
CAB, Series A-1, 0.00%, 07/01/33(c)	337	214,848
CAB, Series A-1, 0.00%, 07/01/46(c)	7,976	2,094,019
CAB, Series A-1, 0.00%, 07/01/51(c)	5,294	1,029,048
Series A-1, 4.75%, 07/01/53	3,822	3,941,934
Series A-1, 5.00%, 07/01/58	4,761	4,982,672
Series A-2, 4.33%, 07/01/40	1,729	1,751,857
Series A-2, 4.78%, 07/01/58	2,080	2,140,798
Series A-2, 4.54%, 07/01/53	21	21,270
Series B-1, 4.55%, 07/01/40	2,402	2,478,312
Series B-1, 0.00%, 07/01/46(c)	883	232,600

		49,734,680

Rhode Island — 2.0%
Central Falls Detention Facility Corp., Refunding RB, 7.25%, 07/15/35(e)(f)	4,190	642,465
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	980	1,089,221
Series B, 4.50%, 06/01/45	5,055	5,268,372
Series B, 5.00%, 06/01/50	3,330	3,547,449

		10,547,507

South Carolina — 0.7%
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	3,275	3,696,034

Tennessee — 0.4%
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds, Senior Tax Increment, Graceland Project, Series A:
5.50%, 07/01/37	925	1,034,798
5.63%, 01/01/46	1,085	1,201,887

		2,236,685

Texas — 7.3%
Central Texas Regional Mobility Authority, Refunding RB, CAB(c):
0.00%, 01/01/28	1,000	832,270
0.00%, 01/01/29	2,000	1,613,180
0.00%, 01/01/30	1,170	911,804
0.00%, 01/01/33	3,690	2,577,428
0.00%, 01/01/34	4,000	2,684,400
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	2,890	3,074,180
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	910	1,015,423
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	475	558,871
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Senior Living Center Project, Series A, 8.25%, 11/15/44(e)(f)	4,200	3,780,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	865	945,168

24	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	$890	$964,404
New Hope Cultural Education Facilities Corp., RB, Stephenville LLC Tarleton State University Project:
5.88%, 04/01/36	1,210	1,342,108
6.00%, 04/01/45	1,845	2,037,157
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A, 5.00%, 08/15/36(a)	1,085	1,109,261
Newark Higher Education Finance Corp., RB, Series A(a):
5.50%, 08/15/35	290	328,480
5.75%, 08/15/45	580	657,186
Red River Health Facilities Development Corp., First MRB, Project:
Eden Home, Inc., 7.25%, 12/15/42(e)(f)	2,895	1,851,633
Wichita Falls Retirement Foundation, 5.13%, 01/01/41	900	931,635
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	3,775	3,917,582
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	3,000	3,023,880
Texas Transportation Commission, RB, CAB, First Tier Toll Revenue(c):
0.00%, 08/01/46	1,420	438,439
0.00%, 08/01/47	2,120	621,860
0.00%, 08/01/48	2,235	622,336
0.00%, 08/01/49	2,100	560,679
0.00%, 08/01/50	3,015	750,102
0.00%, 08/01/51	1,770	415,313
0.00%, 08/01/52	1,770	392,090
0.00%, 08/01/53	160	33,451

		37,990,320

Utah — 0.6%
State of Utah Charter School Finance Authority, Refunding RB, 6.75%, 10/15/43	2,950	2,956,991

Virginia — 2.8%
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(a):
5.00%, 03/01/35	495	524,903
5.00%, 03/01/45	505	525,786
Mosaic District Community Development Authority, Special Assessment, Series A:
6.63%, 03/01/26	1,485	1,572,867
6.88%, 03/01/36	1,300	1,372,579
Norfolk Redevelopment & Housing Authority, RB, Fort Norfolk Retirement Community, Inc. — Harbor’s Edge Project, Series A:
4.00%, 01/01/29	300	324,645
5.00%, 01/01/34	485	536,895
4.38%, 01/01/39	725	783,116
5.00%, 01/01/49	955	1,032,517
Tobacco Settlement Financing Corp., Refunding RB, Senior Series B-1, 5.00%, 06/01/47	2,370	2,370,000
Virginia College Building Authority, RB, Green Bond, Marymount University Project, Series B, 5.00%, 07/01/45(a)	535	574,922
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 01/01/37	4,440	4,914,858

		14,533,088

Security	Par (000)	Value

Washington — 0.8%
County of King Washington Public Hospital District No. 4, GO, Refunding, Snoqualmie Valley Hospital, 7.00%, 12/01/40	$1,455	$1,526,310
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.50%, 09/01/42	1,495	1,555,084
Washington State Housing Finance Commission, Refunding RB(a):
5.75%, 01/01/35	315	334,347
6.00%, 01/01/45	850	895,628

		4,311,369

Wisconsin — 1.5%
Public Finance Authority, RB:
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31(a)	605	681,369
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47(a)	605	678,405
Delray Beach Radiation Therapy, 6.85%, 11/01/46(a)	900	1,010,421
Delray Beach Radiation Therapy, 7.00%, 11/01/46(a)	570	644,966
Minnesota College of Osteopathic Medicine, Series A-1, 5.50%, 12/01/48(a)	655	661,720
Piedmont Community Charter School, 5.00%, 06/15/39	175	203,957
Piedmont Community Charter School, 5.00%, 06/15/49	530	609,367
Piedmont Community Charter School, 5.00%, 06/15/53	355	405,964
Traders Point Christian Schools, Series A, 5.38%, 06/01/44(a)	555	580,769
Traders Point Christian Schools, Series A, 5.50%, 06/01/54(a)	680	709,315
Public Finance Authority, Refunding RB, Wingate University, Series A, 5.25%, 10/01/48	1,065	1,205,665
Wisconsin Health & Educational Facilities Authority, Refunding RB, Benevolent Corporation Cedar Community, 5.00%, 06/01/41	225	245,543

		7,637,461

Total Municipal Bonds — 89.3% (Cost — $431,982,220)		463,184,017

Municipal Bonds Transferred to Tender Option Bond Trusts(j)

Colorado — 2.2%
Colorado Health Facilities Authority, Refunding RB, Sisters of Leavenworth Health System, Series A, 5.00%, 01/01/40	11,468	11,536,969

Illinois — 2.9%
Illinois Finance Authority, RB, The Carle Foundation, Series A (AGM), 6.00%, 08/15/41	7,180	7,733,075
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	4	4,083
4.00%, 02/15/41	1,495	1,627,560
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/40	5,056	5,806,412

		15,171,130

Massachusetts — 0.5%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,268	2,446,544

New York — 14.4%
City of New York Housing Development Corp., RB, M/F, Series C-1A:
4.15%, 11/01/39	1,893	1,974,956
4.20%, 11/01/44	3,470	3,620,026
4.30%, 11/01/47	2,840	2,962,391

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
City of New York New York Housing Development Corp., RB,M/F:
Housing, Series D-1, Class B, 4.25%, 11/01/45	$8,996	$9,461,196
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution:
Fiscal 2013, Series CC, 5.00%, 06/15/47	14,181	15,967,240
Series HH, 5.00%, 06/15/31(k)	8,610	9,137,535
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(k):
5.75%, 02/15/21(b)	2,798	2,955,290
5.75%, 02/15/47	1,721	1,818,004
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	18,104	19,588,518
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(k)	6,600	7,156,241

		74,641,397

Pennsylvania — 0.6%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,505	3,011,561

Rhode Island — 0.3%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,710	1,787,361

Texas — 0.5%
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,271	2,362,628

Washington — 1.6%
City of Bellingham Washington Water & Sewer Revenue, RB, Water & Sewer, 5.00%, 08/01/40	7,966	8,417,101

Wisconsin — 0.2%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,142	1,230,458

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 23.2% (Cost — $114,766,625)		120,605,149

Total Long-Term Investments — 112.5% (Cost — $546,748,845)		583,789,166

Security	Shares	Value

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.03%(l)(m)	1,305,711	$1,305,841

Total Short-Term Securities — 0.3% (Cost — $1,305,841)		1,305,841

Total Investments — 112.8% (Cost — $548,054,686)		585,095,007

Other Assets Less Liabilities — 1.1%		5,695,891

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (13.9)%		(72,055,459)

Net Assets Applicable to Common Shares — 100.0%		$518,735,439

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	When-issued security.
(i)	Variable rate security. Rate shown is the rate in effect as of period end.
(j)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(k)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expire between November 15, 2019 to December, 15, 2020, is $11,849,809. See Note 4 of the Notes to Financial Statements for details.

(l)	Annualized 7-day yield as of period end.

(m)

During the six months ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	767,387	538,324	1,305,711	$1,305,841	$6,751	$438	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	14	12/19/19	$1,824	$7,622
Long U.S. Treasury Bond	64	12/19/19	10,328	110,496
5-Year U.S. Treasury Note	16	12/31/19	1,907	7,855

				$125,973

26	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniAssets Fund, Inc. (MUA)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$125,973	$—	$125,973

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,890,370)	$—	$(1,890,370)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$227,816	$—	$227,816

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$18,043,777

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$583,789,166	$—	$583,789,166
Short-Term Securities	1,305,841	—	—	1,305,841

	$1,305,841	$583,789,166	$—	$585,095,007

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$125,973	$—	$—	$125,973

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $71,659,281 are categorized as Level 2 within the disclosure hierarchy.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 118.0%

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	$1,010	$1,169,721

Alaska — 0.3%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,058,152

Arizona — 1.2%
Arizona IDA, RB(a):
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/39	540	560,974
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/49	610	633,363
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A, 5.00%, 07/01/54	470	483,879
Odyssey Preparatory Academy Project, 5.00%, 07/01/54	615	641,549
County of Maricopa Arizona IDA, Refunding RB, Series A:
HonorHealth, 5.00%, 09/01/36	645	784,301
Banner Health Obligation Group, 4.00%, 01/01/41	745	818,218
County of Pima IDA, Refunding RB, Ameican Leadership Academy Project, 5.00%, 06/15/49(a)	525	554,101

		4,476,385

California — 14.2%
Anaheim California Public Financing Authority, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 09/01/24	5,000	5,725,100
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	1,200	1,245,180
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/37	1,090	1,223,133
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,480	1,605,163
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	975	1,036,230
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/49	795	953,428
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	410	486,830
Series A, 5.00%, 03/01/37	455	539,557
Series A-1, 5.75%, 03/01/34	850	896,121
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(b)	2,175	2,317,332
County of San Mateo California Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 09/01/30(c)	12,740	10,223,085
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	1,480	1,509,600
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 6.25%, 08/01/43(d)	2,500	2,456,625
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(c)	3,750	2,488,200
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/38(c)	5,000	2,996,650

Security	Par (000)	Value

California (continued)
San Diego California Community College District, GO, CAB, Election of 2006(c):
0.00%, 08/01/31	$2,145	$1,296,567
0.00%, 08/01/32	2,680	1,516,800
San Diego California Unified School District, GO, Election of 2008(c):
Series C, 0.00%, 07/01/38	1,600	999,552
Series G, 0.00%, 07/01/34	650	345,078
Series G, 0.00%, 07/01/35	690	344,655
Series G, 0.00%, 07/01/36	1,035	486,409
Series G, 0.00%, 07/01/37	690	305,297
San Diego California Unified School District, GO, Refunding, CAB, Series R-1(c):
0.00%, 07/01/30	5,000	4,040,150
0.00%, 07/01/31	1,280	1,001,626
San Marcos Unified School District, GO, Election of 2010, Series A(b):
5.00%, 08/01/21	700	747,887
5.00%, 08/01/21	600	641,046
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(c)	5,500	3,531,110

		50,958,411

Colorado — 1.8%
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	1,310	1,421,874
Colorado Health Facilities Authority, RB, Series A:
Adventist Health System/Sunbelt Obligated Group, 4.00%, 11/15/46	1,070	1,142,610
Commonspirit Health, 4.00%, 08/01/49	1,200	1,283,196
Denver Health & Hospital Authority, Refunding RB, Series A:
4.00%, 12/01/39	305	336,638
4.00%, 12/01/40	230	253,156
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	2,000	2,046,820

		6,484,294

Connecticut — 1.1%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	360	385,369
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	770	843,990
Series A-1, 3.80%, 11/15/39	470	501,462
Sub-Series B-1, 4.00%, 05/15/45	1,445	1,528,593
State of Connecticut, GO, Series C, 5.00%, 06/15/32	615	755,017

		4,014,431

District of Columbia — 0.3%
District of Columbia Ballpark Revenue, RB, Series B-1 (NPFGC), 5.00%, 02/01/31	1,215	1,218,341

Florida — 11.1%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,600	1,776,512
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group:
6.00%, 11/15/19(b)	5	5,007
6.00%, 11/15/37	1,445	1,447,081
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,030,896
5.38%, 10/01/32	3,160	3,368,686

28	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 6.00%, 10/01/38	$2,025	$2,343,897
Series B, AMT, 6.00%, 10/01/30	640	739,706
Series B, AMT, 6.25%, 10/01/38	415	480,192
Series B, AMT, 6.00%, 10/01/42	660	760,822
County of Miami-Dade Florida, Refunding ARB, Series A, AMT, 5.00%, 10/01/38	480	551,717
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	215,745
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,995	3,427,658
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/49(e)	3,090	3,422,484
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	560	616,347
5.00%, 08/01/47	1,620	1,776,119
County of Orange HFA, RB, S/F Housing, Multi-County Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/47	495	523,378
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(b)	30	32,158
5.00%, 10/01/31	1,970	2,105,024
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	1,750	2,098,512
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	2,000	2,113,740
5.38%, 10/01/29	1,050	1,126,282
Greater Orlando Aviation Authority, RB, Priority Subordinated, AMT:
Series A, 5.00%, 10/01/47	3,970	4,656,135
Sub-Series A, 5.00%, 10/01/52	1,490	1,739,515
Lakewood Ranch Stewardship District, Special Assessment Bonds, NorthEast Sector Project(a)(e):
3.85%, 05/01/39	450	449,159
4.00%, 05/01/49	675	666,428
State of Florida, GO, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, 4.00%, 07/01/39	2,065	2,340,492

		39,813,692

Georgia — 3.9%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	500	588,805
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,250	1,331,812
Georgia Housing & Finance Authority, RB, S/F Housing, Series B, 3.20%, 12/01/44	915	926,099
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/43	685	799,046
4.00%, 04/01/48(f)	265	287,220
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 01/01/25	7,475	9,404,447
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	140	159,089
5.00%, 04/01/44	380	426,858

		13,923,376

Security	Par (000)	Value

Illinois — 13.2%
Chicago Board of Education, GO, Refunding, Series A:
CAB, 0.00%, 12/01/25(c)	$250	$210,655
5.00%, 12/01/29	660	782,509
5.00%, 12/01/30	790	933,353
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,005	1,109,781
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	4,290	4,510,892
3rd Lien, Series A, 5.75%, 01/01/39	820	857,761
Senior Lien, Series D, 5.25%, 01/01/42	2,900	3,469,299
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	1,019,952
Sales Tax Receipts, 5.25%, 12/01/36	595	635,353
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	45	47,753
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 08/15/34	650	696,865
6.00%, 08/15/41	1,000	1,071,980
Illinois Finance Authority, Refunding RB, Silver Cross Hospital & Medical Centers, Series C:
4.13%, 08/15/37	740	781,211
5.00%, 08/15/44	350	388,465
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	1,365	1,489,352
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	1,785	2,076,758
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 01/01/33	9,145	10,131,197
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(c):
0.00%, 12/15/26	5,000	4,183,600
0.00%, 12/15/33	9,950	6,397,750
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(c)	3,450	1,451,139
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	675	724,626
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	1,275	1,345,036
State of Illinois, GO:
5.25%, 02/01/33	830	900,998
5.50%, 07/01/33	820	897,105
5.25%, 02/01/34	830	899,454
5.50%, 07/01/38	445	484,997

		47,497,841

Indiana — 0.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,173,777
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	515	558,548
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	890	969,353

		2,701,678

Iowa — 0.2%
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	265	270,931
5.70%, 12/01/27	120	122,688
5.80%, 12/01/29	80	81,794
5.85%, 12/01/30	85	86,907

		562,320

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana — 1.7%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	$2,820	$3,167,593
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/46	2,700	3,111,102

		6,278,695

Maine — 0.3%
State of Maine Housing Authority, RB:
M/F Housing, Series E, 4.25%, 11/15/43	710	775,618
S/F Housing, Mortgage Purchase Bonds, Series B, 3.35%, 11/15/44	200	205,328

		980,946

Maryland — 0.5%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds, Senior Lien, Harbor Point Project, Series A, 3.63%, 06/01/46(a)	740	722,136
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	1,150	1,248,567

		1,970,703

Massachusetts — 2.6%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,090	2,382,495
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	3,235	3,636,011
Massachusetts HFA, RB, M/F Housing, Series A, 3.85%, 06/01/46	55	57,355
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	795	830,846
Series C, 5.35%, 12/01/42	315	318,824
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	1,280	1,428,467
Sub-Series B, 4.00%, 02/15/43	755	805,895

		9,459,893

Michigan — 5.3%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,700	1,806,964
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	615	671,826
Michigan Finance Authority, Refunding RB:
Henry Ford Health System, 4.00%, 11/15/46	1,175	1,261,339
Trinity Health Credit Group, 5.00%, 12/01/21(b)	20	21,542
Trinity Health Credit Group, Series A, 4.00%, 12/01/40	2,945	3,249,159
Michigan State Housing Development Authority, RB, M/F Housing, Series A-1, 3.35%, 10/01/49	435	443,335
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	640	780,589
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	1,640	1,936,217
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,065	1,192,054
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	155,698
Series I-A, 5.38%, 10/15/41	700	749,203
Series II-A (AGM), 5.25%, 10/15/36	900	961,119
State of Michigan Housing Development Authority, RB:
M/F Housing, Series A, 4.15%, 10/01/53	1,885	2,007,374
M/F Housing, Series A, 4.05%, 10/01/48	1,855	1,983,663
S/F Housing, Series C, 4.13%, 12/01/38	1,465	1,598,051

Security	Par (000)	Value

Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$380	$427,086

		19,245,219

Missouri — 0.3%
State of Missouri Health & Educational Facilities Authority, RB, Mercy Health, 4.00%, 11/15/42	1,015	1,057,549

Nebraska — 1.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.00%, 09/01/32	5,010	5,432,443
5.25%, 09/01/37	750	817,373

		6,249,816

Nevada — 1.2%
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	500	502,705
(AGM), 5.25%, 07/01/39	3,800	3,821,926

		4,324,631

New Jersey — 9.6%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	895	1,006,383
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	685	767,714
Series WW, 5.25%, 06/15/33	155	175,348
Series WW, 5.00%, 06/15/34	205	228,569
Series WW, 5.00%, 06/15/36	925	1,028,184
Series WW, 5.25%, 06/15/40	265	298,806
New Jersey EDA, Refunding RB:
Series B, 5.50%, 06/15/30	5,360	6,346,454
Sub-Series A, 4.00%, 07/01/32	1,040	1,109,503
New Jersey Higher Education Student Assistance Authority, Refunding RB, AMT:
Series 1, 5.50%, 12/01/26	255	274,082
Series 1, 5.75%, 12/01/27	1,625	1,754,317
Series B, 3.25%, 12/01/39	2,695	2,750,113
Sub-Series C, 3.63%, 12/01/49	725	737,941
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	970	1,015,648
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	1,490	1,652,619
Transportation Program, Series AA, 5.00%, 06/15/38	1,885	2,061,832
Transportation System, Series A, 5.50%, 06/15/41	3,150	3,296,569
Transportation System, Series AA, 5.50%, 06/15/39	1,150	1,272,912
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,055,090
Transportation System, Series B, 5.00%, 06/15/42	520	539,708
Transportation System, Series D, 5.00%, 06/15/32	735	817,452
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.00%, 06/01/34	920	1,107,616
Series A, 5.00%, 06/01/36	1,365	1,632,404
Series A, 4.00%, 06/01/37	870	946,821
Sub-Series B, 5.00%, 06/01/46	2,255	2,491,324

		34,367,409

New Mexico — 0.1%
City of Santa Fe, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/44(e)	200	221,244

30	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York — 3.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 12/15/21(b)	$1,425	$1,550,143
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,130	1,255,893
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,636,214
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	430	455,624
5.75%, 02/15/47	270	283,638
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,715	3,029,180
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	625	713,806
Consolidated,186th Series, 5.00%, 10/15/44	1,250	1,417,300
Series 207, 4.00%, 09/15/43	460	505,356
State of New York HFA, RB, M/F Housing, Green Bond, Series B (SONYMA), 3.88%, 11/01/48	170	178,043

		11,025,197

Ohio — 2.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	2,945	2,967,117
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	460	505,439
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(b)	530	586,699
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	320	340,000
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 02/15/37(c)	10,000	6,152,500

		10,551,755

Oklahoma — 0.2%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	555	612,165

Oregon — 0.8%
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 5.00%, 06/15/40(d)	440	509,168
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(c)	995	507,898
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,150	1,340,566
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	420	449,854

		2,807,486

Pennsylvania — 11.2%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT:
5.00%, 07/01/35	755	899,031
5.00%, 07/01/47	1,610	1,874,861
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	1,600	1,719,696
Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	1,050	1,169,773
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	950	1,021,982

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	$1,035	$1,170,813
Pennsylvania Bridge Finco LP, AMT, 5.00%, 12/31/34	7,290	8,409,161
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,305	1,484,986
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	940	1,027,580
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	2,330	2,650,258
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Series 127-B, 3.88%, 10/01/38	885	949,463
Series 128B, 3.85%, 04/01/38	1,970	2,119,582
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	708,573
Series A-1, 5.00%, 12/01/41	2,385	2,792,382
Series B, 5.00%, 12/01/40	935	1,089,425
Series C, 5.50%, 12/01/23(b)	555	650,860
Series C, 5.00%, 12/01/39	3,275	3,742,637
Sub-Series A-1, 5.00%, 12/01/41	2,430	2,793,309
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(b)	575	604,567
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licenced Fund Enhancement, Third Series, 4.00%, 12/01/38	2,070	2,281,057
Series A-1, 5.00%, 12/01/40	765	883,912
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	305	356,023

		40,399,931

Puerto Rico — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,428	1,472,811
Series A-1, 5.00%, 07/01/58	2,493	2,609,074
Series A-2, 4.33%, 07/01/40	6,434	6,519,057
Series A-2, 4.78%, 07/01/58	548	564,018
Series B-1, 4.75%, 07/01/53	476	490,547
Series B-2, 4.78%, 07/01/58	462	474,146

		12,129,653

Rhode Island — 1.2%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	465	546,580
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	1,055	1,099,531
5.00%, 06/01/50	2,630	2,801,739

		4,447,850

South Carolina — 4.6%
South Carolina Jobs EDA, Refunding RB, Series A:
Palmetto Health (AGM), 6.50%, 08/01/21(b)	115	125,518
Prisma Health Obligated Group, 5.00%, 05/01/38	2,490	2,966,885
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	530	620,434
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	2,330	2,806,066
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,225	7,053,236
Series E, 5.50%, 12/01/53	745	840,777

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	$2,080	$2,315,830

		16,728,746

South Dakota — 1.3%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue:
4.00%, 07/01/37	1,225	1,330,583
4.00%, 07/01/42	3,000	3,257,820

		4,588,403

Tennessee — 0.7%
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	845	898,750
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	1,245	1,436,867

		2,335,617

Texas — 12.6%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,395	1,553,151
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	3,080	3,343,525
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	575	636,128
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(c)	2,130	1,090,794
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,880	2,299,879
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	852,165
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	3,160	3,688,131
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,095,139
Series D, 5.00%, 11/01/42	1,500	1,587,315
Series H, 5.00%, 11/01/32	3,000	3,196,830
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	975	1,113,645
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(c)	3,420	1,592,831
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	1,225	1,358,157
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(c):
0.00%, 09/15/35	4,990	2,500,189
0.00%, 09/15/36	11,525	5,451,671
0.00%, 09/15/37	8,245	3,657,070
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,355	1,633,656
Texas Department of Housing & Community Affairs, RB, Series A (Ginnie Mae), S/F Housing:
Mortgage, 4.25%, 09/01/43	390	420,904
3.75%, 09/01/49	860	912,254
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,190	1,295,589
5.00%, 12/15/32	3,440	3,740,587

Security	Par (000)	Value

Texas (continued)
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	$1,275	$1,428,510

		45,448,120

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/48	445	524,588
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	1,240	1,456,864
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/49(a)	200	210,226

		2,191,678

Virginia — 0.2%
Virginia Small Business Financing Authority, RB, 95 Express Lanes LLC Project, AMT, 5.00%, 07/01/49	750	795,653

Washington — 1.8%
County of Snohomish Housing Authority, Refunding RB, 4.00%, 04/01/44	485	519,920
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,955	2,282,169
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,015	1,142,616
Washington Health Care Facilities Authority, RB, Providence Health & Services:
4.00%, 10/01/45	705	754,428
Series A, 5.00%, 04/01/20(b)	525	533,111
Series A, 5.25%, 04/01/20(b)	625	635,313
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	555	603,440

		6,470,997

West Virginia — 0.2%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	670	720,739

Wisconsin — 1.5%
Public Finance Authority, Refunding RB, Penick Village Obligation Group, 5.00%, 09/01/49(a)(e)	335	361,666
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,376,595
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.15%, 11/01/48	2,150	2,318,883
4.45%, 05/01/57	1,160	1,248,218

		5,305,362

Total Municipal Bonds — 118.0% (Cost — $380,371,154)		424,594,099

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

Arizona — 0.5%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	1,710	1,878,059

California — 1.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(h)	3,827	4,219,208
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(h)	1,571	1,946,081

		6,165,289

32	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado — 2.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(h)	$2,324	$2,802,029
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.00%, 02/01/21(b)	7,000	7,322,630

		10,124,659

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,381	1,613,592

District of Columbia — 0.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30(h)	1,005	1,007,868
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	1,031	1,110,745

		2,118,613

Florida — 4.9%
County of Broward Florida Airport Facilities Revenue, ARB, Senior Bond, Series B, AMT, 4.00%, 09/01/49	2,296	2,481,130
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	4,480	4,853,811
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(b)	4,621	4,780,029
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49	2,370	2,602,236
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	2,640	3,088,985

		17,806,191

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	2,041	2,119,535

Illinois — 1.9%
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	2,138	2,344,467
Series A, 5.00%, 01/01/40	2,730	3,135,807
Series B, 5.00%, 01/01/40	1,050	1,212,012

		6,692,286

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,723	5,741,152

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,515	1,638,291

Maine — 0.3%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	957	1,053,473

Maryland — 2.4%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,061	1,255,747
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	2,808	3,320,494
County of Montgomery Housing Opportunites Commission, RB, S/F Housing, Series C, AMT, 3.30%, 07/01/39	4,023	4,067,604

		8,643,845

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,461	1,657,147

Security	Par (000)	Value

Michigan — 4.6%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	$1,970	$2,248,922
Multi Model- McLaren Health Care, 4.00%, 02/15/47	3,553	3,897,103
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/39	7,530	8,020,655
Michigan St Bldg Auth Revenue, Refunding RB, Facilities Program, Series I, 4.00%, 04/15/54	1,242	1,351,721
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	870	1,017,361

		16,535,762

Nebraska — 0.7%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	2,456	2,596,615

Nevada — 2.2%
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	3,061	3,718,372
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,460	4,067,057

		7,785,429

New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	800	949,952
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,308	2,585,742
Series G, 4.00%, 01/01/43	2,146	2,377,611
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,840	1,928,268

		7,841,573

New York — 6.8%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,180	2,380,713
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(h)	1,680	1,750,594
City of New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(h)	3,058	3,688,178
City of New York Water & Sewer System, Refunding RB:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	5,680	6,395,904
Series DD, 5.00%, 06/15/35	1,665	1,922,925
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,470	3,989,875
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,498	1,784,267
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,241	2,718,465

		24,630,921

Ohio — 1.5%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/49(h)	2,115	2,263,790
4.00%, 11/15/43	2,912	3,233,315

		5,497,105

Pennsylvania — 1.1%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	900	1,041,768
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 129, 3.40%, 10/01/49	1,542	1,586,446

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	$1,229	$1,306,727

		3,934,941

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,450	1,561,114

South Carolina — 0.6%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(h)	1,980	2,143,568

Texas — 2.9%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,470	1,539,428
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,229	1,485,446
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,440	4,046,747
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,874	1,968,349
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	816	863,723
3.75%, 09/01/49	579	612,884

		10,516,577

Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,234	2,782,264
Virginia Housing Development Authority, RB, S/F Housing, Series C (Ginnie Mae), 3.70%, 08/01/48	3,045	3,197,984

		5,980,248

Washington — 1.8%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,772,197
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	2,880	3,612,096

		6,384,293

Security	Par (000)	Value

Wisconsin — 0.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	$1,980	$2,154,280

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 45.8% (Cost — $156,651,836)		164,814,558

Total Long-Term Investments — 163.8% (Cost — $537,022,990)		589,408,657

	Shares

Short-Term Securities — 1.6%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(i)(j)	5,711,485	5,712,056

Total Short-Term Securities — 1.6% (Cost — $5,712,044)		5,712,056

Total Investments — 165.4% (Cost — $542,735,034)		595,120,713

Other Assets Less Liabilities — 0.7%		2,361,786

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (26.5)%		(95,275,678)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (39.6)%		(142,332,149)

Net Assets Applicable to Common Shares — 100.0%		$359,874,672

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(e)	When-issued security.
(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between July 15, 2021 to December 01, 2030, is $12,119,420. See Note 4 of the Notes to Financial Statements for details.

(i)	Annualized 7-day yield as of period end.

(j)

During the six months ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	580,450	5,131,035	5,711,485	$5,712,056	$22,161	$656	$12

(a)	Includes net capital gain distributions, if applicable.

34	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	62	12/19/19	$8,078	$5,122
Long U.S. Treasury Bond	118	12/19/19	19,042	21,201
5-Year U.S. Treasury Note	23	12/31/19	2,742	1,688

				$28,011

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$28,011	$—	$28,011

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(2,932,765)	$—	$(2,932,765)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$244,255	$—	$244,255

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$29,440,605

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$589,408,657	$—	$589,408,657
Short-Term Securities	5,712,056	—	—	5,712,056

	$5,712,056	$589,408,657	$—	$595,120,713

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$28,011	$—	$—	$28,011

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount (Add if fund holds reverse repos: or face value, including accrued interest,) for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(94,889,804)	$—	$(94,889,804)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

	$—	$(237,389,804)	$—	$(237,389,804)

See notes to financial statements.

36	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 119.2%

Alabama — 2.1%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$570	$643,426
Senior Lien, Series A (AGM), 5.25%, 10/01/48	1,090	1,241,412
Sub-Lien, Series D, 6.00%, 10/01/42	1,000	1,177,960
Sub-Lien, Series D, 7.00%, 10/01/51	1,545	1,867,318

		4,930,116

Arizona — 2.9%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,230	1,305,547
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	2,000	2,586,020
5.00%, 12/01/37	2,360	3,165,232

		7,056,799

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	1,810	1,916,374

California — 7.2%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	1,545	2,365,519
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	2,200	2,285,030
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	875	987,630
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	105	117,724
5.25%, 08/15/49	265	294,343
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	165	194,352
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,025	1,092,650
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	330	368,792
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	255	296,751
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	1,950	2,007,232
Montebello Unified School District, GO, CAB (NPFGC), 0.00%, 08/01/22(c)	2,405	2,302,258
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(c)	3,475	2,899,227
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	550	620,692
Sub-Series I-1, 6.38%, 11/01/19(b)	820	820,000
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	540	540,599

		17,192,799

Colorado — 2.8%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,260	1,615,622
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,455	1,488,232
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health:
Series A, 4.00%, 08/01/44	220	237,123
Series A-2, 4.00%, 08/01/49	1,065	1,138,837

Security	Par (000)	Value

Colorado (continued)
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	$710	$726,621
Regional Transportation District, RB, Denver Transit Partners Eagle P3 Project, 6.00%, 01/15/34	1,425	1,449,966

		6,656,401

Delaware — 1.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	790	822,840
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	840	957,827
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,430	2,499,328

		4,279,995

District of Columbia — 5.9%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	315	378,857
Georgetown University Issue, 5.00%, 04/01/42	260	307,525
The Catholic University of America Issue, 5.00%, 10/01/48	1,695	1,997,642
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	1,520	1,599,542
Metropolitan Washington Airports Authority, Refunding ARB:
Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	1,475	1,575,757
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(c)	13,485	8,298,399

		14,157,722

Florida — 4.2%
City of Clearwater Florida Water & Sewer Revenue, RB, Series A, 5.25%, 12/01/19(b)	2,375	2,382,244
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	960	1,092,989
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	2,620	2,719,953
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	2,095	2,330,960
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,380	1,479,484

		10,005,630

Georgia — 3.7%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	2,615	2,836,438
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	370	435,716
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/19(b)	585	585,720
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Mortgage Bonds, Series A, 3.60%, 12/01/44	1,045	1,081,251
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	360	466,351
5.00%, 05/15/36	360	469,519
5.00%, 05/15/37	400	525,020
5.00%, 05/15/38	220	289,164
5.00%, 05/15/49	725	977,242
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 4.00%, 01/01/49	1,135	1,198,049

		8,864,470

Hawaii — 0.4%
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	945	969,938

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	$540	$643,837

Illinois — 15.4%
Chicago Board of Education, GO, Series H, Series C, Series D:
Dedicated Revenues, 5.00%, 12/01/36	350	399,774
Project, 5.25%, 12/01/35	1,075	1,185,757
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, 5.00%, 12/01/30	605	695,938
Dedicated Revenues, Series F, 5.00%, 12/01/22	455	492,269
Dedicated Revenues, Series G, 5.00%, 12/01/34	315	360,911
5.00%, 12/01/27	500	580,265
Chicago Board of Education, GO:
5.00%, 12/01/46	390	445,052
5.00%, 12/01/46	1,015	1,084,690
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	876	877,813
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(b)	1,680	1,766,503
Series A, 5.75%, 01/01/39	320	334,736
Series C, 6.50%, 01/01/21(b)	4,055	4,298,746
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	730	777,435
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	1,000	1,069,390
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	560	601,737
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,115	1,115,000
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, CAB, Series B (AGM), 0.00%, 06/15/47(c)	13,220	4,995,177
McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/43(c)	3,765	1,662,850
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	3,070	3,134,439
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	1,850	1,868,722
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	315	335,787
6.00%, 06/01/21	800	858,816
State of Illinois, GO, 5.00%, 02/01/39	1,100	1,172,974
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/29	930	1,069,277
State of Illinois, GO, Series A, 5.00%, 04/01/38	2,625	2,776,988
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	2,000	2,285,960
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	705	782,536

		37,029,542

Indiana — 3.3%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	560	649,415
7.00%, 01/01/44	1,355	1,540,513
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	2,275	2,427,584
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	310	336,214
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,030	1,113,358
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	290	315,944
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	585	585,000

Security	Par (000)	Value

Indiana (continued)
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	$880	$968,475

		7,936,503

Iowa — 1.6%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	1,955	2,113,902
Midwestern Disaster Area, 5.25%, 12/01/25	320	343,101
Midwestern Disaster Area, 5.88%, 12/01/26(a)	285	297,150
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	95	97,088
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed, Series C, 5.63%, 06/01/46	980	980,029

		3,831,270

Kansas — 0.6%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C(b):
5.75%, 11/15/19	35	35,048
5.75%, 11/15/19	1,485	1,487,079

		1,522,127

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	705	793,555
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(e)	865	937,556

		1,731,111

Louisiana — 1.9%
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	430	432,490
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project(d):
2.10%, 06/01/37	330	331,604
2.20%, 06/01/37	345	346,559
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	700	715,785
5.25%, 05/15/31	600	628,020
5.25%, 05/15/32	765	822,199
5.25%, 05/15/33	830	891,486
5.25%, 05/15/35	350	384,972

		4,553,115

Maryland — 1.0%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	530	542,752
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	305	363,041
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(b)	1,520	1,608,783

		2,514,576

Massachusetts — 0.6%
Massachusetts Development Finance Agency, Refunding RB, Boston University, Series P, 5.45%, 05/15/59	1,165	1,524,542

Michigan — 3.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	3,085	3,364,069

38	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	$530	$541,936
5.50%, 05/15/36	425	434,367
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	630	680,539
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(b)	2,105	2,107,736
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	730	890,359
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	785	923,505

		8,942,511

Minnesota — 1.1%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	750	828,375
5.25%, 02/15/53	1,500	1,781,100

		2,609,475

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	175	191,032
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	175	189,054

		380,086

Nebraska — 0.3%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.25%, 09/01/37	575	626,652

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,105	1,141,023
Series C, AMT, 4.88%, 11/01/42	575	595,062

		1,736,085

New Jersey — 12.1%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	735	794,454
5.25%, 11/01/44	1,095	1,181,965
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	775	784,951
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,410	1,520,332
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,365	1,489,079
Series EEE, 5.00%, 06/15/48	2,705	3,079,453
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,060	1,212,078
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,550	1,817,607
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	715	774,674
Series E, 5.00%, 01/01/45	1,875	2,148,525
New Jersey Transportation Trust Fund Authority, RB:
Series BB, 4.00%, 06/15/50	1,085	1,127,662
Series BB, 5.00%, 06/15/50	2,325	2,647,966
Transportation Program, Series AA, 5.00%, 06/15/44	315	342,103
Transportation Program, Series AA, 5.00%, 06/15/44	580	623,181

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB (continued):
Transportation System, Series A, 5.50%, 06/15/41	$1,575	$1,648,285
Transportation System, Series B, 5.25%, 06/15/36	1,705	1,786,380
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	390	453,340
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	5,150	5,689,720

		29,121,755

New York — 7.8%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	310	332,785
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,300	1,319,786
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	265	264,981
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	225	244,030
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,405	1,405,618
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	1,715	1,965,459
Metropolitan Transportation Authority, Refunding RB, Dedicated Tax Fund, Series B, 5.00%, 11/15/19(b)	1,740	1,742,071
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,415	1,415,113
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(b)	850	858,747
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,275	2,500,953
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	245	270,813
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	605	679,990
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	900	939,591
6.00%, 12/01/42	875	911,444
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	1,305	1,586,723
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/50	2,090	2,314,988

		18,753,092

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	415	450,881

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	695	820,559

Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	2,570	2,589,301
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	470	514,518
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	290	340,994

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Ohio (continued)
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	$535	$590,854
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	580	644,200

		4,679,867

Oklahoma — 1.8%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	1,500	1,654,500
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	855	1,010,080
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	1,420	1,583,584

		4,248,164

Oregon — 0.3%
Warm Springs Reservation Confederated Tribe, Refunding RB, Green Bond, Pelton Round Butte Project, Series B, 5.00%, 11/01/39(a)	650	756,717

Pennsylvania — 3.1%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	460	498,130
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	415	446,445
5.00%, 09/01/43	905	1,069,411
Lancaster IDA, RB, Willow Valley Communities Project, 5.00%, 12/01/49	950	1,096,205
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	2,015	2,279,408
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,105	1,162,471
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	795	904,376

		7,456,446

Puerto Rico — 5.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	475	482,410
5.63%, 05/15/43	500	507,810
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,845	1,933,412
5.13%, 07/01/37	510	535,577
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	530	535,470
6.00%, 07/01/44	960	969,859
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,146	1,181,961
Series A-1, 5.00%, 07/01/58	4,631	4,846,619
Series A-2, 4.33%, 07/01/40	62	62,820
Series A-2, 4.78%, 07/01/58	2,162	2,225,195

		13,281,133

Rhode Island — 2.3%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	580	652,169
Series B, 4.50%, 06/01/45	1,900	1,980,199
Series B, 5.00%, 06/01/50	2,605	2,775,107

		5,407,475

Security	Par (000)	Value

South Carolina — 4.7%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	$2,245	$2,617,558
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	2,285	2,345,895
AMT, 5.25%, 07/01/25(b)	160	192,691
AMT, 5.25%, 07/01/55	765	883,743
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,410	2,730,651
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,035	1,181,235
Series E, 5.25%, 12/01/55	1,225	1,421,159

		11,372,932

Tennessee — 1.1%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	980	1,100,158
City of Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	115	123,862
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	495	574,680
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	705	855,024

		2,653,724

Texas — 9.4%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(b)	1,480	1,564,330
Sub-Lien, 5.00%, 01/01/33	250	272,453
City of Austin Texas Airport System, ARB, AMT, 5.00%, 11/15/39	440	501,987
City of Austin Texas Electric Utility Revenue, Refunding RB, Series A, 5.00%, 11/15/37	1,500	1,652,160
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	850	1,038,573
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	325	382,385
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	3,330	3,971,258
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,400	698,852
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,825	2,200,311
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,075,540
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,713,532
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	845	993,796
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	5,020	5,627,320

		22,692,497

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	640	754,464
5.00%, 07/01/47	665	774,126

		1,528,590

40	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia — 1.8%
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
5.00%, 07/01/42	$625	$648,706
Residential Care Facility, 5.00%, 07/01/47	970	1,003,552
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	550	600,424
6.00%, 01/01/37	1,830	2,025,719

		4,278,401

Washington — 2.4%
Grant County Public Utility District No. 2, Refunding RB, Series A, 5.00%, 01/01/43	1,555	1,820,407
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,085	1,266,575
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	540	607,894
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,625	1,821,528
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	250	269,265

		5,785,669

Wisconsin — 0.7%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,710	1,711,985

Total Municipal Bonds — 119.2% (Cost — $259,807,824)		286,611,563

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 6.7%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(g)	2,257	2,511,805
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	6,600	6,600,000
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	4,121	4,200,189
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	2,250	2,682,160

		15,994,154

Colorado — 2.0%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(g)	1,664	2,006,614
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	2,700	2,910,438

		4,917,052

Florida — 1.7%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	3,939	4,075,370

Illinois — 0.5%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	3	2,817
4.00%, 02/15/41	1,031	1,123,016

		1,125,833

Security	Par (000)	Value

Massachusetts — 4.3%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	$1,502	$1,620,228
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	3,359	4,006,997
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	4,502	4,801,428

		10,428,653

New York — 9.0%
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(g):
5.75%, 02/15/21(b)	687	725,746
5.75%, 02/15/47	423	446,457
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	7,440	8,049,631
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	4,460	4,835,884
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	1,860	2,211,893
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	4,846	5,462,552

		21,732,163

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,830	2,143,717

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,695	2,037,763

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,140	1,191,574

Texas — 5.2%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	1,720	1,893,324
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(g):
5.00%, 08/15/19(b)	1,138	1,140,363
5.00%, 08/15/38	871	872,279
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	2,350	2,504,324
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	1,504	1,564,655
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	2,295	2,410,599
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	2,041	2,226,253

		12,611,797

Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	2,095	2,128,506

Wisconsin — 0.9%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	2,059	2,218,063

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 33.5% (Cost — $76,346,463)		80,604,645

Total Long-Term Investments — 152.7% (Cost — $336,154,287)		367,216,208

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD) (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 2.03%(h)(i)	129,967	$129,980

Total Short-Term Securities — 0.1% (Cost — $129,967)		129,980

Total Investments — 152.8% (Cost — $336,284,254)		367,346,188

Other Assets Less Liabilities — 1.7%		3,979,554

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.7)%		(47,253,698)

VMTP Shares at Liquidation Value — (34.8)%		(83,700,000)

Net Assets Applicable to Common Shares — 100.0%		$240,372,044

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2019 to February 15, 2031, is $7,405,104. See Note 4 of the Notes to Financial Statements for details.

(h)	Annualized 7-day yield as of period end.

(i)

During the six months ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	6,880,499	(6,750,532)	129,967	$129,980	$69,292	$(861)	$698

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	16	12/19/19	$2,085	$8,798
Long U.S. Treasury Bond	64	12/19/19	10,328	92,459
5-Year U.S. Treasury Note	9	12/31/19	1,073	4,390

				$105,647

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$105,647	$—	$105,647

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

42	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund, Inc. (MHD)

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Future contracts	$—	$—	$—	$—	$(1,660,447)	$—	$(1,660,447)

Net Change in Unrealized Appreciation (Depreciation) on:
Future contracts	$—	$—	$—	$—	$184,918	$—	$184,918

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$15,578,684

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$367,216,208	$—	$367,216,208
Short-Term Securities	129,980	—	—	129,980

	$129,980	$367,216,208	$—	$367,346,188

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$105,647	$—	$—	$105,647

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(47,050,972)	$—	$(47,050,972)
VRDP Shares at Liquidation Value	—	(83,700,000)	—	(83,700,000)

	$—	$(130,750,972)	$—	$(130,750,972)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 105.7%

Alabama — 1.2%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 6.00%, 10/01/42	$1,875	$2,208,675

Arizona — 1.4%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	890	944,664
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	475	541,429
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	810	1,086,372

		2,572,465

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	1,370	1,450,515

California — 6.5%
Benicia Unified School District, GO, CAB, Series A (NPFGC), 0.00%, 08/01/20(b)	2,000	1,983,480
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(c)	1,585	1,646,260
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	445	502,280
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	80	89,694
5.25%, 08/15/49	195	216,592
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	120	141,347
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	730	778,180
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	235	262,624
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/38	185	215,290
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	1,425	1,466,824
San Diego Unified School District California, GO, CAB, Election of 2008, Series A, 0.00%, 07/01/29(b)	2,525	2,106,633
State of California, GO, Various Purposes, 6.00%, 03/01/33	1,265	1,285,139
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	405	457,055
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	405	405,450

		11,556,848

Colorado — 1.9%
City & County of Denver Colorado, RB, Capital Appreciation Bonds, Series A-2, 0.00%, 08/01/37(b)	1,490	802,886
Colorado Educational & Cultural Facilities Authority, RB, Charter School, Colorado Springs, 5.50%, 07/01/40	1,055	1,079,096
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A-2, 3.25%, 08/01/49	1,105	1,045,032
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	510	521,939

		3,448,953

Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	1,370	1,466,544
Sub-Series B-1, 4.00%, 05/15/45	265	280,330

		1,746,874

Security	Par (000)	Value

Delaware — 2.4%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	$570	$593,695
Delaware State Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/48	1,395	1,631,327
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	2,050	2,108,486

		4,333,508

District of Columbia — 3.7%
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/34(b)	10,170	6,542,666

Florida — 2.0%
Florida Housing Finance Corp., RB, S/F Housing, Series 1 (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 07/01/42	595	637,614
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(c)	1,525	1,696,761
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	1,100	1,179,299

		3,513,674

Georgia — 4.6%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	270	317,955
County of Griffin-Spalding Hospital Authority, RB, Revenue Anticipation Certificates, 4.00%, 04/01/42	2,310	2,481,333
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/19(c)	420	420,517
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/36	1,500	1,956,330
5.00%, 05/15/38	790	1,038,360
5.00%, 05/15/49	935	1,260,305
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	260	278,499
5.00%, 01/01/56	350	404,239

		8,157,538

Hawaii — 1.0%
State of Hawaii Department of Budget & Finance, Refunding RB, 3.20%, 07/01/39	1,125	1,141,920
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	680	697,945

		1,839,865

Idaho — 1.1%
County of Power Idaho Industrial Development Corp., RB, FMC Corp. Project, AMT, 6.45%, 08/01/32	2,000	2,006,800

Illinois — 13.5%
Chicago Board of Education, GO:
Dedicated Revenues, Series H, 5.00%, 12/01/46	240	270,605
Project, Series C, 5.25%, 12/01/35	805	887,939
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/34	240	274,238
Series D, 5.00%, 12/01/25	435	494,247
Series F, 5.00%, 12/01/24	340	381,174
Series C, 5.00%, 12/01/25	360	409,032
Chicago Board of Education, GO:
, 5.00%,12/01/46	300	342,348
, 5.00%,12/01/46	770	822,868
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	584	585,209

44	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
Series A, 5.75%, 01/01/21(c)	$2,100	$2,208,129
Series A, 5.75%, 01/01/39	400	418,420
Series C, 6.50%, 01/01/21(c)	2,935	3,111,423
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	530	564,439
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	410	440,557
Illinois Finance Authority, Refunding RB, Southern Illinois Healthcare Enterprises, Inc., 4.00%, 03/01/35	1,290	1,409,441
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/47(b)	9,555	3,610,357
Series B (AGM), 5.00%, 06/15/50	2,230	2,276,808
Series B-2, 5.00%, 06/15/50	1,260	1,272,751
Railsplitter Tobacco Settlement Authority, RB(c):
5.50%, 06/01/21	230	245,178
6.00%, 06/01/21	500	536,760
State of Illinois, GO:
5.00%, 02/01/39	810	863,735
Series A, 5.00%, 04/01/38	1,920	2,031,168
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	520	577,190

		24,034,016

Indiana — 3.0%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	415	481,263
7.00%, 01/01/44	1,000	1,136,910
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,660	1,771,336
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	225	244,026
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	740	799,888
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	210	228,787
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	640	704,346

		5,366,556

Iowa — 0.9%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	240	259,507
Midwestern Disaster Area, 5.25%, 12/01/25	940	1,007,859
5.88%, 12/01/26(a)	210	218,952
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	80	81,758

		1,568,076

Kansas — 0.0%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.75%, 11/15/19(c)	25	25,034

Kentucky — 0.7%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(c)	525	590,945
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(e)	635	688,264

		1,279,209

Security	Par (000)	Value

Louisiana — 2.6%
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/47	$1,635	$1,863,344
New Orleans Aviation Board, RB, Passenger Facility Charge, Series A, 5.25%, 01/01/41	310	311,795
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	510	521,500
5.25%, 05/15/31	435	455,315
5.25%, 05/15/32	555	596,497
5.25%, 05/15/33	600	644,448
5.25%, 05/15/35	255	280,480

		4,673,379

Maine — 0.4%
State of Maine Housing Authority, RB:
M/F Housing, Series E, 4.25%, 11/15/43	355	387,809
S/F Housing, Series C, 3.95%, 11/15/43	335	358,631

		746,440

Maryland — 2.2%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(c)	220	225,773
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	390	399,383
Maryland Health & Higher Educational Facilities Authority, RB, Medstar Health Issue, Series A, 5.00%, 05/15/42	1,760	2,079,810
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(c)	1,095	1,158,959

		3,863,925

Massachusetts — 2.5%
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	150	159,550
Boston University, Series P, 5.45%, 05/15/59	845	1,105,784
Suffolk University, 4.00%, 07/01/39	1,140	1,229,068
Massachusetts Educational Financing Authority, RB, Subordinate Education Loan Revenue Bonds, AMT, 3.75%, 07/01/47	1,865	1,890,812

		4,385,214

Michigan — 5.4%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	2,235	2,437,178
Eastern Michigan University, RB, Series A, 4.00%, 03/01/47	1,170	1,271,895
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(c)	380	388,558
5.50%, 05/15/36	310	316,832
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	455	491,500
Henry Ford Health System, 4.00%, 11/15/46	570	611,884
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.75%, 11/15/19(c)	1,520	1,521,976
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	490	576,456
State of Michigan Housing Development Authority, RB:
M/F Housing, Series A, 4.15%, 10/01/53	940	1,001,025
S/F Housing, Series A, 4.00%, 06/01/49	265	286,438
Series C, 4.13%, 12/01/38	730	796,299

		9,700,041

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Missouri — 0.2%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	$125	$136,451
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	130	140,441

		276,892

New Hampshire — 1.1%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	735	758,961
Series C, AMT, 4.88%, 11/01/42	420	434,654
New Hampshire Housing Finance Authority, RB, M/F Housing, Cimarron, Whittier Falls & Marshall (FHA), 4.00%, 07/01/52	800	847,368

		2,040,983

New Jersey — 9.4%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	530	572,872
5.25%, 11/01/44	790	852,742
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	560	567,190
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,040	1,121,380
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	990	1,079,991
S/F Housing, State House Project, Series B, 4.50%, 06/15/40	1,270	1,396,327
Series WW, 5.00%, 06/15/36	210	233,426
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	1,125	1,319,231
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	715	819,304
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series AA, 4.13%, 06/15/39	1,040	1,106,477
Transportation Program, Series AA, 5.00%, 06/15/44	330	358,393
Series AA, 5.00%, 06/15/44	610	655,414
Series A, 5.50%, 06/15/41	1,025	1,072,693
Series B, 5.25%, 06/15/36	1,235	1,293,947
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	380	440,614
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 4.00%, 06/01/37	500	544,150
Sub-Series B, 5.00%, 06/01/46	3,105	3,430,404

		16,864,555

New York — 5.1%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	740	794,390
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,000	1,015,220
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	220	219,985
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	252	273,909
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,020	1,020,449

Security	Par (000)	Value

New York (continued)
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	$1,255	$1,438,280
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(c)	615	621,328
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	1,495	1,643,483
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	175	193,438
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	440	494,538
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	650	678,594
6.00%, 12/01/42	630	656,240

		9,049,854

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(c)	305	331,370

Ohio — 1.9%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,855	1,868,931
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	350	383,152
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	405	447,282
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	150	159,375
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	420	466,490

		3,325,230

Oklahoma — 0.6%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	280	308,840
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	625	744,731

		1,053,571

Oregon — 0.1%
State of Oregon Housing & Community Services Department, RB, S/F Housing, Mortgage Program, Series C, 3.95%, 07/01/43	210	224,927

Pennsylvania — 4.4%
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	335	362,768
County of Berks IDA, Refunding RB, Tower Health Projects, 5.00%, 11/01/50	795	901,769
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	470	505,612
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	440	497,737
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	390	443,789
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	800	841,608
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 128B, 3.85%, 04/01/38	965	1,038,272
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing Mortgage, Series 119, 3.50%, 10/01/36	1,285	1,343,545

46	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Pennsylvania Turnpike Commission, RB, Series A:
5.00%, 12/01/44	$585	$665,484
Subordinate, 4.00%, 12/01/49	1,075	1,183,510

		7,784,094

Puerto Rico — 5.3%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	325	330,070
5.63%, 05/15/43	355	360,545
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,355	1,419,931
5.13%, 07/01/37	385	404,308
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	400	404,128
6.00%, 07/01/44	725	732,446
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	865	892,144
Series A-1, 5.00%, 07/01/58	3,415	3,574,002
Series A-2, 4.33%, 07/01/40	459	465,068
Series A-2, 4.78%, 07/01/58	886	911,898

		9,494,540

Rhode Island — 2.2%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	420	472,261
Series B, 4.50%, 06/01/45	1,375	1,433,039
Series B, 5.00%, 06/01/50	1,895	2,018,743

		3,924,043

South Carolina — 5.1%
South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 4.25%, 05/01/48	1,445	1,574,891
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(c)	1,650	1,693,972
AMT, 5.25%, 07/01/25(c)	115	138,497
AMT, 5.00%, 07/01/55	710	827,363
AMT, 5.25%, 07/01/55	555	641,147
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	2,040	2,311,422
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,635	1,896,813

		9,084,105

Tennessee — 0.9%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(c)	720	808,279
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	360	417,949
Greeneville Health & Educational Facilities Board, Refunding RB, Ballad Health Obligation Group, Series A, 4.00%, 07/01/40	375	398,854

		1,625,082

Texas — 5.1%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(c)	1,070	1,130,968
Sub-Lien, 5.00%, 01/01/33	180	196,166
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(c)	240	282,377

Security	Par (000)	Value

Texas (continued)
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A(b):
0.00%, 09/15/40	$2,525	$1,038,810
0.00%, 09/15/41	1,395	543,590
New Hope Cultural Education Facilities Corp., RB, Collegiate Housing Tarleton State University Project, 5.00%, 04/01/35	145	159,616
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(b)(c)	1,015	506,668
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	610	676,307
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	195	210,452
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58	710	827,832
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	1,165	1,209,002
Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,300	1,310,348
Texas Transportation Commission, RB, First Tier Toll Revenue(b):
0.00%, 08/01/35	270	153,762
0.00%, 08/01/36	145	78,313
0.00%, 08/01/37	195	99,391
0.00%, 08/01/38	200	96,280
0.00%, 08/01/44	870	298,375
0.00%, 08/01/45	1,135	371,542

		9,189,799

Virginia — 1.1%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	400	436,672
6.00%, 01/01/37	1,345	1,488,848

		1,925,520

Washington — 1.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	390	439,035
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	1,195	1,339,523

		1,778,558

West Virginia — 1.0%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,605	1,726,547

Wisconsin — 2.2%
Public Finance Authority, RB, Wakemed Hospital, Series A, 4.00%, 10/01/49	2,000	2,130,300
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,235	1,236,432
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.45%, 05/01/57	575	618,729

		3,985,461

Total Municipal Bonds — 105.7% (Cost — $170,027,463)		188,705,402

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.6%
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	$915	$1,004,926

California — 6.5%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(g)	1,638	1,822,726
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(c)	4,770	4,770,000
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 05/15/40	2,967	3,024,136
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	1,635	1,949,036

		11,565,898

Colorado — 1.2%
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	1,950	2,101,983

District of Columbia — 0.3%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	510	549,489

Florida — 7.3%
City of Tampa Florida, RB, Baycare Health System, Series A, 4.00%, 11/15/46	1,932	2,076,113
County of Broward Florida Airport Facilities Revenue, ARB, Senior Bond, Series B, AMT, 4.00%, 09/01/49	2,356	2,545,996
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(c)	2,840	2,937,577
Greater Orlando Aviation Authority, ARB, Series A, AMT, 4.00%, 10/01/49(g)	3,543	3,889,936
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	1,290	1,509,390

		12,959,012

Georgia — 0.6%
Georgia Housing & Finance Authority, Refunding RB, S/F Mortgage Bonds, Series A, 3.70%, 06/01/49	1,071	1,111,717

Illinois — 0.6%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(c)	3	2,735
4.00%, 02/15/41	1,002	1,090,465

		1,093,200

Iowa — 0.9%
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series B, AMT, 3.00%, 12/01/39	1,710	1,690,489

Louisiana — 0.7%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,245	1,346,318

Maine — 0.3%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	475	523,000

Maryland — 2.2%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,515	1,793,924
State of Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/42	1,740	2,107,819

		3,901,743

Security	Par (000)	Value

Massachusetts — 3.3%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 01/01/46	$1,982	$2,397,782
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	3,211	3,425,019

		5,822,801

Michigan — 2.5%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,724	1,891,000
State of Michigan Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,337	2,498,848

		4,389,848

Nebraska — 0.8%
Nebraska Investment Finance Authority, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.70%, 03/01/47	1,287	1,360,986

Nevada — 1.5%
County of Clark Nevada, GO, Stadium Improvement, Series A, 5.00%, 05/01/48	2,260	2,708,754

New York — 9.6%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,080	1,179,436
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(g)	1,395	1,453,618
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(g):
5.75%, 02/15/21(c)	501	529,598
5.75%, 02/15/47	308	325,793
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	2,337	2,783,456
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	5,400	5,842,474
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(g)	3,250	3,523,907
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	1,350	1,605,407

		17,243,689

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	1,320	1,546,288

Pennsylvania — 1.8%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/36(g)	1,559	1,749,648
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,229	1,477,850

		3,227,498

Rhode Island — 1.2%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac):
3.55%, 10/01/33	1,280	1,377,024
3.95%, 10/01/43	750	807,473

		2,184,497

South Carolina — 1.0%
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49(g)	1,665	1,802,546

Texas — 9.2%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,395	1,460,886

48	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	$1,260	$1,386,970
County of Harris Texas, RB, Toll Road, Senior Lien, Series A(g):
5.00%, 08/15/19(c)	828	829,354
5.00%, 08/15/38	633	634,384
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,710	1,822,296
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,858	2,246,284
County of Hidalgo Texas, GOL, Certificates of Obligation, Series A, 4.00%, 08/15/43	2,297	2,558,064
Howe Independent School District, GO, School Building (PSF-GTD), 4.00%, 08/15/43	1,095	1,197,985
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,499	1,574,679
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series A (Ginnie Mae):
3.63%, 09/01/44	437	462,278
3.75%, 09/01/49	239	253,446
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	1,801	1,964,341

		16,390,967

Virginia — 0.9%
Virginia Small Business Financing Authority, Refunding RB, Sentara Healthcare, 5.00%, 11/01/40	1,553	1,577,847

Washington — 0.9%
Washington Health Care Facilities Authority, Refunding RB, Multicare Health System, Series B, 4.13%, 08/15/43	1,445	1,553,661

Wisconsin — 0.8%
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 4.30%, 11/01/53	1,395	1,497,016

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 55.6% (Cost — $94,546,295)		99,154,173

Total Long-Term Investments — 161.3% (Cost — $264,573,758)		287,859,575

Security	Shares	Value

Short-Term Securities — 0.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.04%(h)(i)	383,544	$383,582

Total Short-Term Securities — 0.2% (Cost — $383,582)		383,582

Total Investments — 161.5% (Cost — $264,957,340)		288,243,157

Other Assets Less Liabilities — 2.0%		3,639,575

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.7)%		(58,350,215)

VMTP Shares, at Liquidation Value — (30.8)%		(55,000,000)

Net Assets Applicable to Common Shares — 100.0%		$178,532,517

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Zero-coupon bond.
(c)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2019 to February 15, 2031, is $10,165,637. See Note 4 of the Notes to Financial Statements for details.

(h)	Annualized 7-day yield as of period end.

(i)

During the six months ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	53,945	329,599	383,544	$383,582	$3,815	$170	$—

(a)	Includes net capital gain distributions, if applicable.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	14	12/19/19	$1,824	$4,014
Long U.S. Treasury Bond	62	12/19/19	10,005	11,623
5-Year U.S. Treasury Note	4	12/31/19	477	(23)

				$15,614

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$15,637	$—	$15,637

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$(23)	$—	$(23)

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,391,766)	$—	$(1,391,766)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$107,201	$—	$107,201

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$13,000,172

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

50	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Fund II, Inc. (MUH)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$287,859,575	$—	$287,859,575
Short-Term Securities	383,582	—	—	383,582

	$383,582	$287,859,575	$—	$288,243,157

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$15,637	$—	$—	$15,637

Liabilities:
Interest rate contracts	(23)	—	—	(23)

	$15,614	$—	$—	$15,614

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(58,118,713)	$—	$(58,118,713)
VMTP Shares at Liquidation Value	—	(55,000,000)	—	(55,000,000)

	$—	$(113,118,713)	$—	$(113,118,713)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 134.6%

Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$565	$603,369

Arizona — 2.1%
Arizona IDA, RB:
Leman Academy of Excellence-East Tucson And Central Tucson Projects, Series A 5.00%, 07/01/39(a)	270	280,487
5.00%, 07/01/49(a)	310	321,873
5.00%, 07/01/54(a)	240	247,087
Odyssey Preparatory Academy Project, 4.38%, 07/01/39(a)	325	324,357
S/F Housing, NCCU Properties LLC-North Carolina Central University Project, Series A (BAM), 4.00%, 06/01/44	425	459,098
County of Pima Arizona IDA, Refunding RB, American Leadership Academy Project, 5.00%, 06/15/52(a)	260	273,595
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,410	1,891,092

		3,797,589

California — 16.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	1,730	1,796,864
California Municipal Finance Authority, ARB, Senior Lien, Linxs APM Project, AMT, 5.00%, 12/31/43	800	937,088
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT:
5.50%, 05/01/28	1,085	1,233,146
5.25%, 05/01/33	850	954,473
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.50%, 03/01/30	2,400	2,526,336
5.75%, 03/01/34	2,180	2,298,287
City of Sunnyvale California, Refunding RB, 5.25%, 04/01/20(b)	1,605	1,632,654
County of Riverside Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/40	2,500	2,977,150
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/23(b)	1,420	1,668,230
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 08/01/20(b)	1,000	1,031,230
Redondo Beach Unified School District, GO, Election of 2008, Series E, 5.50%, 08/01/21(b)	1,335	1,437,822
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series J:
5.25%, 05/15/23(b)	3,170	3,633,993
5.25%, 05/15/38	900	1,016,307
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	1,090	1,218,446
State of California Public Works Board, LRB, Various Capital Projects, Series I:
5.50%, 11/01/30	1,500	1,740,705
5.50%, 11/01/31	2,465	2,856,713
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	725	826,638
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/40	540	633,188

		30,419,270

Colorado — 1.5%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,148,850
5.50%, 11/15/30	340	389,524
5.50%, 11/15/31	405	463,336

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, AdventHealth Obligated Group, 4.00%, 11/15/43	$705	$785,032

		2,786,742

Connecticut — 1.0%
State of Connecticut, GO, Series A, 5.00%, 04/15/38	985	1,187,802
State of Connecticut Health & Educational Facility Authority, Refunding RB, Sacred Heart University Issue, Series I-1, 5.00%, 07/01/42	590	699,881

		1,887,683

Delaware — 0.5%
State of Delaware Health Facilities Authority, RB, Beebe Medical Center Project, 5.00%, 06/01/43	820	965,509

Florida — 14.8%
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	2,760	3,316,858
County of Broward Florida Airport System, ARB, Series A, AMT, 5.00%, 10/01/45	2,845	3,254,111
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,735	1,990,565
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	1,500	1,599,060
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	65	66,524
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,015	1,156,613
Series A, 6.00%, 10/01/38	1,000	1,157,480
Series B, AMT, 6.25%, 10/01/38	460	532,261
Series B, AMT, 6.00%, 10/01/42	615	708,947
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/22(b)	2,900	3,191,421
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	3,465	3,965,554
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 06/01/32	1,040	1,176,188
Southern Groves Community Development District No. 5, Refunding, Special Assessment Bonds, 4.00%, 05/01/43(c)	220	221,976
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	3,995	4,294,785

		26,632,343

Georgia — 1.2%
County of Fulton Development Authority, RB, Georgia Institute of Technology, 4.00%, 06/15/49	470	525,051
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	555	748,096
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 5.00%, 01/01/48	835	965,076

		2,238,223

Hawaii — 1.5%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,500	1,710,210
State of Hawaii Airports System, COP, AMT:
5.25%, 08/01/25	425	480,203
5.25%, 08/01/26	460	519,368

		2,709,781

Illinois — 13.3%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,104,260
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(b)	960	1,009,430

52	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
3rd Lien, Series A, 5.75%, 01/01/39	$185	$193,519
3rd Lien, Series C, 6.50%, 01/01/21(b)	5,225	5,539,075
Senior Lien, Series D, AMT, 5.00%, 01/01/42	430	498,198
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,067,820
5.25%, 12/01/40	1,790	1,906,314
City of Chicago Illinois Wastewater Transmission, RB, 2nd Lien, 5.00%, 01/01/42	2,050	2,154,591
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,250	1,343,163
5.25%, 12/01/43	1,505	1,591,056
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C, 5.00%, 02/15/41	555	655,721
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	1,405	1,497,716
6.00%, 06/01/21	400	429,408
State of Illinois, GO:
5.25%, 02/01/31	875	954,179
5.25%, 02/01/32	1,355	1,473,861
5.50%, 07/01/33	2,000	2,188,060
5.50%, 07/01/38	425	463,199

		24,069,570

Indiana — 2.1%
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 02/01/36	3,055	3,190,398
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	565	615,375

		3,805,773

Iowa — 0.7%
State of Iowa Finance Authority, RB, Lifespace Communities, Series A, 5.00%, 05/15/48	1,100	1,219,944

Kentucky — 0.8%
Kentucky Economic Development Finance Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/49	1,165	1,372,603

Louisiana — 1.5%
Lake Charles Louisiana Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 01/01/29	1,500	1,726,920
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 05/15/29	980	981,803

		2,708,723

Maryland — 2.8%
County of Howard Maryland Housing Commission, RB, M/F Housing, Woodfield Oxford Square Apartments, 5.00%, 12/01/42	1,430	1,663,548
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/34	2,700	3,319,326

		4,982,874

Massachusetts — 1.9%
Massachusetts Development Finance Agency, RB Emerson College Issue, Series A:
5.25%, 01/01/42	545	638,413
5.00%, 01/01/47	245	279,288
UMass Dartmouth Student Housing Project, 5.00%, 10/01/43	1,325	1,536,285
Massachusetts Development Finance Agency, Refunding RB, Emerson College, Series A, 5.00%, 01/01/40	435	509,141

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	$410	$414,977

		3,378,104

Michigan — 0.3%
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.10%, 06/30/48	520	611,749

Minnesota — 0.4%
County of St. Paul Minnesota Housing & Redevelopment Authority, Refunding RB, Fairview Health Services, Series A, 4.00%, 11/15/43	575	632,103

Mississippi — 3.6%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	2,595	3,099,442
Mississippi State University Educational Building Corp., Refunding RB, Mississippi State University Improvement Project, 5.25%, 08/01/23(b)	1,000	1,149,210
State of Mississippi, RB, Series A:
5.00%, 10/15/37	330	405,629
4.00%, 10/15/38	1,650	1,852,208

		6,506,489

Montana — 0.1%
Montana State Board of Housing, RB, S/F Housing, Series B-2:
3.50%, 12/01/42	100	104,907
3.60%, 12/01/47	155	160,737

		265,644

Nevada — 5.7%
City of Carson City Nevada, Refunding RB, Carson Tahoe Regional Healthcare Project, 5.00%, 09/01/42	650	753,376
City of Reno Nevada, Refunding RB, Series A-1 (AGM):
4.00%, 06/01/43	1,570	1,687,326
4.00%, 06/01/46	1,250	1,338,612
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A (AGM), 5.25%, 07/01/39	1,410	1,418,136
County of Clark Nevada, GO, Stadium Improvement, Series A:
5.00%, 06/01/36	1,205	1,478,945
5.00%, 06/01/37	3,000	3,671,970

		10,348,365

New Jersey — 10.4%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	3,000	3,373,350
Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 01/01/31	790	885,574
State Government Buildings Project, Series A, 5.00%, 06/15/47	2,500	2,812,425
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F Housing, Series BB, AMT, 3.80%, 10/01/32	1,375	1,451,299
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	1,740	2,029,206
Series BB, 4.00%, 06/15/50	1,245	1,293,953
Transportation System, Series B, 5.25%, 06/15/36	1,000	1,047,730
Series AA, 5.50%, 06/15/39	1,890	2,092,003
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/32	1,600	1,878,480
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	1,390	1,615,750
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	305	336,964

		18,816,734

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Mexico — 0.1%
City of Santa Fe, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/44	$100	$110,622

New York — 3.7%
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(b)	1,555	1,647,662
5.75%, 02/15/47	955	1,003,237
New York City Water & Sewer System, RB, 2nd General Resolution:
5.38%, 12/15/20(b)	865	905,889
5.38%, 06/15/43	440	458,634
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,090,680
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	600,077

		6,706,179

Ohio — 2.1%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,445	1,455,852
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	2,000	2,246,260

		3,702,112

Oregon — 0.4%
State of Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	600	720,684

Pennsylvania — 10.5%
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	110	128,274
County of Delaware Springfield School District, GO:
5.00%, 03/01/40	865	1,049,894
5.00%, 03/01/43	590	710,106
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 07/01/49(c)	3,000	3,232,920
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 5.00%, 09/01/48	980	1,147,129
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	1,290	1,560,061
Pennsylvania Economic Development Financing Authority, RB, VRDN, Waste Management, Inc. Project, AMT, 2.15%, 07/01/41(d)	195	197,748
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	1,000	1,048,940
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, Subordinate, Special Motor License Fund, 5.00%, 12/01/41	1,250	1,488,963
Pennsylvania Turnpike Commission, RB:
Sub-Series B-1, 5.25%, 06/01/47	1,170	1,384,555
Subordinate, Series A, 5.00%, 12/01/44	2,975	3,592,669
Swarthmore Borough Authority, RB, Swarthmore College, 5.00%, 09/15/48	1,900	2,317,126
Township of Bristol Pennsylvania School District, GO, 5.25%, 06/01/37	1,000	1,113,750

		18,972,135

Puerto Rico — 3.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	715	737,437
Series A-1, 5.00%, 07/01/58	1,249	1,307,153
Series A-2, 4.78%, 07/01/58	3,437	3,537,464
Series B-1, 4.75%, 07/01/53	238	245,273
Series B-2, 4.78%, 07/01/58	231	237,073

		6,064,400

Security	Par (000)	Value

South Carolina — 5.6%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	$2,180	$2,486,574
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
5.50%, 07/01/38	1,000	1,125,600
6.00%, 07/01/38	1,695	1,937,690
5.50%, 07/01/41	1,000	1,121,970
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	800	942,056
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/25(b)	1,095	1,318,730
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,128,560

		10,061,180

Tennessee — 1.6%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	2,500	2,869,525

Texas — 10.1%
City of Beaumont Texas, GO, Certificates of Obligation, 5.25%, 03/01/37	1,360	1,514,754
City of Houston Texas Airport System Revenue, Refunding RB, Sub-Series D, 5.00%, 07/01/37	1,175	1,443,382
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,500	1,835,010
Dallas-Fort Worth Texas International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/20(b)	2,965	3,069,042
Series H, 5.00%, 11/01/37	2,200	2,329,294
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	1,240	1,406,693
North Texas Tollway Authority, RB, Special Projects, Series A, 5.50%, 09/01/21(b)	3,150	3,388,833
North Texas Tollway Authority, Refunding RB, 1st Tier, Series A, 5.00%, 01/01/48	1,060	1,257,022
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	620	691,337
Texas Private Activity Bond Surface Transportation Corp., RB, Segment 3C Project, AMT, 5.00%, 06/30/58	1,085	1,265,067

		18,200,434

Utah — 0.1%
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 5.00%, 06/15/39(a)	100	106,530

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 5.00%, 10/01/43	1,470	1,760,325

Virginia — 1.8%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 01/01/43	570	610,390
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT, 5.00%, 12/31/49	2,330	2,662,514

		3,272,904

Washington — 9.5%
City of Seattle Washington Municipal Light & Power, Refunding RB, Series A, 5.25%, 02/01/21(b)	1,375	1,443,489
Port of Seattle Washington, ARB, AMT:
Intermediate Lien, Series C, 5.00%, 05/01/37	1,450	1,710,405
Series A, 5.00%, 05/01/43	385	449,430
State of Washington, COP, Series B:
5.00%, 07/01/36	1,000	1,226,760
5.00%, 07/01/37	3,910	4,785,371
5.00%, 07/01/38	650	794,040

54	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington (continued)
State of Washington, GO:
Series C, 5.00%, 02/01/36	$4,300	$5,282,937
Various Purposes, Series B, 5.25%, 02/01/21(b)	1,075	1,128,546
Washington State Housing Finance Commission, RB, Transforming Age Project, Series A, 5.00%, 01/01/55(a)	280	304,438

		17,125,416

Wisconsin — 1.1%
Public Finance Authority, Refunding RB:
Penick Village Obligation Group, 5.00%, 09/01/49(a)	165	178,134
The Evergreens Obligated Group, 5.00%, 11/15/49	335	381,458
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	1,205	1,450,916

		2,010,508

Wyoming — 0.2%
State of Wyoming Municipal Power Agency, Inc., Refunding RB, Series A (BAM), 5.00%, 01/01/42	330	385,711

Total Municipal Bonds — 134.6% (Cost — $225,674,048)		242,827,849

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

California — 3.0%
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	4,500	5,364,319

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Sub-System, Series A, AMT, 5.25%, 12/01/43(f)	1,901	2,310,161
Colorado Health Facilities Authority, Refunding RB, Common spirit Health, Series A, 4.00%, 08/01/49(f)	1,005	1,074,677

		3,384,838

Connecticut — 1.1%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,771	2,069,607

Illinois — 0.3%
City of Chicago Illionis Waterworks, Refunding RB, 2017 2nd Lien, Water Revenue Project (AGM), 5.25%, 11/01/33	480	480,229

Louisiana — 3.8%
City of Shreveport Louisiana Water & Sewer Revenue, RB, Junior Lien, Series B (AGM):
4.00%, 12/01/44	2,043	2,257,536
4.00%, 12/01/49	4,105	4,535,305

		6,792,841

Maryland — 4.3%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,499	1,775,111
Maryland Stadium Authority, RB, Construction and Revitalization Program, 5.00%, 05/01/47	4,894	5,893,057

		7,668,168

Michigan — 4.4%
Michigan Finance Authority, RB:
Mclaren Health Care, Series A, 4.00%, 02/15/44	1,912	2,099,837
Multi Model- McLaren Health Care, 4.00%, 02/15/47	2,138	2,348,851
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	3,020	3,531,528

		7,980,216

Security	Par (000)	Value

New York — 4.3%
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	$4,530	$4,901,187
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(f)	2,660	2,884,182

		7,785,369

Pennsylvania — 4.6%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(f)	3,650	4,069,385
County of Northampton General Purpose Authority, Refunding RB, Lafayette College, 4.00%, 11/01/38(f)	2,596	2,919,108
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,184	1,377,596

		8,366,089

Virginia — 1.5%
County of Fairfax Virginia EDA, RB, Metrorail Parking System Project, 5.00%, 04/01/47(f)	2,320	2,762,772

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.2% (Cost — $49,353,442)		52,654,448

Total Long-Term Investments — 163.8% (Cost — $275,027,490)		295,482,297

	Shares

Short-Term Securities — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.40%(g)(h)	59,843	59,849

Total Short-Term Securities — 0.0% (Cost — $59,849)		59,849

Total Investments — 163.8% (Cost — $275,087,339)		295,542,146

Liabilities in Excess of Other Assets — (0.3)%		(486,549)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.3)%		(27,670,836)

VMTP Shares at Liquidation Value — (48.2)%		(87,000,000)

Net Assets Applicable to Common Shares — 100.0%		$180,384,761

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between November 15, 2019 to August 1,2027, is $8,008,551.See Note 4 of the Notes to Financial Statements for details.

(g)	Annualized 7-day yield as of period end.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

(h)

During the six months ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	2,454,984	(2,395,141)	59,843	$59,849	$25,641	$663	$—

(a)	Includes net capital gain distributions, if applicable.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	32	12/19/19	$4,170	$7,025
Long U.S. Treasury Bond	48	12/19/19	7,746	27,915
5-Year U.S. Treasury Note	12	12/31/19	1,430	2,357

				$37,297

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on future contracts(a)	$—	$—	$—	$—	$37,297	$—	$37,297

(a)

Net cumulative unrealized appreciation on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation is included in accumulated earnings (loss).

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(1,422,241)	$—	$(1,422,241)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures Contracts	$—	$—	$—	$—	$98,215	$—	$98,215

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$12,940,785

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements

56	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniHoldings Quality Fund, Inc. (MUS)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$295,482,297	$—	$295,482,297
Short-Term Securities	59,849	—	—	59,849

	$59,849	$295,482,297	$—	$295,542,146

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$37,297	$—	$—	$37,297

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(27,542,144)	$—	$(27,542,144)
VMTP Shares at Liquidation Value	—	(87,000,000)	—	(87,000,000)

	$—	$(114,542,144)	$—	$(114,542,144)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (unaudited) October 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 134.5%

Arizona — 3.9%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/30	$2,685	$2,878,535
Arizona Industrial Development Authority, RB(a):
Academies of Math & Science Projects, Series B, 4.25%, 07/01/27	495	519,611
Doral Academy of Nevada-Fire Mesa and Red Rock Campus Projects, Series A, 3.55%, 07/15/29	1,360	1,428,190
City of Phoenix Arizona IDA, RB, Facility, Legacy Traditional Schools Project, Series A, 5.75%, 07/01/24(a)	750	815,805
City of Phoenix Arizona IDA, Refunding RB, Downtown Phoenix Student Housing, Series A:
5.00%, 07/01/25	300	345,159
5.00%, 07/01/29	175	210,660
City of Tucson Arizona, COP, Refunding, (AGC), 4.00%, 07/01/20	2,325	2,366,478
County of Maricopa Arizona IDA, Refunding RB, Honorhealth, Series A:
5.00%, 09/01/32	1,000	1,235,750
5.00%, 09/01/33	800	984,032
5.00%, 09/01/34	1,000	1,224,350
County of Pinal Arizona Electric District No. 3, Refunding RB, 5.00%, 07/01/21(b)	1,600	1,700,336
Glendale Union School District No. 205, GO, Series C (BAM):
5.00%, 07/01/24	1,945	2,201,973
5.00%, 07/01/27	500	565,785
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT:
5.00%, 07/01/27	700	764,106
5.00%, 07/01/32	1,925	2,092,725
Scottsdale IDA, Refunding RB, Scottsdale Healthcare, Series C (AGM), 5.00%, 09/01/35	2,050	2,106,027
University of Arizona, RB, 5.00%, 08/01/28	2,000	2,120,220

		23,559,742

Arkansas — 0.7%
City of Benton Arkansas, RB, 5.00%, 06/01/29	1,055	1,214,579
University of Arkansas, Refunding RB, 5.00%, 03/01/31	2,315	2,720,056

		3,934,635

California — 5.3%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.00%, 08/15/20(b)	2,135	2,200,972
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.00%, 03/01/25	2,000	2,095,720
County of Santa Barbara California, COP, Series B, AMT, 5.25%, 12/01/33	10,330	12,969,831
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1:
5.00%, 06/01/33	6,715	7,955,261
5.00%, 06/01/35	5,785	6,821,556
State of California, GO, 5.50%, 04/01/28	15	15,051

		32,058,391

Colorado — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, AMT, Sub-System, Series A, 5.00%, 12/01/32	5,000	6,108,750
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatiives, Series B-1, 5.00%, 11/09/22(b)	270	299,908
Commonspirit Health, Series A-2, 5.00%, 08/01/34	1,500	1,819,110
Park Creek Metropolitan District, Refunding, Tax Allocation Bonds, 5.00%, 12/01/34	500	578,365

Security	Par (000)	Value

Colorado (continued)
Thompson Crossing Metropolitan District No. 4, GO, Refunding, 3.50%, 12/01/29	$515	$516,993
University of Northern Colorado, Refunding RB, Series A, 5.00%, 06/01/31	2,000	2,315,980

		11,639,106

Connecticut — 2.9%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	4,530	4,814,892
State of Connecticut, GO, Series A:
5.00%, 04/15/30	5,000	6,169,650
5.00%, 04/15/31	4,000	4,916,480
5.00%, 04/15/34	1,185	1,466,899

		17,367,921

Delaware — 0.8%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/29	880	1,021,988
5.00%, 07/01/30	1,030	1,191,730
5.00%, 07/01/31	750	864,720
5.00%, 07/01/32	375	430,834
5.00%, 07/01/33	1,190	1,362,586

		4,871,858

Florida — 7.5%
Capital Region Community Development District, Refunding, Special Assessment Bonds, Series A-1:
4.13%, 05/01/23	400	406,816
4.63%, 05/01/28	500	529,195
Capital Trust Agency, Inc., RB, Series A:
Advantage Academy of Hillsborough Projects, 5.00%, 12/15/29	400	448,212
Renaissance Charter School, Inc., 4.00%, 06/15/29(a)	625	645,844
County of Alachua Health Facilities Authority, Refunding RB, Shands Teaching Hospital and Clinics, 5.00%, 12/01/34	1,400	1,722,728
County of Broward Florida School Board, COP, Refunding, Series A (AGM), 5.00%, 07/01/21(b)	10,000	10,626,200
County of Charlotte Florida IDA, RB, Town & Country Utilities Project, 5.00%, 10/01/29(a)	1,000	1,111,510
County of Lee Florida, Refunding ARB, Series A, AMT (AGM), 5.00%, 10/01/27	1,635	1,735,291
County of Lee Florida, Refunding RB, Series A, AMT, 5.50%, 10/01/23	1,000	1,072,770
County of Miami-Dade Florida, RB, AMT, Series B:
6.00%, 10/01/28	3,470	4,015,519
6.00%, 10/01/29	3,480	4,024,898
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/32	5,020	5,821,794
County of Miami-Dade Florida Transit System Sales Surtax Revenue, Refunding RB, 5.00%, 07/01/32	1,500	1,639,350
County of Pinellas Florida IDA, RB, 2017 Foundation for Global Understanding, Inc. Project, 5.00%, 07/01/29	2,200	2,618,088
Florida Development Finance Corp., RB, Waste Pro USA, Inc., AMT, 5.00%, 05/01/29(a)	700	767,284
Harbor Bay Community Development District, Refunding, Special Assessment Bonds, Series A-2:
3.30%, 05/01/29	260	256,149
3.30%, 05/01/29	700	689,997
Harbor Bay Community Development District, Series A-1, 3.30%, 05/01/29	600	591,426

58	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Lakewood Ranch Stewardship District, Special Assessment Bonds:
Cresswind Project, 3.60%, 05/01/24	$235	$238,064
Cresswind Project, 3.80%, 05/01/29	280	287,174
Del Webb Project, 3.65%, 05/01/22(a)	405	409,439
Del Webb Project, 4.30%, 05/01/27(a)	520	547,352
Lake Club Phase 4 project, 3.60%, 05/01/24	430	435,599
Lake Club Phase 4 project, 3.80%, 05/01/29	510	523,051
Lakewood National and Polo Run Projects, 4.00%, 05/01/22	945	960,252
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series A, 4.25%, 05/01/24	1,105	1,145,587
Sarasota County Health Facilities Authority, RB, Sunnyside Village Project, 5.00%, 05/15/33	600	691,170
Southern Groves Community Development District No. 5, Refunding, Special Assessment Bonds, 3.25%, 05/01/29(c)	300	299,289
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/10(d)(e)	143	90,783
Talavera Community Development District, Special Assessment Bonds:
3.50%, 05/01/25	365	367,807
3.85%, 05/01/30	540	550,141
Tolomato Community Development District, Refunding, Special Assessment Bonds, Series A-2, 3.85%, 05/01/29	180	183,301

		45,452,080

Georgia — 4.8%
City of Atlanta Georgia Water & Wastewater Revenue, Refunding RB, 5.00%, 11/01/32	8,315	9,772,703
County of Cobb Kennestone Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 5.00%, 04/01/32	1,250	1,496,400
Main Street Natural Gas, Inc., RB, Series A:
5.50%, 09/15/28	2,500	3,160,750
5.00%, 05/15/33	5,000	6,033,750
5.00%, 05/15/34	5,250	6,304,147
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
5.00%, 01/01/34	700	819,658
5.00%, 01/01/35	1,225	1,428,448

		29,015,856

Hawaii — 0.8%
State of Hawaii Airports System, Refunding ARB, Series A, 5.25%, 07/01/29	5,000	5,133,500

Illinois — 15.5%
Chicago Board of Education, GO, Refunding:
CAB, Series A, 0.00%, 12/01/25(f)	420	353,900
Series A, 5.00%, 12/01/29	1,110	1,316,038
Series A, 5.00%, 12/01/30	1,325	1,565,434
Series C, 5.00%, 12/01/26	4,730	5,432,027
Chicago Board of Education, GO, Refunding Dedicated Revenues, Series D, 5.00%, 12/01/26	4,185	4,806,138
City of Chicago Illinois Midway International Airport, Refunding ARB, 2nd Lien, Series A, AMT:
5.00%, 01/01/32	5,000	5,618,750
5.50%, 01/01/32	1,500	1,668,450
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Series C:
5.25%, 01/01/28	1,350	1,497,461
5.25%, 01/01/29	3,020	3,346,673
City of Chicago Illinois O’Hare International Airport, RB, Refunding GARB, 5.00%, 01/01/32	3,745	4,329,932

Security	Par (000)	Value

Illinois (continued)
City of Chicago Illinois O’Hare International Airport, Refunding GARB, Senior Lien, Series A, AMT, 5.00%, 01/01/23	$13,000	$14,370,330
City of Chicago Illinois Transit Authority, RB, 5.25%, 12/01/31	3,700	3,964,143
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.13%, 12/01/38	1,000	1,058,460
Illinois Finance Authority, Refunding RB, CHF-Chicago, LLC-University Of Illinois at Chicago:
5.00%, 02/15/28	810	964,038
5.00%, 02/15/29	400	475,756
5.00%, 02/15/30	500	588,765
5.00%, 02/15/31	500	586,030
5.00%, 02/15/32	500	583,740
Madison-Macoupin Etc. Counties Community College District No. 536, GO, Refunding, Lewis & Clark Community College:
5.00%, 05/01/30	475	481,018
5.00%, 05/01/31	500	506,275
5.00%, 05/01/32	500	506,220
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project, 5.00%, 12/15/28	1,200	1,387,812
Railsplitter Tobacco Settlement Authority, RB, 5.50%, 06/01/21(b)	3,500	3,730,965
State of Illinois, GO:
5.25%, 02/01/30	5,000	5,469,850
5.00%, 04/01/31	1,000	1,080,240
5.00%, 05/01/31	10,010	10,821,911
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	470	536,735
State of Illinois Finance Authority, Refunding RB, Southern Illinois Healthcare Enterprises, Inc.:
5.00%, 03/01/30	550	659,813
5.00%, 03/01/32	920	1,096,944
State of Illinois Toll Highway Authority, RB, Series A, 5.00%, 01/01/34	9,140	10,072,554
State of Illinois Toll Highway Authority, Refunding RB, Senior Series A, 5.00%, 12/01/31	4,220	4,954,575

		93,830,977

Indiana — 3.4%
City of Whiting Indiana, RB, BP Products North America, Inc. Project, 5.25%, 01/01/21	4,800	5,007,792
Indiana Finance Authority, RB, Wastewater, 1st Lien, Series A, 5.25%, 10/01/31	10,000	10,707,100
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	5,000	5,016,300

		20,731,192

Iowa — 1.0%
Iowa Higher Education Loan Authority, RB, Private College Facility:
5.25%, 04/01/23	695	732,954
5.25%, 04/01/24	730	769,741
5.25%, 04/01/25	520	548,215
5.25%, 04/01/26	360	379,422
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility:
5.00%, 09/01/20(b)	2,315	2,386,950
Upper Iowa University Project, 5.00%, 09/01/20(g)	465	477,420
Iowa Student Loan Liquidity Corp., Refunding RB, AMT, Series A, 5.00%, 12/01/26	775	902,984

		6,197,686

Kansas — 1.3%
County of Seward Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	3,990	4,405,558
5.00%, 09/01/33	1,005	1,107,409
5.00%, 09/01/33	1,005	1,107,420

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
Kansas Development Finance Authority, Refunding RB, Health Hospital Nursing Home Improvements:
5.00%, 11/15/19(b)	$35	$35,040
5.00%, 11/15/23	1,465	1,466,685

		8,122,112

Kentucky — 0.5%
Countyof Louisville/Jefferson Metropolitan Government, Refunding RB, Catholic Health Initiatives(b):
5.00%, 06/01/22	120	130,984
Series A, 5.00%, 06/01/22	2,750	3,001,707

		3,132,691

Louisiana — 3.1%
Calcasieu Parish Memorial Hospital Service District, Refunding RB, Lake Charles Memorial Hospital Project, 5.00%, 12/01/34	200	239,766
City of Bossier City Louisiana Utilities, Refunding RB, 5.00%, 10/01/32	2,000	2,298,500
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, BRCC Facilities Corp. Project:
5.00%, 12/01/27	3,445	3,695,451
5.00%, 12/01/28	3,715	3,983,297
New Orleans Aviation Board, RB, Series A, 5.00%, 01/01/33	1,000	1,149,980
State of Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, 4.00%, 05/01/34	3,000	3,170,130
Terrebonne Levee & Conservation District, RB, Sales Tax, 5.00%, 07/01/28	3,660	4,121,929

		18,659,053

Maine — 0.6%
Finance Authority of Maine, Refunding RB, Series A-1, AMT:
5.00%, 12/01/28	1,000	1,220,170
3.00%, 12/01/29	2,300	2,369,437

		3,589,607

Maryland — 1.7%
City of Baltimore Maryland, Refunding, Tax Allocation Bonds, Harbor Point Project, Senior Lien, Series A(a):
2.95%, 06/01/27	175	174,179
3.05%, 06/01/28	190	189,308
3.15%, 06/01/29	200	199,584
City of Baltimore Maryland, Series B, 3.38%, 06/01/29(a)	285	280,865
City of Rockville Maryland, RB, Ingleside King Farm Project, 3.50%, 11/01/26	1,825	1,835,567
Maryland Economic Development Corp., RB, Transportation Facilities Project, Series A, 5.13%, 06/01/20(g)	555	567,365
Maryland Economic Development Corp., Refunding RB, Transportation Facilities Project, Series A:
5.00%, 06/01/29	1,835	2,264,592
5.00%, 06/01/30	1,015	1,243,426
5.00%, 06/01/31	1,000	1,220,300
5.00%, 06/01/32	1,000	1,215,420
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health System, Series B, 5.00%, 07/01/33	1,140	1,248,175

		10,438,781

Massachusetts — 1.7%
Massachusetts Development Finance Agency, Refunding RB:
Emerson College Issue, Series A, 5.00%, 01/01/31	1,730	1,978,203
Suffolk University, 5.00%, 07/01/29	2,700	3,255,822
Suffolk University, 5.00%, 07/01/30	3,125	3,751,031
Massachusetts Health & Educational Facilities Authority, Refunding RB, Winchester Hospital, 5.00%, 07/01/20(b)	1,060	1,086,712

		10,071,768

Security	Par (000)	Value

Michigan — 3.3%
City of Detroit Michigan, GO:
5.00%, 04/01/26	$265	$296,628
5.00%, 04/01/27	210	237,437
5.00%, 04/01/28	235	268,086
5.00%, 04/01/29	235	266,878
5.00%, 04/01/30	180	207,545
5.00%, 04/01/31	265	298,438
5.00%, 04/01/32	225	252,396
5.00%, 04/01/33	295	329,603
Manistee Area Public Schools, GO, Refunding, (Q-SBLF), 5.00%, 05/01/25	1,000	1,054,490
Michigan Finance Authority, Refunding RB, Senior Lien, Detroit Water and Sewer, Series C-3 (AGM), 5.00%, 07/01/31	4,000	4,618,120
Michigan State Building Authority, Refunding RB, Facilities Program, Series II-A, 5.00%, 10/15/24	2,500	2,681,450
Michigan State Hospital Finance Authority, Refunding RB, Henry Ford Health System, 5.25%, 11/15/19(b)	3,300	3,304,653
Michigan Strategic Fund, RB, I -75 Improvement Projects, AMT:
5.00%, 06/30/33	2,415	2,933,959
5.00%, 12/31/33	2,000	2,422,340
Michigan Strategic Fund, Refunding RB, Holland Home Obligated Group:
5.00%, 11/15/29	440	514,747
5.00%, 11/15/34	490	564,068

		20,250,838

Minnesota — 2.0%
City of Minneapolis, RB, YMCA of the Greater Twin Cities Project:
4.00%, 06/01/30	150	164,850
4.00%, 06/01/31	50	54,766
City of Minneapolis, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/33	2,370	2,940,909
County of St. Paul Minnesota Housing & Redevelopment Authority, RB, Great River School Project, Series A, 4.75%, 07/01/29(a)	250	269,213
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
5.00%, 02/15/33	1,000	1,203,580
5.00%, 02/15/34	1,185	1,419,677
University of Minnesota, RB, Biomedical Science Research Facilities Funding Program:
Series B, 5.00%, 08/01/36	1,000	1,061,230
Series C, 5.00%, 08/01/27	1,390	1,571,381
Series C, 5.00%, 08/01/28	740	835,778
Series C, 5.00%, 08/01/29	1,555	1,754,538
Series C, 5.00%, 08/01/30	835	940,937

		12,216,859

Missouri — 0.3%
City of St. Louis Missouri IDA, Refunding RB, Ballpark Village Development Project, Series A, 3.88%, 11/15/29	350	379,355
St. Louis County Industrial Development Authority, Refunding RB, Friendship Village St. Louis Obligated Group:
5.00%, 09/01/27	360	414,871
5.00%, 09/01/32	1,015	1,187,763

		1,981,989

Montana — 0.1%
County of Yellowstone Montana School District No. 2 Billings, GO, 5.00%, 06/15/30	500	577,490

Nebraska — 0.9%
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/30	800	935,240

60	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nebraska (continued)
County of Lancaster Nebraska Hospital Authority No. 1, Refunding RB, Immanuel Obligation Group, 5.50%, 01/01/30	$1,000	$1,006,610
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/30	1,000	1,077,320
5.00%, 01/01/32	2,000	2,152,080

		5,171,250

Nevada — 1.1%
City of Reno Nevada, Refunding RB, Series A-1 (AGM), 5.00%, 06/01/31	1,000	1,194,920
County of Clark Nevada Department of Aviation, Refunding RB, 5.00%, 07/01/33	5,000	5,703,000

		6,897,920

New Hampshire — 0.3%
New Hampshire Business Finance Authority, RB, VRDN, Casella Waste Systems, Inc. Project, AMT, 2.95%, 04/01/29(a)	1,000	1,002,940
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project, Series A, AMT, 4.00%, 11/01/27(a)	795	839,949

		1,842,889

New Jersey — 23.8%
County of Essex New Jersey Improvement Authority, LRB, Newark Project, Series A (AGM), 5.00%, 11/01/20(g)	698	723,777
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	6,040	6,512,630
New Jersey EDA, RB, Goethals Bridge Replacement Project, Private Activity Bond AMT:
5.50%, 01/01/26	1,500	1,731,600
5.50%, 01/01/27	1,000	1,152,740
New Jersey EDA, Refunding ARB, Port Newark Container Terminal LLC Project, AMT:
5.00%, 10/01/26	2,135	2,551,047
5.00%, 10/01/27	1,680	2,040,041
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Series E, AMT, 4.70%, 12/01/25	3,000	3,103,350
School Facilities Construction, Series EE, 5.00%, 09/01/23	3,465	3,620,925
New Jersey Educational Facilities Authority, RB, Higher Education Facilities Trust Fund, 5.00%, 06/15/28	10,000	11,247,000
New Jersey Educational Facilities Authority, Refunding RB, 5.00%, 07/01/30	5,000	5,879,200
New Jersey Higher Education Student Assistance Authority, Refunding RB:
AMT, Series B, 5.00%, 12/01/27	1,000	1,224,230
AMT, Series B, 5.00%, 12/01/28	1,000	1,230,820
Series 1, AMT, 5.50%, 12/01/26	700	752,381
Series 1B, AMT, 2.95%, 12/01/28	770	785,300
Student Loan, Series 1A, 4.75%, 12/01/21	1,060	1,062,290
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/32	12,000	13,970,160
New Jersey State Turnpike Authority, Refunding RB, Series B, 5.00%, 01/01/29	6,000	6,670,980
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/30	2,000	2,332,240
Series B, 5.25%, 06/15/26	3,500	3,693,305
Transportation Program, Series AA, 5.25%, 06/15/31	12,000	13,359,120
Transportation Program, Series AA, 5.25%, 06/15/32	2,250	2,551,433
Transportation System, Series A, 5.25%, 06/15/24	3,185	3,365,175
Transportation System, Series B, 5.50%, 06/15/31	11,780	12,428,960
Transportation System, Series C, 5.25%, 06/15/32	10,000	11,265,100

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A:
Federal Highway Reimbursement Revenue Notes, 5.00%, 06/15/30	$1,695	$1,976,573
Transportation System, 5.00%, 12/15/33	2,285	2,676,009
Newark Housing Authority, RB, Series A:
5.00%, 12/01/23	1,230	1,362,225
5.00%, 12/01/25	1,345	1,503,831
South Jersey Port Corp., ARB, Sobordinated Marine Terminal, Series B, AMT:
5.00%, 01/01/29	250	301,640
5.00%, 01/01/30	200	239,668
5.00%, 01/01/31	350	417,771
5.00%, 01/01/32	425	505,627
State of New Jersey, GO, Various Purposes, 5.00%, 06/01/28	5,000	5,828,250
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/30	850	1,041,488
5.00%, 06/01/32	11,980	14,555,700
Tobacco Settlement Bonds, 5.00%, 06/01/33	220	266,026

		143,928,612

New Mexico — 1.2%
Albuquerque Municipal School District No. 12, GO, Series 2017, 5.00%, 08/01/30	1,250	1,525,738
City of Santa Fe New Mexico, RB, EL Castillo Retirement Residences Project, Series A, 5.00%, 05/15/34(c)	170	193,004
County of Albuquerque Bernalillo New Mexico Water Utility Authority, Refunding RB, 4.00%, 07/01/33	2,510	2,806,858
New Mexico Hospital Equipment Loan Council, Refunding RB, 5.00%, 08/01/31	2,500	2,935,200

		7,460,800

New York — 7.9%
Build NYC Resource Corp., RB, Inwood Academy for Leadership Charter School Project, Series A, 4.88%, 05/01/31(a)	450	488,200
Build NYC Resource Corp., Refunding RB, Manhattan College Project, 5.00%, 08/01/35	665	804,284
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A:
4.00%, 06/01/22	800	831,040
4.50%, 06/01/27	1,710	1,897,399
5.00%, 06/01/35	415	462,169
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 07/01/23(b)	5,695	6,495,546
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A:
5.00%, 11/01/24	5,470	5,835,232
5.00%, 11/01/30	655	696,311
Metropolitan Transportation Authority, RB(b):
Sub-Series B-1, 5.00%, 11/15/21	2,300	2,481,148
Sub-Series B-4, 5.00%, 11/15/21	1,500	1,618,140
New York City Trust for Cultural Resources, Refunding RB, Carnegie Hall, Series A, 5.00%, 12/01/29	2,750	2,756,215
Niagara Area Development Corp., Refunding RB, Covanta Project, Series B, 3.50%, 11/01/24(a)	1,000	1,043,750
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, Series 8, 5.00%, 12/01/20	865	882,326
State of New York Dormitory Authority, RB, Series A:
Fordham University, 5.25%, 07/01/21(b)	900	962,019
Icahn School of Medicine at Mount Sinai, 5.00%, 07/01/32	9,000	10,542,240
New York University Hospitals Center, 5.00%, 07/01/20(b)	1,725	1,769,298
New York University Hospitals Center, 5.13%, 07/01/20(b)	1,670	1,714,255

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Dormitory Authority, Refunding RB:
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 05/01/32	$3,060	$3,541,338
Orange Regional Medical Center, 5.00%, 12/01/27(a)	900	1,088,622
Orange Regional Medical Center, 5.00%, 12/01/28(a)	1,800	2,175,300

		48,084,832

North Carolina — 0.3%
North Carolina Medical Care Commission, Refunding RB, WakeMed, Series A, 5.00%, 10/01/31	1,500	1,641,915

Ohio — 1.4%
Ohio Air Quality Development Authority, Refunding RB, Ohio Valley Electric Corp., 3.25%, 09/01/29	1,550	1,595,648
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 02/15/31	6,000	6,738,780

		8,334,428

Oklahoma — 1.3%
Oklahoma City Public Property Authority, Refunding RB:
5.00%, 10/01/27	1,190	1,413,934
5.00%, 10/01/28	1,265	1,498,987
5.00%, 10/01/29	1,400	1,655,710
Oklahoma Development Finance Authority, RB, OU Medicene Project, Series B:
5.00%, 08/15/29	1,200	1,474,728
5.00%, 08/15/33	1,305	1,562,490

		7,605,849

Oregon — 1.4%
County of Klamath Oregon School District, GO:
5.00%, 06/15/30	1,000	1,129,610
5.00%, 06/15/31	1,000	1,128,430
County of Umatilla Oregon School District No. 16R Pendleton, GO, Series A, 5.00%, 06/15/32	2,000	2,319,320
Oregon State Facilities Authority, Refunding RB, Reed College Project, Series A, 5.00%, 07/01/20(b)	1,835	1,881,077
State of Oregon, GO, Series H, 5.00%, 05/01/22(b)	2,000	2,188,080

		8,646,517

Pennsylvania — 7.0%
Allentown Neighborhood Improvement Zone Development Authority, RB, City Center Project(a):
5.00%, 05/01/22	1,545	1,617,414
5.00%, 05/01/23	640	679,610
5.00%, 05/01/28	835	976,332
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	2,000	2,441,260
5.00%, 06/01/34	3,750	4,561,612
County of Allegheny Pennsylvania, GO, Refunding, Series C-68, 5.00%, 11/01/25	2,515	2,698,520
County of Allegheny Pennsylvania, GO, Series C-67:
5.00%, 11/01/25	2,700	2,897,046
5.00%, 11/01/26	2,375	2,547,449
Pennsylvania Economic Development Financing Authority, RB, PA Bridges Finco LP, AMT, 5.00%, 12/31/28	115	136,125
Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 12/01/21(b)	4,000	4,333,320
Pennsylvania Turnpike Commission, Refunding RB:
Second Series, 5.00%, 12/01/30	2,620	3,188,619
Sub-Series B, 5.00%, 06/01/32	5,000	5,991,600
School District of Philadelphia, GOL, Series A:
5.00%, 09/01/30	1,200	1,476,408
5.00%, 09/01/31	1,000	1,225,430
5.00%, 09/01/32	1,200	1,464,696

Security	Par (000)	Value

Pennsylvania (continued)
South Fork Municipal Authority, Refunding RB, Conemaugh Valley Memorial Hospital, Series A (AGC), 6.00%, 07/01/20(b)	$6,225	$6,416,232

		42,651,673

Puerto Rico — 3.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
CAB, Series A-1, 0.00%, 07/01/27(f)	11,551	9,217,236
Series A-1, 4.50%, 07/01/34	4,365	4,660,423
Series B-1, 0.00%, 07/01/27(f)	2,521	2,015,641
Series B-1, 0.00%, 07/01/29(f)	4,466	3,351,465

		19,244,765

Rhode Island — 1.7%
Providence Redevelopment Agency, Refunding RB, Series A, 5.00%, 04/01/29	1,000	1,174,580
Rhode Island Health & Educational Building Corp., RB, City of Newport Issue Financing Program, Series C, 5.00%, 05/15/30	2,305	2,518,904
Rhode Island Health & Educational Building Corp., Refunding RB, 5.00%, 09/01/32	2,000	2,267,220
Rhode Island Student Loan Authority, RB, AMT, Senior Program, Series A:
5.00%, 12/01/27	1,000	1,215,090
5.00%, 12/01/28	1,000	1,232,410
Rhode Island Student Loan Authority, Refunding RB, Senior Series A, AMT:
5.00%, 12/01/24	750	863,543
5.00%, 12/01/25	850	999,404

		10,271,151

South Carolina — 2.5%
South Carolina Jobs-Economic Development Authority, Refunding RB, The Woodlands at Furman, 4.00%, 11/15/27	825	853,405
South Carolina Public Service Authority, Refunding RB, Series A:
5.00%, 12/01/30	5,500	6,494,565
5.00%, 12/01/31	5,660	6,669,008
5.00%, 12/01/32	200	235,378
5.00%, 12/01/33	800	939,888

		15,192,244

South Dakota — 0.2%
South Dakota Health & Educational Facilities Authority, Refunding RB, Regional Health, 5.00%, 09/01/20(b)	1,000	1,031,150

Tennessee — 1.9%
County of Memphis-Shelby Industrial Development Board, Refunding, Tax Allocation Bonds, Graceland Project, Series A, 4.75%, 07/01/27	205	219,735
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.00%, 11/01/23	2,695	2,695,000
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Trevecca Nazarene University Project:
5.00%, 10/01/29	350	415,037
5.00%, 10/01/34	450	531,027
Knox County Health Educational & Housing Facility Board Tennessee, Refunding RB, Eastowne Village Project, 4.00%, 06/01/31(h)	2,800	2,832,200
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/35	4,000	4,685,560

		11,378,559

62	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 10.4%
City of Grapevine Texas, GO, 5.00%, 02/15/33	$5,685	$6,320,810
City of Houston Texas, Refunding ARB, Subordinate Lien, Series A, AMT:
5.00%, 07/01/25	1,500	1,587,630
5.00%, 07/01/32	1,010	1,091,951
City of Houston Texas Airport System Revenue, Refunding ARB, Sub-Series A, AMT:
5.00%, 07/01/31	1,430	1,759,672
5.00%, 07/01/32	1,515	1,856,557
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/33	8,485	10,466,757
Dallas-Fort Worth International Airport, ARB, Joint Improvement, Series D, AMT, 5.00%, 11/01/38	8,290	8,794,281
Dallas-Fort Worth International Airport, Refunding RB, AMT(b):
Series E, 5.00%, 11/01/20	2,185	2,262,305
Series E, 5.00%, 11/01/20	4,960	5,136,477
Series F, 5.00%, 11/01/20	6,345	6,570,755
Love Field Airport Modernization Corp., RB, Southwest Airlines Co. Project, AMT, 5.00%, 11/01/28	1,000	1,083,730
Mission EDC, Refunding RB, Senior Lien, NatGasoline Project, AMT, 4.63%, 10/01/31(a)	1,475	1,598,310
New Hope Cultural Education Facilities Finance Corp., RB, Jubilee Academic Center Project, Series A(a):
3.63%, 08/15/22	100	101,790
4.25%, 08/15/27	160	163,166
Red River Education Financing Corp., RB, 5.00%, 03/15/33	1,340	1,490,978
San Jacinto River Authority, RB, Special Project (AGM), 5.25%, 10/01/25	2,910	2,918,381
Socorro Independent School District, GO, Refunding(PSF-GTD):
5.00%, 08/15/20(b)	2,410	2,479,456
5.00%, 08/15/32	90	92,530
Via Metropolitan Transit Authority, Refunding RB:
5.25%, 08/01/28	1,585	1,805,252
5.25%, 08/01/29	1,720	1,956,964
5.25%, 08/01/33	3,000	3,395,700

		62,933,452

U.S. Virgin Islands — 0.8%
Virgin Islands Public Finance Authority, Refunding RB, Series A (AGM), 5.25%, 10/01/24	4,300	4,663,651

Utah — 1.0%
Salt Lake City Corp. Airport Revenue, ARB, AMT, Series A, 5.00%, 07/01/33	3,500	4,263,035
Utah Charter School Finance Authority, RB, Wallace Stegner Academy Project, Series A, 3.63%, 06/15/29(a)	480	483,970
Utah Charter School Finance Authority, Refunding RB, Freedom Academy Foundation Project, 4.50%, 06/15/27(a)	1,500	1,570,275

		6,317,280

Vermont — 1.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/30	5,565	6,152,497

Washington — 0.4%
Washington State Housing Finance Commission, Refunding RB(a):
Horizon House Project, 5.00%, 01/01/28	750	881,198
Horizone House Project, 5.00%, 01/01/27	1,560	1,836,853

		2,718,051

West Virginia — 0.3%
West Virginia University, RB, West Virginia University Project, Series B, 5.00%, 10/01/30	1,500	1,600,125

Security	Par (000)	Value

Wisconsin — 1.4%
Public Finance Authority, RB, Piedmont Community Charter School, 5.00%, 06/15/34	$430	$507,258
Public Finance Authority, Refunding RB:
AMT, National Gypsum Co., 5.25%, 04/01/30	2,410	2,650,856
Penick Village Obligation Group, 4.00%, 09/01/29(a)(c)	155	161,054
Wisconsin Airport Facilities, Senior Obligated Group, Series B, AMT, 5.25%, 07/01/28	4,765	5,182,795

		8,501,963

Total Municipal Bonds — 134.5% (Cost — $761,391,589)		815,105,705

Municipal Bonds Transferred to Tender Option Bond Trusts(i)

California — 4.0%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Subordinate, 4.00%, 04/01/31(j)	8,080	9,383,627
State of California, GO, Refunding Water Utility Authority, 5.00%, 10/01/35	12,500	14,972,996

		24,356,623

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series C, 4.13%, 02/15/35	7,500	8,079,750

Massachusetts — 3.3%
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System:
5.00%, 07/01/32	7,500	9,384,825
Series L, 5.00%, 07/01/21(b)	5,225	5,548,357
Series L, 5.00%, 07/01/31	4,950	5,256,339

		20,189,521

Minnesota — 1.8%
State of Minnesota, GO, State Various Purposes, Series A, 4.00%, 08/01/20(b)	10,525	10,737,710

New Jersey — 1.5%
New Jersey Housing & Mortgage Finance Agency, Refunding RB, S/F, AMT, Series BB:
3.65%, 04/01/28	4,781	5,163,111
3.70%, 10/01/28	3,705	4,001,091

		9,164,202

New York — 10.0%
City of New York, GO:
Sub-Series 1-I, 5.00%, 03/01/32	7,009	8,051,675
Refunding Series E, 5.00%, 08/01/19(b)	722	723,872
Refunding Series E, 5.00%, 08/01/27	1,766	1,771,033
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Future Tax Secured Subordinate Bonds, Sub-Series B-1, 5.00%, 08/01/36	9,444	11,296,761
Metropolitan Transportation Authority, RB, Sub-Series D-1, 5.00%, 11/15/39	4,980	5,676,403
Metropolitan Transportation Authority, Refunding RB, Series B, 5.25%, 11/15/19(b)	4,001	4,005,869
Port Authority of New York & New Jersey, Refunding ARB:
178th Series, AMT, 5.00%, 12/01/32	4,009	4,522,603
Consolidated, Series 169th, 5.00%, 10/15/26	5,530	5,909,303
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	5,010	5,865,107
State of New York Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/36(j)	5,505	6,595,100
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 03/15/32	5,501	6,156,853

		60,574,579

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas — 1.4%
Pflugerville Independent School District, GO, (PSF-GTD), 5.00%, 02/15/24(b)	$7,500	$8,664,825

Washington — 3.0%
Port of Seattle Washington, ARB, AMT, Series A, 5.00%, 05/01/34	15,000	17,812,050

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 26.3% (Cost — $149,985,027)		159,579,260

Total Long-Term Investments — 160.8% (Cost — $911,376,616)		974,684,965

Total Investments — 160.8% (Cost — $911,376,616)		974,684,965

Other Assets Less Liabilities — 1.9%		11,343,536

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.3)%		(92,933,047)

VMTP Shares at Liquidation Value — (47.4)%		(287,100,000)

Net Assets Applicable to Common Shares — 100.0%		$605,995,454

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Non-income producing security.
(f)	Zero-coupon bond.
(g)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(h)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(i)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between September 15, 2024 to April 1, 2025, is $10,032,537. See Note 4 of the Notes to Financial Statements for details.

During the six months ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	3,435,688	(3,435,688)	—	$—	$9,275	$506	$343

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	132	12/19/19	$17,199	$21,287
Long U.S. Treasury Bond	22	12/19/19	3,550	20,572
5-Year U.S. Treasury Note	62	12/31/19	7,391	12,352

				$54,211

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contract(a)	$—	$—	$—	$—	$54,211	$—	$54,211

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

64	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock Muni Intermediate Duration Fund, Inc. (MUI)

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(2,523,638)	$—	$(2,523,638)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$301,292	$—	$301,292

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$32,866,106

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$974,684,965	$—	$974,684,965

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$54,211	$—	$—	$54,211

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(92,611,847)	$—	$(92,611,847)
VMTP Shares at Liquidation Value	—	(287,100,000)	—	(287,100,000)

	$—	$(379,711,847)	$—	$(379,711,847)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (unaudited) October 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 130.7%

Alabama — 1.6%
County of Jefferson Alabama Sewer, Refunding RB:
Senior Lien, Series A (AGM), 5.00%, 10/01/44	$805	$908,700
Sub-Lien, Series D, 6.00%, 10/01/42	3,575	4,211,207

		5,119,907

Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	175	175,212

Arizona — 0.5%
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 07/01/46(a)	1,685	1,788,493

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(a)	2,455	2,599,280

California — 8.5%
California Educational Facilities Authority, RB, Stanford University, Series V-1, 5.00%, 05/01/49	2,095	3,207,613
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(b)	3,170	3,292,520
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	890	1,004,561
California Municipal Finance Authority, ARB, Senior Lien-Linxs APM Project, AMT, 4.00%, 12/31/47	1,475	1,584,238
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	145	162,571
5.25%, 08/15/49	370	410,970
California Municipal Finance Authority, Refunding RB, Community Medical Centers, Series A, 5.00%, 02/01/42	225	265,025
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(a)	1,495	1,593,670
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, Series A(a):
5.00%, 12/01/41	290	326,044
5.00%, 12/01/46	455	508,485
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	5,930	6,043,915
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/40	360	418,007
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	2,745	2,825,566
San Marcos Unified School District, GO, CAB, Election of 2010, Series B, 0.00%, 08/01/42(c)	2,000	1,048,080
State of California, GO, Various Purposes, 6.00%, 03/01/33	2,525	2,565,198
State of California Public Works Board, LRB, Various Capital Projects:
Series I, 5.00%, 11/01/38	775	874,611
Sub-Series I-1, 6.38%, 11/01/19(b)	1,185	1,185,000
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1, 4.75%, 06/01/25	260	260,289

		27,576,363

Colorado — 1.3%
Arapahoe County School District No. 6 Littleton, GO, Series A, 5.50%, 12/01/43	1,705	2,186,219

Security	Par (000)	Value

Colorado (continued)
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health:
Series A, 4.00%, 08/01/44	$305	$328,738
Series A-2, 4.00%, 08/01/49	1,460	1,561,222

		4,076,179

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, RB, Ascension Health Senior Credit, Series A, 5.00%, 11/15/40	1,375	1,376,581

Delaware — 2.1%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,125	1,171,766
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	1,165	1,328,415
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	4,065	4,180,974

		6,681,155

District of Columbia — 5.4%
District of Columbia, Refunding RB:
Georgetown University, 5.00%, 04/01/35	435	523,183
Georgetown University Issue, 5.00%, 04/01/42	355	419,890
Kipp Charter School, Series A, 6.00%, 07/01/23(b)	240	280,697
The Catholic University of America Issue, 5.00%, 10/01/48	2,315	2,728,343
Metropolitan Washington Airports Authority, Refunding ARB:
Dulles Metrorail And Capital Improvement Projects, Series A, 5.00%, 10/01/53	2,010	2,147,303
Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC), 0.00%, 10/01/35(c)	6,515	4,009,201
Metropolitan Washington Airports Authority, Refunding RB, Dulles Toll Road, CAB, 2nd Senior Lien, Series B (AGC)(c):
0.00%, 10/01/33	6,590	4,423,867
0.00%, 10/01/34	4,830	3,107,284

		17,639,768

Florida — 5.1%
Celebration Pointe Community Development District, Special Assessment Bonds, County of Alachua Florida(a):
5.00%, 05/01/32	470	508,888
5.00%, 05/01/48	1,175	1,241,540
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 05/01/45	1,340	1,525,630
County of Collier Health Facilities Authority, RB, Moorings, Inc., Series A, 5.00%, 05/01/48	1,190	1,399,226
County of Miami-Dade Florida Aviation, Refunding ARB, Miami International Airport, Series A-1, 5.38%, 10/01/20(b)	1,165	1,209,445
County of Palm Beach Health Facilities Authority, RB, Acts Retirement-Life Communities, Inc., 5.00%, 11/15/45	4,500	5,128,920
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(b)	3,015	3,354,580
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	2,170	2,326,435

		16,694,664

Georgia — 5.4%
Country of Fulton Development Authority, Refunding RB, Robert W. Woodruff Arts Center, Inc. Project, 4.00%, 03/15/44	5,000	5,297,250
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,825	1,979,541
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	515	606,469
DeKalb Georgia Private Hospital Authority, Refunding RB, Children’s Healthcare, 5.25%, 11/15/19(b)	130	130,160

66	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
Georgia Housing & Finance Authority, Refunding RB, S/F Housing, Mortgage Bonds, Series A, 3.60%, 12/01/44	$1,435	$1,484,780
Glynn-Brunswick Memorial Hospital Authority, RB, Southeast Georgia Health System Project, 5.00%, 08/01/47	2,500	2,783,575
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/35	490	634,756
5.00%, 05/15/36	490	639,068
5.00%, 05/15/37	540	708,777
5.00%, 05/15/38	295	387,742
5.00%, 05/15/49	985	1,327,701
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project, 4.00%, 01/01/49	1,560	1,646,658

		17,626,477

Hawaii — 0.4%
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	1,355	1,390,758

Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, Series A, 5.00%, 12/01/46	745	888,256

Illinois — 14.6%
Chicago Board of Education, GO, Series D:
Dedicated Revenues, Series H, 5.00%, 12/01/36	450	513,995
Project, Series C, 5.25%, 12/01/35	1,465	1,615,939
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/25	815	926,003
Dedicated Revenues, Series F, 5.00%, 12/01/24	615	689,476
Dedicated Revenues, Series G, 5.00%, 12/01/34	450	515,587
Series C, 5.00%, 12/01/25	645	732,849
Chicago Board of Education, GO:
5.00%, 12/01/46	535	610,521
5.00%, 12/01/46	1,380	1,474,751
City of Chicago Illinois, Special Assessment Bonds, Lake Shore East Project, 6.75%, 12/01/32	778	779,610
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 01/01/21(b)	5,865	6,217,545
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	1,050	1,118,229
City of Chicago Illinois Waterworks, Refunding RB:
2nd Lien (AGM), 5.25%, 11/01/33	260	260,645
2nd Lien Project, 5.00%, 11/01/42	915	978,492
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	805	864,997
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/47	200	223,526
5.00%, 02/15/50	100	111,586
Illinois Finance Authority, Refunding RB, Central Dupage Health, Series B, 5.50%, 11/01/19(b)	1,610	1,610,000
Metropolitan Pier & Exposition Authority, Refunding RB:
McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/43(c)	5,175	2,285,590
McCormick Place Expansion Project, Series B (AGM), 5.00%, 06/15/50	4,315	4,405,572
McCormick Place Expansion Project, Series B-2, 5.00%, 06/15/50	2,500	2,525,300
Railsplitter Tobacco Settlement Authority, RB(b):
5.50%, 06/01/21	440	469,036
6.00%, 06/01/21	1,140	1,223,813
Regional Transportation Authority, RB:
Series A (AMBAC), 7.20%, 11/01/20	180	189,887
Series A (NPFGC), 6.70%, 11/01/21	1,765	1,900,764
Series C (NPFGC), 7.75%, 06/01/20	505	522,963

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO:
5.00%, 02/01/39	$1,540	$1,642,164
Series A, 5.00%, 04/01/35	3,000	3,179,010
Series A, 5.00%, 04/01/38	3,490	3,692,071
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/37	2,800	3,200,344
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	985	1,093,330
Village of Hodgkins Illinois, RB, Metropolitan Biosolids Management LLC Project, AMT, 6.00%, 11/01/23	1,975	1,981,636

		47,555,231

Indiana — 3.5%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	790	916,139
7.00%, 01/01/44	1,905	2,165,814
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	3,280	3,499,990
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	450	488,052
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	1,430	1,545,730
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	405	441,231
Sisters of St. Francis Health Services, 5.25%, 11/01/19(b)	840	840,000
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	1,270	1,397,686

		11,294,642

Iowa — 1.3%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(d)	2,810	3,038,397
Midwestern Disaster Area, 5.25%, 12/01/25	460	493,208
Midwestern Disaster Area, 5.88%, 12/01/26(a)	410	427,478
Iowa Student Loan Liquidity Corp., Refunding RB, Student Loan, Senior Series A-1, AMT, 5.15%, 12/01/22	140	143,077

		4,102,160

Kentucky — 1.2%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	995	1,119,982
Kentucky Economic Development Finance Authority, Refunding RB, Louisville Arena Authority, Inc. (AGM), 5.00%, 12/01/45	1,235	1,437,911
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(e)	1,200	1,300,656

		3,858,549

Louisiana — 3.6%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	3,320	3,466,711
Louisiana Public Facilities Authority, Refunding RB, Tulane University of Lousiana Project, 4.00%, 12/15/50	2,000	2,181,320
Parish of St. John the Baptist Louisiana, Refunding RB, Marathon Oil Corporation Project(d):
2.10%, 06/01/37	450	452,187
2.20%, 06/01/37	470	472,124
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	1,020	1,043,001
5.25%, 05/15/31	870	910,629

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Louisiana (continued)
5.25%, 05/15/32	$1,110	$1,192,995
5.25%, 05/15/33	1,205	1,294,266
5.25%, 05/15/35	505	555,460

		11,568,693

Maryland — 0.6%
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	750	768,045
Maryland Health & Higher Educational Facilities Authority, RB:
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	420	499,926
University of Maryland Medical System, Series B (NPFGC), 7.00%, 07/01/22(f)	525	590,457

		1,858,428

Massachusetts — 0.3%
Massachusetts Development Finance Agency, Refunding RB, New Bridge Charles, Inc.(a):
4.00%, 10/01/32	215	232,353
4.13%, 10/01/42	470	492,433
5.00%, 10/01/57	340	371,593

		1,096,379

Michigan — 3.7%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	4,425	4,825,285
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(b)	760	777,115
5.50%, 05/15/36	620	633,665
Michigan Finance Authority, Refunding RB:
Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	880	950,594
Trinity Health Credit Group, 5.00%, 12/01/48	2,000	2,405,300
Michigan State University, Refunding RB, Board of Trustees, Series B, 5.00%, 02/15/48	990	1,207,473
Michigan Strategic Fund, RB, I-75 Improvement Projects, AMT, 5.00%, 06/30/48	1,070	1,258,791

		12,058,223

Minnesota — 1.4%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	2,020	2,231,090
5.25%, 02/15/53	2,045	2,428,233

		4,659,323

Mississippi — 3.1%
County of Lowndes Mississippi, Refunding RB, Solid Waste Disposal & Pollution Control, Weyerhaeuser Co. Project, Series A, 6.80%, 04/01/22	3,000	3,315,960
State of Mississippi, RB, Series A:
5.00%, 10/15/37	1,000	1,229,180
4.00%, 10/15/38	5,000	5,612,750

		10,157,890

Missouri — 2.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	255	278,361
State of Missouri Health & Educational Facilities Authority, RB, Kansas City Art Institute, 5.00%, 09/01/48	2,610	3,080,165
State of Missouri Health & Educational Facilities Authority, Refunding RB:
Mercy Health, Series C, 5.00%, 11/15/47	2,570	3,035,067
St. Louis College of Pharmacy Project, 5.50%, 05/01/43	245	264,676

		6,658,269

Security	Par (000)	Value

Nebraska — 0.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	$825	$899,110
5.00%, 09/01/42	1,445	1,566,842

		2,465,952

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	1,545	1,595,367
Series C, AMT, 4.88%, 11/01/42	805	833,086

		2,428,453

New Jersey — 13.9%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	1,675	1,810,491
5.25%, 11/01/44	1,525	1,646,116
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	1,085	1,098,931
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	1,955	2,132,709
Series EEE, 5.00%, 06/15/48	3,690	4,200,807
New Jersey EDA, Refunding ARB, Port Network Container Terminal LLC Project, AMT, 5.00%, 10/01/47	1,425	1,629,445
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	2,240	2,626,736
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 01/01/43	740	801,760
Series E, 5.00%, 01/01/45	2,615	2,996,476
New Jersey Transportation Trust Fund Authority, RB:
Series BB, 4.00%, 06/15/50	1,490	1,548,587
Series BB, 5.00%, 06/15/50	3,200	3,644,512
Transportation Program, Series AA, 5.00%, 06/15/44	445	483,288
5.00%, 06/15/44	825	886,421
Transportation System, Series A, 5.50%, 06/15/41	1,635	1,711,077
Transportation System, Series B, 5.25%, 06/15/36	2,460	2,577,416
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 06/01/46	525	610,265
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Sub-Series B, 5.00%, 06/01/46	13,345	14,743,556

		45,148,593

New York — 10.2%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	1,960	2,104,060
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	1,800	1,827,396
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,960	1,960,862
New York Counties Tobacco Trust IV, Refunding RB, Tobacco Settlement Pass-Through Bonds, Series A, 5.00%, 06/01/38	1,910	1,910,153
New York Liberty Development Corp., RB, World Trade Center Port Authority Consolidated, 5.25%, 12/15/43	10,735	11,614,948
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(b)	1,220	1,232,554
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	2,860	3,144,055
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	340	375,822
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	850	955,358
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	1,165	1,216,248
6.00%, 12/01/42	1,250	1,302,063

68	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Environmental Facilities Corp., RB, Subordinated SRF Bonds, Series B, 5.00%, 06/15/48	$1,780	$2,164,266
State of New York Thruway Authority, Refunding RB, Series B, 4.00%, 01/01/50	2,875	3,184,494

		32,992,279

North Carolina — 0.2%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(b)	595	646,444

North Dakota — 0.3%
County of Cass North Dakota, Refunding RB, Essentia Health Obligated Group, Series B, 5.25%, 02/15/58	950	1,121,627

Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	3,230	3,254,257
County of Franklin Ohio, RB:
Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	660	722,515
Trinity Health Credit Group, Series 2017, 5.00%, 12/01/46	400	470,336
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	730	806,212
State of Ohio, RB, Portsmouth Bypass Project, AMT, 5.00%, 06/30/53	275	305,440

		5,558,760

Oklahoma — 1.8%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	2,050	2,261,150
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.50%, 08/15/57	1,155	1,376,263
Oklahoma Turnpike Authority, RB, 2nd Series C, 4.00%, 01/01/42	1,950	2,174,640

		5,812,053

Pennsylvania — 3.2%
Allentown Neighborhood Improvement Zone Development Authority, RB, Subordinate, City Center Project(a):
5.00%, 05/01/28	225	239,333
5.13%, 05/01/32	230	253,501
5.38%, 05/01/42	435	481,754
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	635	687,635
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A:
4.00%, 09/01/49	555	597,052
5.00%, 09/01/43	1,220	1,441,638
Lancaster IDA, RB, Willow Valley Communities Project, 5.00%, 12/01/49	1,300	1,500,070
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	850	961,537
Aqua Pennsylvania, Inc. Project, Series B, 5.00%, 11/15/40	1,890	1,894,952
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,035	1,088,830
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	1,105	1,257,026

		10,403,328

Puerto Rico — 5.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	675	685,530
5.63%, 05/15/43	690	700,778

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	$2,430	$2,546,446
5.13%, 07/01/37	695	729,854
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	720	727,430
6.00%, 07/01/44	1,305	1,318,402
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,554	1,602,765
Series A-1, 5.00%, 07/01/58	6,289	6,581,816
Series A-2, 4.33%, 07/01/40	85	86,124
Series A-2, 4.78%, 07/01/58	2,941	3,026,965

		18,006,110

Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	820	922,033
Series B, 4.50%, 06/01/45	2,645	2,756,645
Series B, 5.00%, 06/01/50	2,945	3,137,309

		6,815,987

South Carolina — 6.8%
South Carolina Jobs EDA, Refunding RB:
Anmed Health Project, 5.00%, 02/01/36	2,505	2,885,585
Prisma Health Obligated Group, Series A, 5.00%, 05/01/48	3,060	3,567,807
State of South Carolina Ports Authority, ARB:
5.25%, 07/01/20(b)	3,280	3,367,412
AMT, 5.25%, 07/01/25(b)	225	270,972
AMT, 5.25%, 07/01/55	1,070	1,236,085
State of South Carolina Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 12/01/54	6,180	7,002,249
State of South Carolina Public Service Authority, Refunding RB:
Series A, 5.00%, 12/01/50	1,430	1,632,045
Series E, 5.25%, 12/01/55	1,735	2,012,825

		21,974,980

Tennessee — 1.0%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	995	1,116,997
City of Chattanooga Health Educational & Housing Facility Board, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	160	172,330
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	690	801,069
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, Refunding RB, Lipscomb University Project, Series A, 5.25%, 10/01/58	955	1,158,224

		3,248,620

Texas — 10.3%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien, 6.25%, 01/01/21(b)	2,140	2,261,937
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	965	1,076,795
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.00%, 02/01/48	1,155	1,411,237
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	745	854,023
County of Fort Bend Texas Industrial Development Corp., RB, NRG Energy Inc. Project, Series B, 4.75%, 11/01/42	670	717,208
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(b)	455	535,339

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/48	$4,545	$5,420,231
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Trinity Terrace Project, 5.00%, 10/01/49	1,000	1,092,680
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic Center, Series A, 5.00%, 08/15/46(a)	1,980	2,014,729
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/38	925	1,066,793
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	2,470	2,977,956
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,075,540
NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	2,775	2,797,089
Texas Transportation Commission, RB, First Tier Toll Revenue, 5.00%, 08/01/57	1,140	1,340,743
Texas Water Development Board, RB, Series A, 4.00%, 10/15/49	6,900	7,734,762

		33,377,062

Utah — 0.6%
City of Salt Lake Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	875	1,031,494
5.00%, 07/01/47	915	1,065,151

		2,096,645

Virginia — 1.9%
County of Front Royal & Warren IDA, RB, Valley Health System Obligated Group, 4.00%, 01/01/50	1,160	1,248,577
Lexington Industrial Development Authority, RB, Kendal st Lexington, Series A, 5.00%, 01/01/48	820	893,948
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	1,615	1,763,063
6.00%, 01/01/37	1,940	2,147,483

		6,053,071

Washington — 1.7%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	1,465	1,710,168
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	755	849,926
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	2,290	2,566,953
Washington Health Care Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/44	340	366,200

		5,493,247

Wisconsin — 0.8%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	2,465	2,467,859

Total Municipal Bonds — 130.7% (Cost — $391,717,239)		424,611,950

Municipal Bonds Transferred to Tender Option Bond Trusts(g)

California — 5.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge, 4.00%, 04/01/42(h)	3,057	3,400,939
City & County of San Francisco California Public Utilities Commission, RB, Water Revenue, Series B, 5.00%, 11/01/19(b)	9,480	9,480,000

Security	Par (000)	Value

California (continued)
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2 Bonds, 5.00%, 10/01/47	$3,075	$3,665,618

		16,546,557

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(h)	2,252	2,715,787

Florida — 1.8%
County of Miami-Dade Florida, RB, Water & Sewer System, 5.00%, 10/01/20(b)	5,679	5,875,153

Illinois — 1.1%
Illinois Finance Authority, Refunding RB, Presence Health Network, Series C:
4.00%, 02/15/27(b)	6	6,777
4.00%, 02/15/41	3,219	3,504,004

		3,510,781

Massachusetts — 3.1%
Commonwealth of Massachusetts Transportation Fund Revenue, RB, Rail Enhancement Program, Series A, 4.00%, 06/01/45	2,043	2,203,509
Massachusetts Development Finance Agency, Refunding RB, Partners Healthcare System, 5.00%, 07/01/47	4,574	5,455,956
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/41	2,266	2,416,719

		10,076,184

New York — 5.9%
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(h):
5.75%, 02/15/21(b)	997	1,052,658
5.75%, 02/15/47	613	647,564
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(h)	6,440	6,982,757
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	2,595	3,085,948
State of New York Urban Development Corp., RB, State Personal Income Tax, General Purpose, Series A, 4.00%, 03/15/46	6,617	7,458,159

		19,227,086

North Carolina — 0.9%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	2,550	2,987,147

Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	2,340	2,813,195

Rhode Island — 0.5%
Narragansett Bay Commission, Refunding RB, Wastewater System, Series A, 4.00%, 09/01/43	1,530	1,599,217

Texas — 3.2%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	2,520	2,773,940
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	3,400	3,623,278
Lower Colorado River Authority, Refunding RB, LCRA Transmission Services Corporation Project, 4.00%, 05/15/43	2,030	2,112,284
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	1,831	1,997,080

		10,506,582

70	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.0%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, The Medical College of Wisconsin, Inc., 4.00%, 12/01/46	$2,833	$3,051,179

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 24.3% (Cost — $74,199,095)		78,908,868

Total Investments — 155.0% (Cost — $465,916,334)		503,520,818

Other Assets Less Liabilities — 2.1%		6,704,042

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.0)%		(45,337,292)

VMTP Shares at Liquidation Value — (43.1)%		(140,000,000)

Net Assets Applicable to Common Shares — 100.0%		$324,887,568

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(h)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between November 15, 2019 to June 1, 2026, is $8,181,471. See Note 4 of the Notes to Financial Statements for details.

During the six months ended October 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 10/31/19	Value at 10/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	10,503,939	(10,503,939)	—	$—	$95,214	$(879)	$1,045

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Fund.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	25	12/19/19	$3,257	$19,299
Long U.S. Treasury Bond	90	12/19/19	14,524	131,522
5-Year U.S. Treasury Note	13	12/31/19	1,550	7,297

				$158,118

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$158,118	$—	$158,118

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (unaudited) (continued) October 31, 2019	BlackRock MuniVest Fund II, Inc. (MVT)

For the six months ended October 31, 2019, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$(2,419,675)	$—	$(2,419,675)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$277,841	$—	$277,841

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$22,811,672

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$503,520,818	$—	$503,520,818

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$158,118	$—	$—	$158,118

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(45,150,516)	$—	$(45,150,516)
VMTP Shares at Liquidation Value	—	(140,000,000)	—	(140,000,000)

	$—	$(185,150,516)	$—	$(185,150,516)

See notes to financial statements.

72	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities  (unaudited)

October 31, 2019

	MUA	MEN	MHD	MUH

ASSETS
Investments at value — unaffiliated(a)	$583,789,166	$589,408,657	$367,216,208	$287,859,575
Investments at value — affiliated(b)	1,305,841	5,712,056	129,980	383,582
Cash	—	—	—	—
Cash pledged for futures contracts	139,950	282,900	139,550	128,200
Receivables:
Investments sold	215,217	1,977,879	14,493	1,119,189
Dividends — affiliated	685	4,402	4,787	312
Interest — unaffiliated	9,435,664	6,851,279	5,082,276	3,764,605
Prepaid expenses	2,613	66,035	18,057	18,022

Total assets	594,889,136	604,303,208	372,605,351	293,273,485

ACCRUED LIABILITIES
Bank overdraft	—	—	—	431,025
Payables:
Investments purchased	1,675,000	5,098,714	—	—
Income dividend distributions — Common Shares	1,893,948	1,157,578	901,611	640,500
Interest expense and fees	396,178	385,874	202,726	231,502
Investment advisory fees	275,358	252,432	172,799	135,428
Directors’ and Officer’s fees	5,029	3,364	2,357	1,757
Other accrued expenses	158,123	124,083	112,841	99,153
Variation margin on futures contracts	90,780	184,538	90,001	82,890

Total accrued liabilities	4,494,416	7,206,583	1,482,335	1,622,255

OTHER LIABILITIES
TOB Trust Certificates	71,659,281	94,889,804	47,050,972	58,118,713
VRDP Shares, at liquidation value of $100,000 per share, net of deferred offering costs(c)(d)	—	142,332,149	—	—
VMTP Shares, at liquidation value of $100,000 per share(c)(d)	—	—	83,700,000	55,000,000

Total other liabilities	71,659,281	237,221,953	130,750,972	113,118,713

Total liabilities	76,153,697	244,428,536	132,233,307	114,740,968

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$518,735,439	$359,874,672	$240,372,044	$178,532,517

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(e)(f)(g)	$479,606,333	$311,656,850	$211,785,069	$155,975,320
Accumulated earnings	39,129,106	48,217,822	28,586,975	22,557,197

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$518,735,439	$359,874,672	$240,372,044	$178,532,517

Net asset value, offering and redemption price per share	$14.38	$12.12	$16.93	$15.75

(a) Investments at cost — unaffiliated	$546,748,845	$537,022,990	$336,154,287	$264,573,758
(b) Investments at cost — affiliated	$1,305,841	$5,712,044	$129,967	$383,582
(c) Preferred Shares outstanding, par value $0.10 per share	—	1,425	837	550
(d) Preferred Shares authorized	—	8,905	5,837	4,030
(e) Par value per Common Share	$0.10	$0.10	$0.10	$0.10
(f) Common Shares outstanding	36,075,208	29,681,476	14,198,606	11,336,282
(g) Common Shares authorized	200,000,000	199,991,095	199,994,163	199,995,970

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Assets and Liabilities  (unaudited) (continued)

October 31, 2019

	MUS	MUI	MVT

ASSETS
Investments at value — unaffiliated(a)	$295,482,297	$974,684,965	$503,520,818
Investments at value — affiliated(b)	59,849	—	—
Cash	106,374	—	—
Cash pledged for futures contracts	114,150	171,900	200,050
Receivables:
Investments sold	—	1,571,000	1,430,000
Dividends — affiliated	385	192	6,031
Interest — unaffiliated	3,988,946	13,284,529	7,141,229
Prepaid expenses	18,031	19,197	18,119

Total assets	299,770,032	989,731,783	512,316,247

ACCRUED LIABILITIES
Bank overdraft	—	185,660	423,346
Payables:
Investments purchased	3,828,919	651,905	—
Income dividend distributions — Common Shares	579,313	1,704,184	1,184,363
Interest expense and fees	128,692	321,200	186,776
Investment advisory fees	129,674	459,662	215,849
Directors’ and Officer’s fees	1,778	347,076	3,136
Other accrued expenses	98,885	234,194	135,866
Variation margin on futures contracts	75,866	120,601	128,827

Total accrued liabilities	4,843,127	4,024,482	2,278,163

OTHER LIABILITIES
TOB Trust Certificates	27,542,144	92,611,847	45,150,516
VMTP Shares, at liquidation value of $100,000 per share(c)(d)	87,000,000	287,100,000	140,000,000

Total other liabilities	114,542,144	379,711,847	185,150,516

Total liabilities	119,385,271	383,736,329	187,428,679

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$180,384,761	$605,995,454	$324,887,568

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS CONSIST OF
Paid-in capital(e)(f)(g)	$168,134,858	$543,452,920	$289,962,085
Accumulated earnings	12,249,903	62,542,534	34,925,483

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS	$180,384,761	$605,995,454	$324,887,568

Net asset value, offering and redemption price per share	$13.86	$15.82	$15.22

(a) Investments at cost — unaffiliated	$275,027,490	$911,376,616	$465,916,334
(b) Investments at cost — affiliated	$59,849	$—	$—
(c) Preferred Shares outstanding, par value $0.10 per share	870	2,871	1,400
(d) Preferred Shares authorized	6,230	15,671	8,400
(e) Par value per Common Share	$0.10	$0.10	$0.10
(f) Common Shares outstanding	13,018,276	38,296,266	21,339,875
(g) Common Shares authorized	199,993,770	199,984,329	199,991,600

See notes to financial statements.

74	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended October 31, 2019

	MUA	MEN	MHD	MUH

INVESTMENT INCOME
Interest — unaffiliated	$14,221,973	$11,654,477	$7,947,798	$6,130,586
Dividends — affiliated	6,751	22,161	69,292	3,815

Total investment income	14,228,724	11,676,638	8,017,090	6,134,401

EXPENSES
Investment advisory	1,627,622	1,482,965	1,032,308	792,595
Professional	48,452	58,653	42,717	36,963
Accounting services	47,145	47,319	33,293	27,848
Transfer agent	27,106	19,140	13,429	11,338
Directors and Officer	19,468	13,684	9,409	7,174
Registration	6,708	5,516	4,534	4,536
Printing	6,128	4,251	4,181	3,918
Custodian	4,729	5,206	3,434	3,714
Rating agency	—	23,235	23,226	23,221
Miscellaneous	20,774	14,324	10,337	10,660

Total expenses excluding interest expense, fees and amortization of offering costs	1,808,132	1,674,293	1,176,868	921,967
Interest expense, fees and amortization of offering costs(a)	752,655	2,553,595	1,555,397	1,235,655

Total expenses	2,560,787	4,227,888	2,732,265	2,157,622
Less fees waived and/or reimbursed by the Manager	(530)	(974)	(4,908)	(271)

Total expenses after fees waived and/or reimbursed	2,560,257	4,226,914	2,727,357	2,157,351

Net investment income	11,668,467	7,449,724	5,289,733	3,977,050

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	2,535,812	500,327	301,503	276,369
Investments — affiliated	438	656	(861)	170
Futures contracts	(1,890,370)	(2,932,765)	(1,660,447)	(1,391,766)

	645,880	(2,431,782)	(1,359,805)	(1,115,227)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	7,420,879	12,660,333	6,625,052	5,892,297
Investments — affiliated	—	12	698	—
Futures contracts	227,816	244,255	184,918	107,201

	7,648,695	12,904,600	6,810,668	5,999,498

Net realized and unrealized gain	8,294,575	10,472,818	5,450,863	4,884,271

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$19,963,042	$17,922,542	$10,740,596	$8,861,321

(a)	Related to TOB Trusts, VRDP Shares and/or VMTP Shares.

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Operations  (unaudited) (continued)

Six Months Ended October 31, 2019

	MUS	MUI	MVT

INVESTMENT INCOME
Interest — unaffiliated	$5,701,474	$18,013,889	$10,802,190
Dividends — affiliated	25,641	9,275	95,214

Total investment income	5,727,115	18,023,164	10,897,404

EXPENSES
Investment advisory	813,077	2,722,872	1,283,214
Professional	37,834	63,874	46,155
Accounting services	28,345	66,904	43,363
Transfer agent	11,549	22,666	15,882
Directors and Officer	7,232	36,643	12,463
Registration	4,544	7,134	4,513
Printing	3,835	5,200	4,446
Custodian	2,245	7,903	3,631
Rating agency	23,226	23,260	23,236
Miscellaneous	9,506	34,468	12,262

Total expenses excluding interest expense, fees and amortization of offering costs	941,393	2,990,924	1,449,165
Interest expense, fees and amortization of offering costs(a)	1,357,101	4,530,775	2,220,220

Total expenses	2,298,494	7,521,699	3,669,385
Less fees waived and/or reimbursed by the Manager	(49,029)	(678)	(6,689)

Total expenses after fees waived and/or reimbursed	2,249,465	7,521,021	3,662,696

Net investment income	3,477,650	10,502,143	7,234,708

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	443,345	1,571,327	328,266
Investments — affiliated	663	506	(879)
Futures contracts	(1,422,241)	(2,523,638)	(2,419,675)

	(978,233)	(951,805)	(2,092,288)

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	5,352,714	16,481,901	9,330,752
Investments — affiliated	—	343	1,045
Futures contracts	98,215	301,292	277,841

	5,450,929	16,783,536	9,609,638

Net realized and unrealized gain	4,472,696	15,831,731	7,517,350

NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS RESULTING FROM OPERATIONS	$7,950,346	$26,333,874	$14,752,058

(a)	Related to TOB Trusts, VRDP Shares and/or VMTP Shares.

See notes to financial statements.

76	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

	MUA		MEN
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$11,668,467	$24,002,582	$7,449,724	$15,890,070
Net realized gain (loss)	645,880	3,236,828	(2,431,782)	(1,651,220)
Net change in unrealized appreciation (depreciation)	7,648,695	1,300,114	12,904,600	11,680,425

Net increase in net assets applicable to Common Shareholders resulting from operations	19,963,042	28,539,524	17,922,542	25,919,275

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(11,502,734)	(23,709,465)	(7,242,280)	(17,010,899)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	630,506	344,118	—	—

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	9,090,814	5,174,177	10,680,262	8,908,376
Beginning of period	509,644,625	504,470,448	349,194,410	340,286,034

End of period	$518,735,439	$509,644,625	$359,874,672	$349,194,410

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	77

Statements of Changes in Net Assets  (continued)

	MHD			MUH
	Six Months Ended 10/31/19 (unaudited)		Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$5,289,733		$11,524,910	$3,977,050	$8,585,611
Net realized gain (loss)	(1,359,805)		(431,757)	(1,115,227)	32,922
Net change in unrealized appreciation (depreciation)	6,810,668		3,512,439	5,999,498	2,777,864

Net increase in net assets applicable to Common Shareholders resulting from operations	10,740,596		14,605,592	8,861,321	11,396,397

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(5,522,046	)(b)	(12,498,142)	(3,956,362)	(9,114,553)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	124,684		—	—	—

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	5,343,234		2,107,450	4,904,959	2,281,844
Beginning of period	235,028,810		232,921,360	173,627,558	171,345,714

End of period	$240,372,044		$235,028,810	$178,532,517	$173,627,558

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions may be deemed a return of capital or net realized gain at fiscal year end.

See notes to financial statements.

78	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets  (continued)

	MUS		MUI
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$3,477,650	$7,636,299	$10,502,143	$21,439,587
Net realized loss	(978,233)	(587,442)	(951,805)	(1,254,891)
Net change in unrealized appreciation (depreciation)	5,450,929	3,114,599	16,783,536	19,684,274

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	7,950,346	10,163,456	26,333,874	39,868,970

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(3,475,880)	(8,071,331)	(10,225,103)	(21,750,977)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	4,474,466	2,092,125	16,108,771	18,117,993
Beginning of period	175,910,295	173,818,170	589,886,683	571,768,690

End of period	$180,384,761	$175,910,295	$605,995,454	$589,886,683

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

FINANCIAL STATEMENTS	79

Statements of Changes in Net Assets  (continued)

	MVT
	Six Months Ended 10/31/19 (unaudited)	Year Ended 04/30/19

INCREASE (DECREASE) IN NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS

OPERATIONS
Net investment income	$7,234,708	$15,853,019
Net realized gain (loss)	(2,092,288)	653,550
Net change in unrealized appreciation (depreciation)	9,609,638	3,413,824

Net increase in net assets applicable to Common Shareholders resulting from operations	14,752,058	19,920,393

DISTRIBUTIONS TO COMMON SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to Common Shareholders	(7,274,653)	(17,281,902)

CAPITAL SHARE TRANSACTIONS
Reinvestment of common distributions	235,604	274,917

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS
Total increase in net assets applicable to Common Shareholders	7,713,009	2,913,408
Beginning of period	317,174,559	314,261,151

End of period	$324,887,568	$317,174,559

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

80	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Cash Flows  (unaudited)

Six Months Ended October 31, 2019

	MUA	MEN	MHD	MUH

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$19,963,042	$17,922,542	$10,740,596	$8,861,321
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns	49,603,262	70,738,104	31,017,346	27,339,374
Purchases of long-term investments	(48,623,625)	(67,189,945)	(31,030,066)	(31,041,769)
Net proceeds from sales (purchases) of short-term securities	(537,939)	(5,130,880)	6,751,045	(329,462)
Amortization of premium and accretion of discount on investments and other fees	31,900	17,013	122,110	3,903
Net realized gain on investments	(2,536,250)	(500,983)	(300,642)	(276,539)
Net unrealized appreciation on investments	(7,420,879)	(12,660,345)	(6,625,750)	(5,892,297)

(Increase) Decrease in Assets:
Receivables:
Dividends — affiliated	680	(2,959)	4,859	1,009
Interest — unaffiliated	199,470	214,836	212,994	8,586
Prepaid expenses	10,131	5,043	3,335	2,906

Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	13,226	14,736	5,754	8,876
Interest expense and fees	(45,860)	(67,631)	(50,460)	(22,151)
Directors’ and Officer’s fees	833	503	341	250
Variation margin on futures contracts	20,311	61,146	31,274	29,202
Other accrued expenses	(40,698)	(71,463)	(39,830)	(35,457)

Net cash provided by (used for) operating activities	10,637,604	3,349,717	10,842,906	(1,342,248)

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(10,942,042)	(7,390,687)	(5,453,658)	(4,013,043)
Repayments of Loan for TOB Trust Certificates	—	(83,699)	—	—
Repayments of TOB Trust Certificates	—	(11,192,807)	(5,622,993)	(4,033,616)
Proceeds from TOB Trust Certificates	—	14,733,983	—	8,743,828
Proceeds from Loan for TOB Trust Certificates	—	83,699	—	—
Increase in bank overdraft	—	—	—	431,025
Amortization of deferred offering costs	—	5,028	—	—

Net cash provided by (used for) financing activities	(10,942,042)	(3,844,483)	(11,076,651)	1,128,194

CASH
Net decrease in restricted and unrestricted cash	(304,438)	(494,766)	(233,745)	(214,054)
Restricted and unrestricted cash at beginning of period	444,388	777,666	373,295	342,254

Restricted and unrestricted cash at end of period	$139,950	$282,900	$139,550	$128,200

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$798,515	$2,616,198	$1,605,857	$1,257,806

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to Common Shareholders	$630,506	$—	$124,684	$—

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$—	$—	$—	$—
Cash pledged:
Futures contracts	139,950	282,900	139,550	128,200

	$139,950	$282,900	$139,550	$128,200

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$84,438	$147,766	$71,745	$66,054
Cash pledged:
Futures contracts	359,950	629,900	301,550	276,200

	$444,388	$777,666	$373,295	$342,254

See notes to financial statements.

FINANCIAL STATEMENTS	81

Statements of Cash Flows  (unaudited) (continued)

Six Months Ended October 31, 2019

	MUS	MUI	MVT

CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES
Net increase in net assets resulting from operations	$7,950,346	$26,333,874	$14,752,058
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments and principal paydowns	37,491,122	103,913,446	34,261,532
Purchases of long-term investments	(43,234,593)	(108,799,208)	(41,432,604)
Net proceeds from sales (purchases) of short-term securities	2,396,043	3,436,881	10,505,156
Amortization of premium and accretion of discount on investments and other fees	834,210	3,382,519	537,355
Net realized gain on investments	(444,008)	(1,571,833)	(327,387)
Net unrealized appreciation on investments	(5,352,714)	(16,482,244)	(9,331,797)

(Increase) Decrease in Assets:
Receivables:
Dividends — affiliated	3,082	9,638	8,117
Interest — unaffiliated	103,742	139,393	240,679
Prepaid expenses	2,932	8,307	3,856

Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	8,180	22,516	9,568
Interest expense and fees	32,537	(51,955)	(40,435)
Directors’ and Officer’s fees	240	21,094	479
Variation margin on futures contracts	30,022	3,369	42,701
Other accrued expenses	(37,260)	(56,154)	(43,613)

Net cash provided by (used for) operating activities	(216,119)	10,309,643	9,185,665

CASH PROVIDED BY (USED FOR) FINANCING ACTIVITIES
Cash dividends paid to Common Shareholders	(3,475,880)	(10,225,103)	(7,123,483)
Repayments of Loan for TOB Trust Certificates	—	—	—
Repayments of TOB Trust Certificates	(3,168,547)	(808,904)	(2,831,497)
Proceeds from TOB Trust Certificates	6,793,071	—	—
Proceeds from Loan for TOB Trust Certificates	—	—	—
Increase in bank overdraft	—	185,660	423,346
Amortization of deferred offering costs	—	—	—

Net cash provided by (used for) financing activities	148,644	(10,848,347)	(9,531,634)

CASH
Net decrease in restricted and unrestricted cash	(67,475)	(538,704)	(345,969)
Restricted and unrestricted cash at beginning of period	287,999	710,604	546,019

Restricted and unrestricted cash at end of period	$220,524	$171,900	$200,050

SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Cash paid during the period for interest expense	$1,324,564	$4,582,730	$2,260,655

NON-CASH FINANCING ACTIVITIES
Capital shares issued in reinvestment of distributions paid to Common Shareholders	$—	$—	$235,604

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$106,374	$—	$—
Cash pledged:
Futures contracts	114,150	171,900	200,050

	$220,524	$171,900	$200,050

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE BEGINNING OF PERIOD TO THE STATEMENTS OF ASSETS AND LIABILITIES
Cash	$54,849	$125,704	$104,969
Cash pledged:
Futures contracts	233,150	584,900	441,050

	$287,999	$710,604	$546,019

See notes to financial statements.

82	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	MUA
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$14.14		$14.01	$14.07	$14.45	$14.12	$13.56

Net investment income(a)	0.32		0.67	0.68	0.70	0.72	0.73
Net realized and unrealized gain (loss)	0.24		0.12	(0.06)	(0.38)	0.35	0.59

Net increase from investment operations	0.56		0.79	0.62	0.32	1.07	1.32

Distributions to Common Shareholders from net investment income(b)	(0.32)		(0.66)	(0.68)	(0.70)	(0.74)	(0.76)

Net asset value, end of period	$14.38		$14.14	$14.01	$14.07	$14.45	$14.12

Market price, end of period	$15.49		$14.98	$13.21	$14.82	$14.74	$14.22

Total Return Applicable to Common Shareholders(c)
Based on net asset value	3.91	%(d)	5.97%	4.47%	2.23%	7.90%	10.11%

Based on market price	5.65	%(d)	19.07%	(6.48)%	5.56%	9.30%	17.02%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	0.99	%(e)	1.01%	0.93%	0.87%	0.81%	0.82%

Total expenses after fees waived and paid indirectly	0.99	%(e)	1.01%	0.93%	0.87%	0.81%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.70	%(e)	0.70%	0.69%	0.69%	0.70%	0.71%

Net investment income to Common Shareholders	4.49	%(e)	4.77%	4.83%	4.93%	5.09%	5.24%

Supplemental Data
Net assets, end of period (000)	$518,735		$509,645	$504,470	$505,306	$517,697	$505,341

Borrowings outstanding, end of period (000)	$71,659		$71,659	$71,925	$67,507	$66,087	$61,066

Portfolio turnover rate	8%		19%	15%	11%	18%	22%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense and fees relate to TOB Trusts. See Note 4 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MEN
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019		2018	2017	2016	2015

Net asset value, beginning of period	$11.76		$11.46		$11.77	$12.52	$12.27	$11.94

Net investment income(a)	0.25		0.54		0.59	0.65	0.70	0.71
Net realized and unrealized gain (loss)	0.35		0.33		(0.26)	(0.72)	0.28	0.35

Net increase (decrease) from investment operations	0.60		0.87		0.33	(0.07)	0.98	1.06

Distributions to Common Shareholders(b)
From net investment income	(0.24)		(0.57)		(0.64)	(0.68)	(0.73)	(0.73)
From net realized gain	—		(0.00	)(c)	—	—	—	—

Total distributions to Common Shareholders	(0.24)		(0.57)		(0.64)	(0.68)	(0.73)	(0.73)

Net asset value, end of period	$12.12		$11.76		$11.46	$11.77	$12.52	$12.27

Market price, end of period	$11.16		$10.71		$10.48	$11.69	$12.55	$11.67

Total Return Applicable to Common Shareholders(d)
Based on net asset value	5.32	%(e)	8.43%		2.93%	(0.51)%	8.50%	9.49%

Based on market price	6.49	%(e)	7.98%		(5.23)%	(1.42)%	14.35%	10.33%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.35	%(f)	2.52%		2.06%	1.73%	1.44%	1.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.35	%(f)	2.52%		2.06%	1.73%	1.44%	1.43%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(g)	0.93	%(f)	0.94%		0.92%	0.89%	0.90%	0.91%

Net investment income to Common Shareholders	4.14	%(f)	4.68%		4.97%	5.29%	5.71%	5.76%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$359,875		$349,194		$340,286	$349,037	$370,342	$362,703

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$142,500		$142,500		$142,500	$142,500	$142,500	$142,500

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$352,544		$345,049		$338,797	$344,938	$359,889	$354,528

Borrowings outstanding, end of period (000)	$94,890		$91,349		$87,395	$70,823	$67,160	$76,094

Portfolio turnover rate	12%		22%		21%	12%	10%	12%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Aggregate total return.
(f)	Annualized.
(g)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

84	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MHD
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$16.56		$16.41	$16.85	$17.95	$17.59	$16.85

Net investment income(a)	0.37		0.81	0.88	0.95	1.00	1.03
Net realized and unrealized gain (loss)	0.39		0.22	(0.39)	(1.07)	0.42	0.77

Net increase (decrease) from investment operations	0.76		1.03	0.49	(0.12)	1.42	1.80

Distributions to Common Shareholders(b)
From net investment income	(0.39	)(c)	(0.83)	(0.92)	(0.98)	(1.06)	(1.06)
From net realized gain	—		(0.05)	(0.01)	—	—	—

Total distributions to Common Shareholders	(0.39)		(0.88)	(0.93)	(0.98)	(1.06)	(1.06)

Net asset value, end of period	$16.93		$16.56	$16.41	$16.85	$17.95	$17.59

Market price, end of period	$16.26		$15.92	$14.98	$16.65	$18.14	$17.25

Total Return Applicable to Common Shareholders(d)
Based on net asset value	4.65	%(e)	6.84%	3.07%	(0.67)%	8.65%	11.22%

Based on market price	4.54	%(e)	12.51%	(4.79)%	(2.87)%	11.91%	14.80%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.26	%(f)	2.47%	2.16%	1.87%	1.53%	1.50%

Total expenses after fees waived and paid indirectly	2.26	%(f)	2.47%	2.16%	1.87%	1.53%	1.50%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(g)	0.97	%(f)	1.00%	1.01%	0.99%	0.99%	0.99%

Net investment income to Common Shareholders	4.38	%(f)	4.98%	5.19%	5.42%	5.75%	5.86%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$240,372		$235,029	$232,921	$238,684	$253,864	$248,646

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$83,700		$83,700	$83,700	$83,700	$83,700	$83,700

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$387,183		$380,799	$378,281	$385,166	$403,302	$397,068

Borrowings outstanding, end of period (000)	$47,051		$52,674	$63,166	$62,233	$60,289	$56,784

Portfolio turnover rate	9%		17%	12%	9%	7%	11%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year end.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Aggregate total return.
(f)	Annualized.
(g)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MUH
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$15.32		$15.11	$15.52	$16.51	$16.21	$15.61

Net investment income(a)	0.35		0.76	0.80	0.86	0.91	0.93
Net realized and unrealized gain (loss)	0.43		0.25	(0.35)	(0.95)	0.33	0.64

Net increase (decrease) from investment operations	0.78		1.01	0.45	(0.09)	1.24	1.57

Distributions to Common Shareholders(b)
From net investment income	(0.35)		(0.75)	(0.85)	(0.90)	(0.94)	(0.97)
From net realized gain	—		(0.05)	(0.01)	—	—	—

Total distributions to Common Shareholders	(0.35)		(0.80)	(0.86)	(0.90)	(0.94)	(0.97)

Net asset value, end of period	$15.75		$15.32	$15.11	$15.52	$16.51	$16.21

Market price, end of period	$14.72		$15.05	$13.75	$15.59	$16.23	$15.28

Total Return Applicable to Common Shareholders(c)
Based on net asset value	5.20	%(d)	7.46%	3.09%	(0.52)%	8.25%	10.64%

Based on market price	0.09	%(d)	16.00%	(6.61)%	1.65%	12.90%	9.71%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.41	%(e)	2.58%	2.12%	1.83%	1.50%	1.48%

Total expenses after fees waived and paid indirectly	2.41	%(e)	2.58%	2.12%	1.83%	1.50%	1.48%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	1.03	%(e)	1.05%	1.02%	1.00%	1.00%	1.00%

Net investment income to Common Shareholders	4.44	%(e)	5.05%	5.16%	5.37%	5.66%	5.76%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$178,533		$173,628	$171,346	$175,637	$186,553	$183,214

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$55,000		$55,000	$55,000	$55,000	$55,000	$55,000

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$424,605		$415,686	$411,538	$419,340	$439,188	$433,117

Borrowings outstanding, end of period (000)	$58,119		$53,409	$54,100	$47,507	$46,103	$43,568

Portfolio turnover rate	10%		30%	16%	10%	7%	11%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

86	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MUS
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$13.51		$13.35	$13.95	$14.84	$14.57	$14.18

Net investment income(a)	0.27		0.59	0.70	0.75	0.80	0.80
Net realized and unrealized gain (loss)	0.35		0.19	(0.54)	(0.84)	0.28	0.40

Net increase (decrease) from investment operations	0.62		0.78	0.16	(0.09)	1.08	1.20

Distributions to Common Shareholders from net investment income(b)	(0.27)		(0.62)	(0.76)	(0.80)	(0.81)	(0.81)

Net asset value, end of period	$13.86		$13.51	$13.35	$13.95	$14.84	$14.57

Market price, end of period	$12.55		$12.01	$12.40	$13.38	$14.31	$13.32

Total Return Applicable to Common Shareholders(c)
Based on net asset value	4.79	%(d)	6.59%	1.33%	(0.47)%	8.24%	9.20%

Based on market price	6.73	%(d)	2.02%	(1.88)%	(1.00)%	14.09%	9.91%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.54	%(e)	2.60%	2.30%	1.95%	1.60%	1.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.49	%(e)	2.54%	2.24%	1.91%	1.58%	1.57%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.99	%(e)	0.98%	0.99%	0.98%	0.99%	0.99%

Net investment income to Common Shareholders	3.84	%(e)	4.43%	5.08%	5.22%	5.49%	5.49%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$180,385		$175,910	$173,818	$181,614	$193,110	$189,594

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$87,000		$87,000	$87,000	$87,000	$87,000	$87,000

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$307,339		$302,196	$299,791	$308,751	$321,966	$317,924

Borrowings outstanding, end of period (000)	$27,542		$23,918	$26,238	$29,150	$24,429	$21,937

Portfolio turnover rate	13%		27%	21%	18%	25%	11%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MUI
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019	2018		2017	2016	2015

Net asset value, beginning of period	$15.40		$14.93	$15.17		$16.16	$15.86	$15.64

Net investment income(a)	0.27		0.56	0.59		0.65	0.73	0.77
Net realized and unrealized gain (loss)	0.42		0.47	(0.23)		(0.83)	0.53	0.27

Net increase (decrease) from investment operations	0.69		1.03	0.36		(0.18)	1.26	1.04

Distributions to Common Shareholders(b)
From net investment income	(0.27)		(0.53)	(0.60)		(0.67)	(0.78)	(0.82)
From net realized gain	—		(0.03)	(0.00	)(c)	(0.14)	(0.18)	—

Total distributions to Common Shareholders	(0.27)		(0.56)	(0.60)		(0.81)	(0.96)	(0.82)

Net asset value, end of period	$15.82		$15.40	$14.93		$15.17	$16.16	$15.86

Market price, end of period	$14.19		$13.85	$13.01		$13.96	$15.19	$14.47

Total Return Applicable to Common Shareholders(d)
Based on net asset value	4.67	%(e)	7.68%	2.76%		(0.69)%	9.04%	7.27%

Based on market price	4.39	%(e)	11.13%	(2.69)%		(2.77)%	12.27%	5.20%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.47	%(f)	2.63%	2.17%		1.90%	1.57%	1.52%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.47	%(f)	2.63%	2.17%		1.89%	1.57%	1.52%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(g)	0.98	%(f)	1.01%	0.97%		0.96%	0.94%	0.96%

Net investment income to Common Shareholders	3.45	%(f)	3.73%	3.87%		4.12%	4.61%	4.82%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$605,995		$589,887	$571,769		$580,945	$618,971	$607,440

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$287,100		$287,100	$287,100		$287,100	$287,100	$287,100

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$311,075		$305,464	$299,153		$302,349	$315,594	$311,578

Borrowings outstanding, end of period (000)	$92,612		$93,421	$79,136		$58,337	$63,102	$52,932

Portfolio turnover rate	11%		24%	34%		12%	20%	18%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Amount is greater than $(0.005) per share.
(d)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(e)	Aggregate total return.
(f)	Annualized.
(g)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

88	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	MVT
	Six Months Ended 10/31/19 (unaudited)		Year Ended April 30,
			2019	2018	2017	2016	2015

Net asset value, beginning of period	$14.87		$14.75	$15.19	$16.17	$16.01	$15.45

Net investment income(a)	0.34		0.74	0.83	0.91	0.98	0.99
Net realized and unrealized gain (loss)	0.35		0.20	(0.41)	(0.95)	0.18	0.61

Net increase (decrease) from investment operations	0.69		0.94	0.42	(0.04)	1.16	1.60

Distributions to Common Shareholders(b)
From net investment income	(0.34)		(0.76)	(0.86)	(0.94)	(1.00)	(1.04)
From net realized gain	—		(0.06)	—	—	—	—

Total distributions to Common Shareholders	(0.34)		(0.82)	(0.86)	(0.94)	(1.00)	(1.04)

Net asset value, end of period	$15.22		$14.87	$14.75	$15.19	$16.17	$16.01

Market price, end of period	$14.45		$14.29	$14.05	$15.45	$17.38	$16.26

Total Return Applicable to Common Shareholders(c)
Based on net asset value	4.72	%(d)	6.83%	2.79%	(0.34)%	7.61%	10.65%

Based on market price	3.46	%(d)	7.78%	(3.74)%	(5.68)%	13.88%	14.52%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.25	%(e)	2.45%	2.11%	1.88%	1.52%	1.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	2.25	%(e)	2.45%	2.11%	1.87%	1.52%	1.50%

Total expenses after fees waived and/or reimbursed and paid indirectly and excluding interest expense, fees and amortization of offering costs(f)	0.88	%(e)	0.91%	0.91%	0.92%	0.92%	0.92%

Net investment income to Common Shareholders	4.44	%(e)	5.09%	5.44%	5.78%	6.15%	6.17%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$324,888		$317,175	$314,261	$321,939	$340,753	$336,320

VMTP Shares outstanding at $100,000 liquidation value, end of period (000)	$140,000		$140,000	$140,000	$140,000	$140,000	$140,000

Asset coverage per VMTP Shares at $100,000 liquidation value, end of period	$332,063		$326,553	$324,472	$329,956	$343,395	$340,229

Borrowings outstanding, end of period (000)	$45,151		$47,982	$61,343	$60,575	$69,195	$66,439

Portfolio turnover rate	7%		25%	11%	9%	6%	10%

(a)	Based on average Common Shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions at actual reinvestment prices.

(d)	Aggregate total return.
(e)	Annualized.
(f)	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VMTP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	89

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually as a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock MuniAssets Fund, Inc.	MUA	Maryland	Diversified
BlackRock MuniEnhanced Fund, Inc.	MEN	Maryland	Diversified
BlackRock MuniHoldings Fund, Inc.	MHD	Maryland	Diversified
BlackRock MuniHoldings Fund II, Inc.	MUH	Maryland	Diversified
BlackRock MuniHoldings Quality Fund, Inc.	MUS	Maryland	Diversified
BlackRock Muni Intermediate Duration Fund, Inc.	MUI	Maryland	Diversified
BlackRock MuniVest Fund II, Inc.	MVT	Maryland	Diversified

The Boards of Directors of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board”, and the directors thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the net asset values (“NAVs”) of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end non-index fixed-income mutual funds and all BlackRock-advised closed-end funds referred to as the BlackRock Fixed-Income Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Directors of the Funds (the “Board”), the directors who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Directors”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities are included in the Directors’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standards: The Funds have adopted Financial Accounting Standards Board Accounting Standards Update 2017-08 to amend the amortization period for certain purchased callable debt securities held at a premium. Under the new standard, the Funds have changed the amortization period for the premium on certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Funds applied the amendments on a modified retrospective basis beginning with the fiscal period ended October 31, 2019. The adjusted cost basis of securities at April 30, 2019 are as follows:

MUA	$545,683,936
MEN	538,145,340
MHD	342,848,540
MUH	261,762,036
MUS	269,356,424
MUI	911,482,516
MVT	470,370,386

90	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on accumulated earnings (loss) or the net asset value of the Funds.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments, When-Issued and Delayed Delivery Securities: Certain funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A fund

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements  (unaudited) (continued)

may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a fund may be required to pay more at settlement than the security is worth. In addition, a fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain funds leverage their assets through the use of “TOB Trust” transactions. The funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a fund provide the fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which a fund has contributed bonds. If multiple BlackRock-advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates are remarketed by a Remarketing Agent. In the event of a failed remarketing, the TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on number of days the loan is outstanding.

The TOB Trust may be collapsed without the consent of a fund, upon the occurrence of a termination event as defined in the TOB Trust agreement. Upon the occurrence of a termination event, a TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. Upon certain termination events, TOB Trust Certificates holders will be paid before the TOB Residuals holders (i.e., the Funds) whereas in other termination events, TOB Trust Certificates holders and TOB Residuals holders will be paid pro rata.

While a fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they restrict the ability of a fund to borrow money for purposes of making investments. The funds’ management believes that a fund’s restrictions on borrowings do not apply to the funds’ TOB Trust transactions. Each fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a fund. A fund typically invests the cash received in additional municipal bonds.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations. Amounts recorded within interest expense, fees and amortization of offering costs in the Statements of Operations are:

	Interest Expense	Liquidity Fees	Other Expense	Total
MUA	$548,330	$148,959	$55,366	$752,655
MEN	685,434	191,973	61,497	938,904
MHD	375,824	105,374	35,689	516,887
MUH	402,842	113,096	37,304	553,242
MUS	202,547	54,696	20,403	277,646
MUI	700,401	213,807	54,364	968,572
MVT	351,670	97,446	34,049	483,165

For the six months ended October 31, 2019, the following table is a summary of each fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts	Liability for TOB Trust Certificates	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MUA	$120,605,149	$71,659,281	1.14% — 1.32%	$71,659,281	2.09%
MEN	164,814,558	94,889,804	1.12% — 1.44%	89,382,672	2.09
MHD	80,604,645	47,050,972	1.10% — 1.30%	49,713,554	2.07

92	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

	Underlying Municipal Bonds Transferred to TOB Trusts	Liability for TOB Trust Certificates	Range of Interest Rates on TOB Trust Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MUH	$99,154,172	$58,118,713	1.10% — 1.30%	$53,793,730	2.05%
MUS	52,654,448	27,542,144	1.12% — 1.30%	27,133,702	2.04
MUI	159,579,260	92,611,847	1.12% — 1.22%	92,906,744	2.07
MVT	78,908,868	45,150,516	1.12% — 1.30%	46,466,331	2.07

(a)

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB Trust transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

(b)

TOB Trusts may be structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility to allow the TOB Trust to repurchase TOB Trust Certificates. The Liquidity Provider will be reimbursed from the liquidation of bonds held in the TOB Trust. If a fund invests in a TOB Trust on a recourse basis, a fund enters into a reimbursement agreement with the Liquidity Provider where a fund is required to reimburse the Liquidity Provider for any shortfall between the amount paid by the Liquidity Provider and proceeds received from liquidation of municipal bonds held in the TOB Trust (the “Liquidation Shortfall”). As a result, if a fund invests in a recourse TOB Trust, the fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a fund at October 31, 2019, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a fund at October 31, 2019.

For the six months ended October 31, 2019, the following table is a summary of each Fund’s Loan for TOB Trust Certificates:

	Loans Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loans Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
MEN	$—	—%	$455	0.71%

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each Fund, except MUI, pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	MUA	MEN	MHD	MUH	MUS	MVT
Investment advisory fees	0.55%	0.50%	0.55%	0.55%	0.55%	0.50%

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements  (unaudited) (continued)

For such services, MUI pays the Manager a monthly fee of 0.55% of (i) the average daily value of MUI’s net assets and (ii) the proceeds of any outstanding debt securities and borrowings used for leverage.

For purposes of calculating these fees, “net assets” mean the total assets of the Fund minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). It is understood that the liquidation preference of any outstanding preferred shares (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.

Waiver: The Manager, for MUS, voluntarily agreed to waive its investment advisory fee on the proceeds of the Preferred Shares and TOB Trusts that exceed 35% of total assets minus the sum of its accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of any outstanding preferred shares). The voluntary waiver may be reduced or discontinued at any time without notice. This amount is included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2019 the waiver was $47,222.

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended October 31, 2019, the amounts waived were as follows:

	MUA	MEN	MHD	MUH	MUS	MUI	MVT
Amounts waived	$530	$974	$4,908	$271	$1,807	$678	$6,689

The Manager contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2020. The agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Funds’ Independent Directors. For the six months ended October 31, 2019, there were no fees waived by the Manager pursuant to this arrangement.

Directors and Officers: Certain directors and/or officers of the Funds are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Directors and Officer in the Statements of Operations.

7.	PURCHASES AND SALES

For the six months ended October 31, 2019, purchases and sales of investments, excluding short-term securities, were as follows:

	MUA	MEN	MHD	MUH	MUS	MUI	MVT
Purchases	$48,364,024	$71,690,827	$31,030,066	$31,041,769	$45,327,200	$109,451,113	$41,432,604
Sales	49,035,564	72,715,983	31,021,839	28,448,563	36,810,040	104,309,446	35,171,532

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended April 30, 2019. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2019, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of April 30, 2019, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

MUS	MUI
$7,833,477	$1,809,176

As of October 31, 2019, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:

	MUA	MEN	MHD	MUH	MUS	MUI	MVT
Tax cost	$475,484,756	$448,373,351	$289,253,631	$205,914,168	$247,493,231	$818,868,800	$420,839,953

Gross unrealized appreciation	$45,744,085	$52,608,711	$31,514,809	$24,374,484	$20,546,211	$63,504,772	$37,969,260
Gross unrealized depreciation	(7,667,142)	(723,142)	(367,578)	(148,594)	(2,143)	(246,242)	(280,793)

Net unrealized appreciation	$38,076,943	$51,885,569	$31,147,231	$24,225,890	$20,544,068	$63,258,530	$37,688,467

94	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

9.	PRINCIPAL RISKS

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

A Fund structures and “sponsors” the TOB Trusts in which it holds TOB Residuals and has certain duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

Should short-term interest rates rise, the Funds’ investments in the TOB Trusts may adversely affect the Funds’ net investment income and dividends to shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The U.S. Securities and Exchange Commission (“SEC”) and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”). The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trusts constitute an important component of the municipal bond market. Any modifications or changes to rules governing TOB Trusts may adversely impact the municipal market and the Funds, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. The ultimate impact of any potential modifications on the TOB Trust market and the overall municipal market is not yet certain.

Each Fund may invest without limitation in illiquid or less liquid investments or investments in which no secondary market is readily available or which are otherwise illiquid, including private placement securities. A Fund may not be able to readily dispose of such investments at prices that approximate those at which the Fund could sell such investments if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise funds to meet its obligations. Limited liquidity can also affect the market price of investments, thereby adversely affecting a Fund’s net asset value and ability to make dividend distributions. Privately issued debt securities are often of below investment grade quality, frequently are unrated and present many of the same risks as investing in below investment grade public debt securities.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: As of period end, MEN, MHD, MUS and MUI invested a significant portion of their assets in securities in the transportation sector. Changes in economic conditions affecting such sector would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements  (unaudited) (continued)

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10.	CAPITAL SHARE TRANSACTIONS

Each Fund is authorized to issue 200 million shares, all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each of MEN’s, MHD’s, MUH’s, MUS’s, MUI’s and MVT’s Preferred Shares outstanding is $0.10. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without the approval of Common Shareholders.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	MUA	MHD	MVT
Six Months Ended October 31, 2019	42,870	7,396	15,552
Year Ended April 30, 2019	24,627	—	18,940

For the six months ended October 31, 2019 and the year ended April 30, 2019, shares issued and outstanding remained constant for MEN, MUH, MUS and MUI.

On November 15, 2018, the Board authorized the Funds to participate in an open market share repurchase program (the “Repurchase Program”). Under the Repurchase Program, each Fund may repurchase up to 5% of its outstanding common shares through November 30, 2019, based on common shares outstanding as of the close of business on November 30, 2018, subject to certain conditions. There is no assurance that the Funds will purchase shares in any particular amounts. For the six months ended October 31, 2019, the Funds did not repurchase any shares.

On September 5, 2019, each Fund announced a continuation of its Repurchase Program. Commencing on December 1, 2019, each Fund may repurchase through November 30, 2020, up to 5% of its common shares outstanding as of the close of business on November 30, 2019, subject to certain conditions. There is no assurance that the Funds will purchase shares in any particular amounts.

Preferred Shares

A Fund’s Preferred Shares rank prior to its Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of the Fund. The 1940 Act prohibits the declaration of any dividend on Common Shares or the repurchase of Common Shares if the Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with its Preferred Shares or repurchasing such shares if the Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

Holders of Preferred Shares have voting rights equal to the voting rights of holders of Common Shares (one vote per share) and vote together with holders of Common Shares (one vote per share) as a single class on certain matters. Holders of Preferred Shares, voting as a separate class, are also entitled to (i) elect two members of the Board, (ii) elect the full Board if dividends on the Preferred Shares are not paid for a period of two years and (iii) a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MEN (for purposes of this section, a “VRDP Fund”) has issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended (the “Securities Act”). The VRDP Shares include a liquidity feature and may be subject to a special rate period. As of period end, the VRDP Shares outstanding were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MEN	05/19/11	1,425	$142,500,0000	06/01/41

Redemption Terms: A VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, a VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, a VRDP Fund is required to redeem certain of its outstanding VRDP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of a VRDP Fund. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: VRDP Shares are subject to a fee agreement between the VRDP Fund and the liquidity provider that requires a per annum liquidity fee and, in some cases, an upfront or initial commitment fee, payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations. As of period end, the fee agreement between the VRDP Fund and the liquidity provider is scheduled to expire on July 2, 2020 unless renewed or terminated in advance.

96	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The VRDP Shares are also subject to a purchase agreement in connection with the liquidity feature. In the event a purchase agreement is not renewed or is terminated in advance, and the VRDP Shares do not become subject to a purchase agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the purchase agreement. In the event of such mandatory purchase, a VRDP Fund is required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. There is no assurance that a VRDP Fund will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: A VRDP Fund may incur remarketing fees on the aggregate principal amount of all its VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), a VRDP Fund may incur nominal or no remarketing fees.

Ratings: As of period end, the VRDP Shares were assigned the following assigned ratings:

	Moody’s Long-Term Rating	Fitch Long-Term Rating
MEN	Aa1	AAA

Any short-term ratings on VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s and Fitch. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: A VRDP Fund may commence a “special rate period” with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. During a special rate period, short-term ratings on VRDP Shares are withdrawn. MEN’s special rate period has commenced on June 21, 2012 and has a current expiration day of July 2, 2020.

Prior to the expiration date, the VRDP Fund and the VRDP Shares holder may mutually agree to extend the special rate period. If a special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

During the special rate period: (i) the liquidity and fee agreements remain in effect, (ii) VRDP Shares remain subject to mandatory redemption by the VRDP Fund on the maturity date, (iii) VRDP Shares will not be remarketed or subject to optional or mandatory tender events, (iv) the VRDP Fund is required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period, (v) the VRDP Fund will pay dividends monthly based on the sum of an agreed upon reference rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares and (vi) the VRDP Fund will pay nominal or no fees to the liquidity provider and remarketing agent.

If a VRDP Fund redeems its VRDP Shares prior to end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Dividends: Except during the Special Rate Period as described above, dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed.

For the six months ended October 31, 2019, the annualized dividend rate for the VRDP Shares was 2.24%.

For the six months ended October 31, 2019, VRDP Shares issued and outstanding of MEN remained constant.

VMTP Shares

MHD, MUH, MUS, MUI and MVT (for purposes of this section, a “VMTP Fund”) have issued Series W-7 VMTP Shares, $100,000 liquidation preference per share, in one or more privately negotiated offerings to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act. The VMTP Shares are subject to certain restrictions on transfer, and a VMTP Fund may also be required to register its VMTP Shares for sale under the Securities Act under certain circumstances. As of period end, the VMTP Shares outstanding and assigned long-term ratings were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Term Redemption Date	Moody’s	Fitch
MHD	12/16/11	837	$83,700,000	07/02/20	Aa1	AAA
MUH	12/16/11	550	55,000,000	07/02/20	Aa1	AAA
MUS	12/16/11	870	87,000,000	07/02/20	Aa1	AAA
MUI	12/07/12	2,871	287,100,000	07/02/20	Aa2	AAA
MVT	12/16/11	1,400	140,000,000	07/02/20	Aa1	AAA

Redemption Terms: A VMTP Fund is required to redeem its VMTP Shares on the term redemption date, unless earlier redeemed or repurchased or unless extended. There is no assurance that a term will be extended further or that any VMTP Shares will be replaced with any other preferred shares or other form of leverage upon the

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements  (unaudited) (continued)

redemption or repurchase of the VMTP Shares. Six months prior to the term redemption date, a VMTP Fund is required to begin to segregate liquid assets with its custodian to fund the redemption. In addition, a VMTP Fund is required to redeem certain of its outstanding VMTP Shares if it fails to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, VMTP Shares may be redeemed, in whole or in part, at any time at the option of the VMTP Fund. The redemption price per VMTP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends and applicable redemption premium. If a VMTP Fund redeems its VMTP Shares prior to the term redemption date and the VMTP Shares have long-term ratings above A1/A+ or its equivalent by the ratings agencies then rating the VMTP Shares, then such redemption may be subject to a prescribed redemption premium (up to 3% of the liquidation preference) payable to the holder of the VMTP Shares based on the time remaining until the term redemption date, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

Dividends: Dividends on the VMTP Shares are declared daily and payable monthly at a variable rate set weekly at a fixed rate spread to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index or to a percentage of the one-month LIBOR rate, as set forth in the VMTP Shares governing instrument. The fixed spread is determined based on the long-term preferred share rating assigned to the VMTP Shares by the ratings agencies then rating the VMTP Shares.

The dividend rate on VMTP Shares is subject to a step-up spread if the VMTP Fund fails to comply with certain provisions, including, among other things, the timely payment of dividends, redemptions or gross-up payments, and complying with certain asset coverage and leverage requirements.

For the six months ended October 31, 2019, the average annualized dividend rates for the VMTP Shares were as follows:

	MHD	MUH	MUS	MUI	MVT
Rate	2.46%	2.46%	2.46%	2.46%	2.46%

For the six months ended October 31, 2019, VMTP Shares issued and outstanding of each Fund remained constant.

Offering Costs: MEN, MHD, MUH, MUS, MUI and MVT incurred costs in connection with the issuance of VRDP and VMTP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP and VMTP Shares with the exception of any upfront fees paid by MEN to the liquidity provider which, if any, were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

On December 7, 2012, MUI issued VMTP Shares, the proceeds of which were used to redeem all of MUI’s then-outstanding VRDP Shares on December 21, 2012. MUI’s offering costs that were recorded as a deferred charge and amortized over the 30-year life of MUI’s VRDP Shares were accelerated and charged to expense immediately upon redemption of MUI’s VRDP Shares. Costs incurred in connection with the issuance of MUI’s VMTP Shares were recorded as a deferred charge and will be amortized over the life of the VMTP Shares.

Financial Reporting: The VRDP and VMTP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the VRDP and VMTP Shares, is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP and VMTP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP and VMTP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP and VMTP Shares are generally classified as tax-exempt income for tax-reporting purposes. Dividends and amortization of deferred offering costs on VRDP and VMTP Shares are included in interest expense, fees and amortization of offering costs in the Statements of Operations:

	Dividends Accrued	Deferred Offering Costs Amortization
MEN	$1,609,663	$5,028
MHD	1,038,510	—
MUH	682,413	—
MUS	1,079,455	—
MUI	3,562,203	—
MVT	1,737,055	—

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share				Preferred Shares (e)
	Paid (a)	Declared (b)	Declared (c)	Declared (d)	Shares	Series	Declared
MUA	$0.0525	$0.0525	$0.000300	$0.021287	—	—	$—
MEN	0.0390	0.0390	—	—	VRDP	W-7	223,823
MHD	0.0635	0.0605	—	—	VMTP	W-7	144,799
MUH	0.0565	0.0565	0.001690	—	VMTP	W-7	95,149
MUS	0.0445	0.0445	—	—	VMTP	W-7	150,508
MUI	0.0445	0.0445	—	—	VMTP	W-7	496,676
MVT	0.0555	0.0555	0.001286	—	VMTP	W-7	242,197

(a)	Net investment income dividend paid on December 2, 2019 to Common Shareholders of record on November 15, 2019.
(b)	Net investment income dividend declared on December 6, 2019, payable to Common Shareholders of record on December 16, 2019.
(c)	Net investment income special dividend declared amounts per share on December 6, 2019, payable to Common Shareholders of record on December 16, 2019.
(d)	Special long-term capital gain distribution declared amounts per share on December 6, 2019, payable to Common Shareholders of record on December 16, 2019.
(e)	Dividends declared for period November 1, 2019 to November 30, 2019.

98	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements

The Board of Directors (each, a “Board,” collectively, the “Boards,” and the members of which are referred to as “Board Members”) of BlackRock MuniAssets Fund, Inc. (“MUA”), BlackRock MuniEnhanced Fund, Inc. (“MEN”), BlackRock MuniHoldings Fund, Inc. (“MHD”), BlackRock MuniHoldings Fund II, Inc. (“MUH”), BlackRock MuniHoldings Quality Fund, Inc. (“MUS”), BlackRock Muni Intermediate Duration Fund, Inc. (“MUI”) and BlackRock MuniVest Fund II, Inc. (“MVT,” and together with MUA, MEN, MHD, MUH, MUS and MUI, the “Funds” and each, a “Fund”) met in person on May 1, 2019 (the “May Meeting”) and June 5-6, 2019 (the “June Meeting”) to consider the approval of each Fund’s investment advisory agreement (the “Advisory Agreements” or the “Agreements”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), each Fund’s investment advisor.

Activities and Composition of each Board

On the date of the June Meeting, each Board consisted of eleven individuals, nine of whom were not “interested persons” of each Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of each Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of each Board are Independent Board Members. Each Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Consistent with the requirements of the 1940 Act, each Board considers the continuation of the Agreements on an annual basis. Each Board has four quarterly meetings per year, each typically extending for two days, and additional in-person and telephonic meetings throughout the year, as needed. While each Board also has a fifth one-day meeting to consider specific information surrounding the renewal of the Agreements, each Board’s consideration entails a year-long deliberative process whereby each Board and its committees assess BlackRock’s services to each Fund. In particular, each Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management; accounting, administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of management.

During the year, each Board, acting directly and through its committees, considers information that is relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to each Board in response to specific questions from each Board. This additional information is discussed further below in the section titled “Board Considerations in Approving the Agreements.” Among the matters each Board considered were: (a) investment performance for one-year, three-year, five-year, ten-year, and/or since inception periods, as applicable, against peer funds, applicable benchmarks, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analyses of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) leverage management, as applicable; (c) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (d) Fund operating expenses and how BlackRock allocates expenses to each Fund; (e) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (f) BlackRock and each Fund’s adherence to applicable compliance policies and procedures; (g) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services; (h) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (i) BlackRock’s implementation of the proxy voting policies approved by each Board; (j) execution quality of portfolio transactions; (k) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (l) an analysis of management fees for products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (m) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; (n) periodic updates on BlackRock’s business; and (o) each Fund’s market discount/premium compared to peer funds.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the May Meeting, each Board requested and received materials specifically relating to the Agreements. The Independent Board Members are continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on Lipper classifications, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”), the investment performance of each Fund as compared with a peer group of funds (“Performance Peers”) and other metrics, as applicable; (b) information on the composition of the Expense Peers and Performance Peers, and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, closed-end funds, and open-end funds, under similar investment mandates, as applicable; (e) review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund; (g) a summary of aggregate amounts paid by each Fund to BlackRock; and (h) various additional information requested by each Board as appropriate regarding BlackRock’s and each Fund’s operations.

At the May Meeting, each Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May Meeting, and as a culmination of each Board’s year-long deliberative process, each Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the June Meeting. Topics covered included: (a) the methodology for measuring estimated fund profitability; (b) fund expenses and potential fee waivers; (c) differences in services provided and management fees between closed-end funds and other product channels; and (d) BlackRock’s option overwrite strategy.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS	99

Disclosure of Investment Advisory Agreements  (continued)

At the June Meeting, each Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared with Performance Peers and other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to Expense Peers; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and (g) other factors deemed relevant by the Board Members.

Each Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. Each Board noted the willingness of BlackRock personnel to engage in open, candid discussions with each Board. Each Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: Each Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, each Board compared Fund performance to the performance of a comparable group of closed-end funds, relevant benchmarks, and performance metrics, as applicable. Each Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. Each Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance and each Fund’s investment objective, strategies and outlook.

Each Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. Each Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. Each Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to investment advisory services, each Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus and the statement of additional information in connection with the initial public offering and periodic shareholder reports; (ii) preparing communications with analysts to support secondary market trading of each Fund; (iii) oversight of daily accounting and pricing; (iv) responsibility for periodic filings with regulators and stock exchanges; (v) overseeing and coordinating the activities of other service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (vi) organizing Board meetings and preparing the materials for such Board meetings; (vii) providing legal and compliance support; (viii) furnishing analytical and other support to assist each Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain closed-end funds; and (ix) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, and shareholder call center and other services. Each Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal & compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of each Fund and BlackRock: Each Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the May Meeting, each Board was provided with reports independently prepared by Broadridge, which included a comprehensive analysis of each Fund’s performance as of December 31, 2018. The performance information is based on net asset value (NAV), and utilizes Lipper data. Lipper’s methodology calculates a fund’s total return assuming distributions are reinvested on the ex-date at a fund’s ex-date NAV. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, each Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers, a custom peer group of funds as defined by BlackRock (“Customized Peer Group”), and a composite measuring a blend of total return and yield (“Composite”). Each Board and its Performance Oversight Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, each Board focused particular attention on funds with less favorable performance records. Each Board also noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and the Performance Peer funds (for example, the investment objective(s) and investment strategies). Further, each Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. Each Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to affect long-term performance disproportionately.

The Board noted that for the one-, three- and five-year periods reported, MUA ranked first out of three funds, first out of three funds, and second out of three funds, respectively, against its Customized Peer Group Composite. The Board noted that BlackRock believes that the Customized Peer Group Composite is an appropriate performance metric for MUA, and that BlackRock has explained its rationale for this belief to the Board. The Board and BlackRock reviewed MUA’s underperformance during the applicable periods.

The Board noted that for each of the one-, three- and five-year periods reported, MEN ranked first out of two funds against its Customized Peer Group Composite. The Board noted that BlackRock believes that the Customized Peer Group Composite is an appropriate performance metric for MEN, and that BlackRock has explained its rationale for this belief to the Board.

100	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Disclosure of Investment Advisory Agreements  (continued)

The Board noted that for the one-, three- and five-year periods reported, MHD ranked in the first, second and first quartiles, respectively, against its Customized Peer Group Composite. The Board noted that BlackRock believes that the Customized Peer Group Composite is an appropriate performance metric for MHD, and that BlackRock has explained its rationale for this belief to the Board.

The Board noted that for the one-, three- and five-year periods reported, MUH ranked in the first, second and first quartiles, respectively, against its Customized Peer Group Composite. The Board noted that BlackRock believes that the Customized Peer Group Composite is an appropriate performance metric for MUH, and that BlackRock has explained its rationale for this belief to the Board.

The Board noted that for each of the one-, three- and five-year periods reported, MUS ranked first out of two funds against its Customized Peer Group Composite. The Board noted that BlackRock believes that the Customized Peer Group Composite is an appropriate performance metric for MUS, and that BlackRock has explained its rationale for this belief to the Board.

The Board noted that for each of the one-, three- and five-year periods reported, MUI ranked first out of two funds against its Customized Peer Group Composite. The Board noted that BlackRock believes that the Customized Peer Group Composite is an appropriate performance metric for MUI, and that BlackRock has explained its rationale for this belief to the Board.

The Board noted that for each of the one-, three- and five-year periods reported, MVT ranked in the first quartile against its Customized Peer Group Composite. The Board noted that BlackRock believes that the Customized Peer Group Composite is an appropriate performance metric for MVT, and that BlackRock has explained its rationale for this belief to the Board.

C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by BlackRock and its Affiliates from their Relationship with each Fund: Each Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. Each Board also compared each Fund’s total expense ratio, as well as its actual management fee rate as a percentage of total assets, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, excluding any investment related expenses. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. Each Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Each Board received and reviewed statements relating to BlackRock’s financial condition. Each Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. Each Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds each Board currently oversees for the year ended December 31, 2018 compared to available aggregate estimated profitability data provided for the prior two years. Each Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. Each Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. Each Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. Each Board thus recognized that calculating and comparing profitability at individual fund levels is difficult.

Each Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Each Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. Each Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, each Board considered the estimated cost of the services provided to each Fund by BlackRock, and BlackRock’s and its affiliates’ estimated profits relating to the management of each Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, each Board reviewed BlackRock’s methodology in allocating its costs of managing the Funds, to each Fund. Each Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by each Board. Each Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, closed-end fund, sub-advised mutual fund, collective investment trust, and institutional separate account product channels, as applicable.

The Board noted that MUA’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Expense Peers.

The Board noted that MEN’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Expense Peers.

The Board noted that MHD’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Expense Peers.

The Board noted that MUH’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Expense Peers.

The Board noted that MUS’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Expense Peers.

DISCLOSURE OF INVESTMENT ADVISORY AGREEMENTS	101

Disclosure of Investment Advisory Agreements  (continued)

The Board noted that MUI’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio ranked in the third and fourth quartiles, respectively, relative to the Expense Peers.

The Board noted that MVT’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio ranked in the first and second quartiles, respectively, relative to the Expense Peers.

D. Economies of Scale: Each Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of each Fund increase. Each Board also considered the extent to which each Fund benefits from such economies in a variety of ways, and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable each Fund to more fully participate in these economies of scale. Each Board considered each Fund’s asset levels and whether the current fee was appropriate.

Based on each Board’s review and consideration of the issue, each Board concluded that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial growth after the initial public offering. They are typically priced at scale at a fund’s inception.

E. Other Factors Deemed Relevant by the Board Members: Each Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, securities lending and cash management services. Each Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. Each Board also noted that, subject to applicable law, BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, each Board also received information regarding BlackRock’s brokerage and soft dollar practices. Each Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Each Board noted the competitive nature of the closed-end fund marketplace, and that shareholders are able to sell their Fund shares in the secondary market if they believe that each Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Each Board also considered the various notable initiatives and projects BlackRock performed in connection with its closed-end fund product line. These initiatives included developing equity shelf programs; efforts to eliminate product overlap with fund mergers; ongoing services to manage leverage that has become increasingly complex; periodic evaluation of share repurchases and other support initiatives for certain BlackRock funds; and continued communications efforts with shareholders, fund analysts and financial advisers. With respect to the latter, the Independent Board Members noted BlackRock’s continued commitment to supporting the secondary market for the common shares of its closed-end funds through a comprehensive secondary market communication program designed to raise investor and analyst awareness and understanding of closed-end funds. BlackRock’s support services included, among other things: sponsoring and participating in conferences; communicating with closed-end fund analysts covering the BlackRock funds throughout the year; providing marketing and product updates for the closed-end funds; and maintaining and enhancing its closed-end fund website.

Conclusion

Each Board, including the Independent Board Members, approved the continuation of the Advisory Agreements between the Manager and each Fund for a one-year term ending June 30, 2020. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, each Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, each Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination.

102	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information

Richard E. Cavanagh, Co-Chair of the Board and Director

Karen P. Robards, Co-Chair of the Board and Director

Michael J. Castellano, Director

Cynthia L. Egan, Director

Frank J. Fabozzi, Director

Henry Gabbay, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director

Catherine A. Lynch, Director

Robert Fairbairn, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Investment Adviser

BlackRock Advisors, LLC

Wilmington, DE 19809

Transfer Agent

Computershare Trust Company, N.A.

Canton, MA 02021

VRDP Tender and Paying Agent and VMTP Redemption and Paying Agent

The Bank of New York Mellon

New York, NY 10289

VRDP Remarketing Agent

Wells Fargo Securities, LLC(a)

Charlotte, NC 28202

VRDP Liquidity Provider

Wells Fargo Bank, N.A.(a)

New York, NY 10152

Accounting Agent and Custodian

State Street Bank and Trust Company

Boston, MA 02111

Independent Registered
Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Willkie Farr & Gallagher LLP

New York, NY 10019

Address of the Funds

100 Bellevue Parkway

Wilmington, DE 19809

(a)	For MEN.

DIRECTOR AND OFFICER INFORMATION	103

Additional Information

Proxy Results

The Annual Meeting of Shareholders was held on July 29, 2019 for shareholders of record on May 30, 2019 to elect director nominees for each Fund. There were no broker non-votes with regard to any of the Funds.

Shareholders elected the Class III Directors as follows:

	Richard E. Cavanagh		Cynthia L. Egan		Robert Fairbairn		Henry Gabbay
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
MUA	33,502,782	1,228,633	33,799,270	932,145	33,810,053	921,362	33,705,232	1,026,183

For the Fund listed above, Directors whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are Michael J. Castellano, R. Glenn Hubbard, Catherine A. Lynch, John M. Perlowski, Karen P. Robards, Frank J. Fabozzi and W. Carl Kester.

Shareholders elected the Directors as follows:

	Michael J. Castellano		Richard E. Cavanagh		Cynthia L. Egan
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
MEN	27,426,148	1,122,756	27,503,660	1,045,244	27,581,567	967,337
MHD	13,460,849	360,470	13,330,627	490,692	13,453,760	367,559
MUH	10,648,647	366,887	10,568,197	447,337	10,666,518	349,016
MUS	11,235,233	1,376,412	11,303,461	1,308,184	11,453,958	1,157,687
MUI	29,887,801	6,702,714	34,786,519	1,803,996	35,474,815	1,115,700
MVT	20,220,629	543,046	20,251,229	512,446	20,243,204	520,471

	Robert Fairbairn		Henry Gabbay		R. Glenn Hubbard
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
MEN	27,642,450	906,454	27,516,292	1,032,612	27,493,906	1,054,998
MHD	13,462,968	358,351	13,460,849	360,470	13,334,759	486,560
MUH	10,689,554	325,980	10,652,244	363,290	10,592,336	423,198
MUS	11,448,225	1,163,420	11,343,575	1,268,070	11,395,369	1,216,276
MUI	35,653,504	937,011	35,634,238	956,277	34,779,811	1,810,704
MVT	20,294,902	468,773	20,260,339	503,336	20,173,202	590,473

	Catherine A. Lynch		John M. Perlowski		Karen P. Robards
	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld
MEN	27,597,533	951,371	27,637,681	911,223	27,564,084	984,820
MHD	13,453,710	367,609	13,469,517	351,802	13,451,463	369,856
MUH	10,673,902	341,632	10,694,405	321,129	10,664,198	351,336
MUS	11,347,136	1,264,509	11,451,654	1,159,991	11,350,058	1,261,587
MUI	29,897,369	6,693,146	35,648,355	942,160	29,889,286	6,701,229
MVT	20,276,396	487,279	20,296,357	467,318	20,271,113	492,562

			Frank J. Fabozzi (a)		W. Carl Kester (a)
			Votes For	Votes Withheld	Votes For	Votes Withheld
MEN			1,425	0	1,425	0
MHD			837	0	837	0
MUH			550	0	550	0
MUS			870	0	870	0
MUI			2,871	0	2,871	0
MVT			1,400	0	1,400	0

(a)	Voted on by holders of preferred shares only.

104	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Additional Information  (continued)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

October 31, 2019
	Total Fiscal Year to Date Cumulative Distributions by Character					Percentage of Fiscal Year to Date Cumulative Distributions by Character
	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share
MHD*	$0.376419	$—	$—	$0.012581	$0.389000	97%	0%	0%	3%	100%
MVT	0.341000	—	—	—	0.341000	100%	0%	0%	0%	100%

*

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” When distributions exceed total return performance, the difference will reduce the Fund’s net asset value per share.

Section 19(a) notices for the Funds, as applicable, are available on the BlackRock website at blackrock.com.

Fund Certification

The Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed as accumulated earnings (loss) in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

Except as described below, during the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Effective July 31, 2019, each of MEN and MUS may invest up to 20% of their managed assets in securities that are rated below investment grade, or are considered by BlackRock to be of comparable quality, at the time of purchase, subject to each Fund’s other investment policies. The adoption of the new policy will have no effect on MEN’s existing investment policy to invest primarily in investment grade municipal bonds and MUS’s existing investment policy to invest at least 80% of its assets in investment grade municipal bonds.

On July 29, 2019, the Board approved the elimination of MUH’s, MUS’s and MUA’s non-fundamental policy limiting investments in illiquid investments to 15% of net assets. As a result, MUH, MUS and MUA may invest without limit in illiquid investments.

In accordance with Section 23(c) of the Investment Company Act of 1940, each Fund may from time to time purchase shares of its common stock in the open market or in private transactions.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

ADDITIONAL INFORMATION	105

Additional Information  (continued)

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Funds’ Forms N-PORT and N-Q are available on the SEC’s website at sec.gov. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at blackrock.com; and (3) on the SEC’s website at sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

106	2019 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Glossary of Terms Used in this Report

Portfolio Abbreviations

AGC	Assured Guarantee Corp.

AGM	Assured Guaranty Municipal Corp.

AMBAC	American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

BARB	Building Aid Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

ERB	Education Revenue Bonds

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

HFA	Housing Finance Agency

IDA	Industrial Development Authority

IDB	Industrial Development Board

ISD	Independent School District

LRB	Lease Revenue Bonds

M/F	Multi-Family

MRB	Mortgage Revenue Bonds

NPFGC	National Public Finance Guarantee Corp.

PSF	Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bonds

S/F	Single-Family

SONYMA	State of New York Mortgage Agency

GLOSSARY OF TERMS USED IN THIS REPORT	107

Want to know more?

blackrock.com    |    877-275-1255 (1-877-ASK-1BLK)

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEMUNI7-10/19-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a) Not Applicable to this semi-annual report

(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable due to no such purchases during the period covered by this report.

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(a)(4) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Muni Intermediate Duration Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date:	January 3, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date:	January 3, 2020

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Muni Intermediate Duration Fund, Inc.

Date:	January 3, 2020

3